UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Macro Themes Fund

BlackRock Multi-Asset Real Return Fund

BlackRock Short Obligations Fund

BlackRock Strategic Risk Allocation Fund

BlackRock Ultra-Short Obligations Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Commodity-Linked Notes	Par (000)	Value
Citigroup, Inc. 1-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Curve CompositeSM, multiplied by 3), 4/18/16	$7,000	$4,824,267
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-JM Enhanced Beta Select Alternative Benchmark Total ReturnSM, multiplied by 3), 4/18/16 (a)	5,000	3,493,720
Morgan Stanley B.V. 3-month LIBOR (Indexed to the Morgan Stanley HDX RADAR MS Dynamic Roll Total ReturnSM, multiplied by 3), 9/02/16 (a)	5,000	4,757,236
UBS AG 3-month LIBOR (Indexed to the Bloomberg Commodity Total Return IndexSM, multiplied by 3), 9/19/16 (a)	5,000	4,595,825
Total Commodity-Linked Notes — 14.1%		17,671,048

Common Stocks	Shares
Biotechnology — 0.3%
Genus PLC	13,852	310,042
Chemicals — 6.0%
Agrium, Inc.	11,376	1,058,764
Albemarle Corp.	4,000	214,080
CF Industries Holdings, Inc.	23,572	1,196,750
Highfield Resources Ltd. (b)(c)	175,917	193,490
Johnson Matthey PLC	1,819	72,349
Monsanto Co.	22,269	2,075,916
Mosaic Co.	15,512	524,151
Potash Corp. of Saskatchewan, Inc.	37,615	761,012
Syngenta AG, Registered Shares	2,929	984,057
Umicore SA	3,930	166,860
Yara International ASA	6,421	291,680

		7,539,109
Energy Equipment & Services — 1.1%
Halliburton Co.	5,600	214,928
Schlumberger Ltd.	15,208	1,188,657

		1,403,585
Food & Staples Retailing — 0.5%
Fyffes PLC	273,336	467,092
Total Produce PLC (b)	98,675	150,284

		617,376

Common Stocks	Shares	Value
Food Products — 8.3%
Archer-Daniels-Midland Co.	21,722	$991,827
Astra Agro Lestari Tbk PT	456,200	660,883
BRF SA — ADR	22,886	350,842
Bumitama Agri Ltd.	53,300	30,628
Bunge Ltd.	14,165	1,033,478
First Resources Ltd.	856,100	1,146,804
Glanbia PLC	40,518	785,152
Hormel Foods Corp.	6,332	427,727
Ingredion, Inc.	2,296	218,258
Input Capital Corp. (b)	54,249	109,942
JBS SA	113,485	419,329
Leroy Seafood Group ASA	8,321	291,869
Marine Harvest ASA	23,771	319,053
Mead Johnson Nutrition Co.	5,678	465,596
MG Unit Trust (b)	183,745	308,082
Sao Martinho SA	20,702	238,501
Select Harvests Ltd.	30,362	218,757
SunOpta, Inc. (b)	30,389	163,493
Synlait Milk Ltd. (b)	61,251	95,395
Tyson Foods, Inc., Class A	29,604	1,313,233
WH Group Ltd. (a)(b)	292,000	161,023
Wilmar International Ltd.	297,400	662,717

		10,412,589
Machinery — 0.4%
Kubota Corp.	35,000	542,551
Metals & Mining — 10.3%
Acacia Mining PLC	34,483	102,278
African Rainbow Minerals Ltd.	5,425	20,687
Agnico Eagle Mines Ltd.	29,051	821,142
Alamos Gold, Inc.	58,000	223,111
AngloGold Ashanti Ltd. (b)	26,978	227,638
Aurico Metals, Inc. (b)	9,607	5,804
Aurubis AG	946	63,193
Barrick Gold Corp.	9,625	73,976
BHP Billiton PLC	39,215	626,811

Portfolio Abbreviations
ADR	American Depositary Receipts	DKK	Danish Krone	KRW	Korean Won	RON	Romanian New Leu
AKA	Also Known As	ETF	Exchange Traded Fund	LIBOR	London Interbank Offered Rate	RUB	Russian Ruble
AUD	Australian Dollar	EUR	Euro	LP	Limited Partnership	S&P	Standard & Poor’s
BRL	Brazilian Real	EURIBOR	Euro Interbank Offered Rate	MXN	Mexican Peso	SEK	Swedish Krona
BUBOR	Budapest Interbank Offer Rate	FKA	Formerly Known As	MYR	Malaysian Ringgit	SGD	Singapore Dollar
CAD	Canadian Dollar	GBP	British Pound	NOK	Norwegian Krone	SPDR	Standard & Poor’s
CDO	Collateralized Debt Obligation	HKD	Hong Kong Dollar	NZD	New Zealand Dollar		Depositary Receipts
CHF	Swiss Franc	HUF	Hungarian Forint	OTC	Over-the-counter	TRY	Turkish Lira
CLO	Collateralized Loan Obligation	IDR	Indonesian Rupiah	PIK	Payment-in-kind	TWD	Taiwan Dollar
CNH	Chinese Yuan	INR	Indian Rupee	PHP	Philippine Peso	USD	U.S. Dollar
CNY	Chinese Yuan Renmimbi	JPY	Japanese Yen	PLN	Polish Zloty	WOP	Worst of Put
				REIT	Real Estate Investment Trust	ZAR	South African Rand

BLACKROCK FUNDS	OCTOBER 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Common Stocks	Shares	Value
Metals & Mining (continued)
Boliden AB	11,370	$217,694
Cameco Corp.	8,993	127,371
Centamin PLC	245,938	240,576
Cia de Minas Buenaventura SAA — ADR	2,187	14,019
Detour Gold Corp. (b)	22,646	251,815
Dominion Diamond Corp.	31,093	328,859
Eldorado Gold Corp.	144,654	505,559
First Quantum Minerals Ltd.	24,126	128,785
Franco-Nevada Corp.	10,092	511,855
Freeport-McMoRan, Inc.	16,316	192,039
Fresnillo PLC	44,073	494,337
Glencore PLC	130,088	224,590
Gold Fields Ltd. — ADR	47,323	119,727
Goldcorp, Inc.	40,346	516,204
HudBay Minerals, Inc.	28,383	147,385
Iluka Resources Ltd.	46,575	211,203
Independence Group NL	24,075	47,161
Industrias Penoles SAB de CV	6,719	89,006
Kinross Gold Corp. (b)	40,809	82,080
Lundin Mining Corp. (b)	67,735	228,442
MAG Silver Corp. (b)	70,545	505,511
Metals X Ltd.	301,851	296,013
Nevsun Resources Ltd.	71,188	212,867
New Gold, Inc. (b)	47,846	118,554
Newcrest Mining Ltd. (b)	83,757	729,628
Newmont Mining Corp.	17,487	340,297
Northern Star Resources Ltd.	58,479	114,109
Oceanagold Corp.	204,413	390,817
Osisko Gold Royalties Ltd.	12,306	127,803
OZ Minerals Ltd.	33,783	103,673
Petra Diamonds Ltd.	39,632	45,558
Polymetal International PLC	8,451	74,618
Randgold Resources Ltd. — ADR	12,845	858,945
Rio Tinto PLC	16,000	583,121
Royal Gold, Inc.	932	44,587
Silver Wheaton Corp.	18,430	250,460
Sociedad Minera Cerro Verde SAA (b)	4,395	76,914
Tahoe Resources, Inc.	23,050	192,495
Teck Resources Ltd., Class B	9,461	55,423
Tmac Resources, Inc. (b)	65,004	293,303
Trevali Mining Corp. (b)	639,400	254,274
Volcan Cia Minera SAA, Class B	744,114	72,735
Western Areas Ltd.	64,467	108,635
Yamana Gold, Inc.	51,767	113,226

		12,806,913
Oil, Gas & Consumable Fuels — 16.3%
Anadarko Petroleum Corp.	13,563	907,093
BG Group PLC	64,230	1,014,735
BP PLC	67,600	401,744
Cabot Oil & Gas Corp.	16,300	353,873
Cairn Energy PLC (b)	103,400	237,982
Carrizo Oil & Gas, Inc. (b)	5,300	199,439
Chevron Corp.	5,000	454,400
China Shenhua Energy Co. Ltd., H Shares	80,000	134,602
Cimarex Energy Co.	6,150	726,069
ConocoPhillips	24,050	1,283,068
Devon Energy Corp.	18,100	758,933
Enbridge, Inc.	22,700	970,253
EnCana Corp.	28,300	215,345
Energen Corp.	4,000	232,600
EOG Resources, Inc.	8,800	755,480
EQT Corp.	5,400	356,778
Exxon Mobil Corp.	25,932	2,145,614
Green Plains, Inc.	7,834	160,675
Hess Corp.	12,600	708,246

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Kosmos Energy Ltd. (b)	30,021	$204,743
Laredo Petroleum, Inc. (b)(c)	16,100	184,828
Marathon Oil Corp.	40,350	741,633
Noble Energy, Inc.	13,700	491,008
Occidental Petroleum Corp.	8,250	614,955
Oil Search Ltd.	250,450	1,395,817
Phillips 66	6,669	593,874
Pioneer Natural Resources Co.	5,500	754,270
Range Resources Corp.	5,750	175,030
Royal Dutch Shell PLC, A Shares	84,000	2,193,008
Statoil ASA	12,679	204,947
TOTAL SA	16,267	786,653

		20,357,695
Paper & Forest Products — 0.6%
Interfor Corp. (b)	21,778	206,854
Louisiana-Pacific Corp. (b)	20,920	369,447
West Fraser Timber Co. Ltd.	3,799	134,429

		710,730
Real Estate Investment Trusts (REITs) — 0.3%
Weyerhaeuser Co.	13,761	403,610
Total Common Stocks — 44.1%		55,104,200

Preferred Stocks
Food Products — 0.4%
Tyson Foods, Inc., 4.75%	10,085	527,950
Total Long-Term Investments (Cost — $76,121,351) — 58.6%		73,303,198

Short-Term Securities	Shares/ Beneficial Interest (000)
Money Market Funds — 3.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	4,208,216	4,208,216

BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(e)(f)	$242	241,730

	Par (000)
U.S. Treasury Bills — 11.2%
U.S. Treasury Bill, 0.16%, 1/28/16 (g)	14,000	13,997,214
Total Short-Term Securities (Cost — $18,444,448) — 14.7%		18,447,160
Total Investments (Cost — $94,565,799*) — 73.3%		$91,750,358
Other Assets Less Liabilities — 26.7%		33,378,219

Net Assets — 100.0%		$125,128,577

2	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$99,956,195

Gross unrealized appreciation	$5,471,918
Gross unrealized depreciation	(13,677,755)

Net unrealized depreciation	$(8,205,837)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	During the period ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity	Shares/Beneficial Interest Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,481,404	726,812	4,208,216	$1,748
BlackRock Liquidity Series, LLC Money Market Series	$2,239,796	$(1,998,066)	$241,730	$38,152	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents the current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(g)	Rates shown are discount rates or a range of discount rates at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	OCTOBER 31, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	—	$9,353,061	$8,317,987	$17,671,048
Common Stocks:
Biotechnology	—	310,042	—	310,042
Chemicals	$5,830,673	1,708,436	—	7,539,109
Energy Equipment & Services	1,403,585	—	—	1,403,585
Food & Staples Retailing	617,376	—	—	617,376
Food Products	5,858,249	4,554,340	—	10,412,589
Machinery	—	542,551	—	542,551
Metals & Mining	8,275,390	4,531,523	—	12,806,913
Oil, Gas & Consumable Fuels	13,988,207	6,369,488	—	20,357,695
Paper & Forest Products	710,730	—	—	710,730
Real Estate Investment Trusts (REITs)	403,610	—	—	403,610
Preferred Stocks	527,950	—	—	527,950
Short-Term Securities:
Money Market Funds	4,208,216	241,730	—	4,449,946
U.S. Treasury Bills	—	13,997,214	—	13,997,214
Total	$41,823,986	$41,608,385	$8,317,987	$91,750,358

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$114,961,773	—	—	$114,961,773
Foreign currency at value	53	—	—	53
Liabilities:
Collateral on securities loaned at value	—	$(241,730)	—	(241,730)
Total	$114,961,826	$(241,730)	—	$114,720,096

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1	Transfers Out of Level 1[1]	Transfers Into Level 2[1]	Transfers Out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
Biotechnology	—	$(1,011,524)	$1,011,524	—
Chemicals	—	(720,775)	720,775	—
Metals & Mining	—	(126,385)	126,385	—
Total	—	$(1,858,684)	$1,858,684	—

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

4	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes
Assets:
Opening Balance, as of July 31, 2015	$18,806,085
Transfers into Level 3[1]	4,035,435
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(5,698,953)
Net change in unrealized appreciation (depreciation)[2]	2,476,467
Purchases	—
Sales	(11,301,047)
Closing Balance, as of October 31, 2015	$8,317,987

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2015[2]	$(399,626)

[1]

As of July 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of October 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,035,435 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	OCTOBER 31, 2015	5

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 1.6%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.19%, 7/18/26 (a)(b)	USD	1,795	$1,738,007
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.94%, 4/15/24 (a)(b)		1,000	946,778
ALM VIII Ltd.:
Series 2013-8A, Class B, 3.04%, 1/20/26 (a)(b)		1,520	1,477,728
Series 2013-8A, Class D, 4.79%, 1/20/26 (a)(b)		3,355	2,825,395
ALM XIV Ltd.:
Series 2014-14A, Class B, 3.24%, 7/28/26 (a)(b)		2,290	2,249,703
Series 2014-14A, Class C, 3.74%, 7/28/26 (a)(b)		2,625	2,427,349
Apidos CLO XII, Series 2013-12A, Class D, 3.34%, 4/15/25 (a)(b)		1,500	1,369,715
Apidos CLO XVII, Series 2014-17A, Class B, 3.14%, 4/17/26 (a)(b)		1,580	1,539,317
Apidos CLO XVIII, Series 2014-18A, Class C, 3.97%, 7/22/26 (a)(b)		880	823,042
Ares XXV CLO Ltd., Series 2012-3X, Class C, 3.44%, 1/17/24 (b)		1,300	1,277,410
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 2.97%, 2/17/26 (a)(b)		1,800	1,731,249
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.29%, 7/16/26 (a)(b)		500	499,995
Series 2014-1A, Class D, 3.74%, 7/16/26 (a)(b)		980	896,113
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.14%, 4/17/23 (a)(b)		1,185	1,187,035
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.54%, 1/20/26 (a)(b)		1,070	958,322
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C, 3.79%, 7/20/26 (a)(b)		1,000	915,727
BlueMountain CLO Ltd., Series 2011-1A, Class D, 4.28%, 8/16/22 (a)(b)		2,000	2,003,664
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class C, 4.79%, 10/04/24 (a)(b)		3,495	3,494,852
Series 2012-4A, Class D, 4.79%, 1/20/25 (a)(b)		726	725,967
Cedar Funding III CLO Ltd., Series 2014-3A, Class D, 3.88%, 5/20/26 (a)(b)		1,105	1,002,227
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.43%, 8/14/24 (a)(b)		1,500	1,471,950
Series 2014-2A, Class B1L, 3.83%, 5/24/26 (a)(b)		1,355	1,243,318
Series 2014-4A, Class D, 3.69%, 10/17/26 (a)(b)		3,250	2,950,619
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.09%, 10/15/26 (a)(b)		1,000	973,093
Eaton Vance CLO Ltd., Series 2014-1A, Class INC, 0.00%, 7/15/26 (a)(b)		4,000	2,178,045
Flatiron CLO Ltd., Series 2013-1A, Class A1, 1.69%, 1/17/26 (a)(b)		3,205	3,153,802
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class ER, 3.54%, 4/20/23 (a)(b)		1,045	979,814
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)(c)		1,455	617,972
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.89%, 4/15/25 (a)(b)		1,000	967,532
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.79%, 7/17/23 (a)(b)		1,000	982,933
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.44%, 7/15/25 (a)(b)		1,640	1,607,200

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
LCM X LP:
Series 10AR, Class CR, 3.14%, 4/15/22 (a)(b)	USD	645	$646,211
Series 10AR, Class DR, 4.04%, 4/15/22 (a)(b)		2,000	1,971,742
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.17%, 8/15/22 (a)(b)		1,500	1,467,481
Madison Park Funding Ltd.:
Series 2012-8AR, Class CR, 3.10%, 4/22/22 (a)(b)		1,252	1,252,240
Series 2012-8AR, Class DR, 4.15%, 4/22/22 (a)(b)		864	849,461
Madison Park Funding X Ltd., Series 2012-10A, Class D, 4.54%, 1/20/25 (a)(b)		2,630	2,604,169
Madison Park Funding XI Ltd., Series 2013-11A, Class C, 3.04%, 10/23/25 (a)(b)		2,680	2,600,356
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.45%, 7/22/24 (a)(b)		2,320	2,285,200
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class DR, 4.30%, 7/25/23 (a)(b)		2,000	1,958,793
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 3.83%, 8/04/25 (a)(b)		568	504,439
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.50%, 10/25/25 (a)(b)		1,000	892,629
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 4.02%, 12/16/24 (a)(b)		1,000	938,557
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.75%, 11/20/23 (a)(b)		3,350	3,337,806
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.52%, 7/22/25 (a)(b)		1,000	915,592
OZLM VII Ltd., Series 2014-7A, Class C, 3.89%, 7/17/26 (a)(b)		1,062	976,441
OZLM VIII Ltd.:
Series 2014-8A, Class B, 3.29%, 10/17/26 (a)(b)		3,000	2,904,855
Series 2014-8A, Class C, 3.79%, 10/17/26 (a)(b)		1,700	1,553,632
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.14%, 10/17/22 (a)(b)		1,215	1,169,548
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 3.79%, 4/15/26 (a)(b)		1,550	1,459,469
Race Point V CLO Ltd., Series 2011-5AR, Class DR, 4.09%, 12/15/22 (a)(b)		1,645	1,641,769
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A1T, 4.87%, 6/25/45 (a)(b)		2,419	2,237,575
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.25%, 7/25/26 (a)(b)		550	532,984
Series 2014-1A, Class D, 3.80%, 7/25/26 (a)(b)		660	593,260
Seneca Park CLO Ltd., Series 2014-1A, Class D, 3.79%, 7/17/26 (a)(b)		1,435	1,329,425
Silver Spring CLO Ltd., Series 2014-1A, Class D, 3.74%, 10/15/26 (a)(b)		2,000	1,723,020
Steele Creek CLO Ltd., Series 2014-1A, Class C, 3.48%, 8/21/26 (a)(b)		1,110	1,097,013
TICP CLO II Ltd., Series 2014-2A, Class B, 3.29%, 7/26/26 (a)(b)		870	842,551
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.82%, 7/15/25 (a)(b)		1,000	937,610
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.83%, 6/10/25 (a)(b)		500	468,213
Venture XVI CLO Ltd., Series 2014-16A, Class A3L, 3.04%, 4/15/26 (a)(b)		1,750	1,680,215
Venture XVII CLO Ltd., Series 2014-17A, Class C, 3.17%, 7/15/26 (a)(b)		1,163	1,123,493

6	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Voya CLO Ltd.:
Series 2012-1RA, Class CR, 3.99%, 3/14/22 (a)(b)	USD	2,350	$2,335,406
Series 2013-3A, Class B, 2.99%, 1/18/26 (a)(b)		2,120	2,044,053
Series 2014-3A, Class C, 3.90%, 7/25/26 (a)(b)		1,015	918,576
WhiteHorse IX Ltd., Series 2014-9A, Class C, 2.99%, 7/17/26 (a)(b)		980	917,813

			97,927,470
Iceland — 0.0%
Avoca CLO XV Ltd., Series 15X, Class F, 0.00%, 11/28/28 (b)	EUR	2,650	2,678,033
Ireland — 1.9%
ALME Loan Funding II Ltd.:
Series 2014-2X, Class A, 1.48%, 8/15/27 (b)		12,685	13,920,194
Series 2X, Class E, 5.18%, 8/15/27 (b)		5,710	5,779,755
Series 2X, Class F, 5.93%, 8/15/27 (b)		3,825	3,680,382
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 7/15/27 (b)		5,313	5,340,199
Series 2014-1X, Class F, 5.75%, 7/15/27 (b)		2,883	2,724,788
Avoca CLO XIII Ltd, Series 13X, Class E, 5.46%, 12/29/27 (b)		3,530	3,745,904
Avoca CLO XV Ltd.:
Series 15X, Class E, 0.00%, 11/28/28 (b)		7,040	7,215,114
Series 15X, Class M1, 0.00%, 11/28/28 (b)		6,300	5,750,071
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.40%, 7/08/27 (b)		21,280	23,351,806
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.95%, 1/22/28 (b)		1,300	1,421,784
Series 4X, Class F, 6.55%, 1/22/28 (b)		4,400	4,399,874
Series 4X, Class SUB, 0.21%, 1/22/28 (b)		21,100	19,019,776
Harvest CLO:
Series 11X, Class E, 0.00%, 3/26/29 (b)		3,120	3,161,493
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		8,080	7,285,843
Sorrento Park CLO Ltd., Series 1X, Class E, 6.24%, 11/16/27 (b)		4,200	4,150,137

			110,947,120
Italy — 0.5%
Arianna SPV Srl:
Series 2014-1, Class A, 3.60%, 10/20/30		15,768	17,652,301
Series 2014-1, Class B, 5.50%, 10/20/30		5,200	5,976,695
Colombo Srl, Series 2014-1, Class B, 0.65%, 8/28/26 (b)		2,749	2,985,510

			26,614,506
Netherlands — 1.3%
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.42%, 7/30/28 (b)		1,480	1,546,108
Series 2015-4X, Class E, 4.57%, 7/30/28 (b)		1,965	1,909,078
Series 2015-4X, Class F, 6.32%, 7/30/28 (b)		750	719,584
Jubilee CDO BV, Series 2014-VIII-X, Class SUB, 5.05%, 1/15/24		11,440	7,807,406

Asset-Backed Securities		Par (000)		Value
Netherlands (continued)
Jubilee CDO VIII BV, Series 2014-11X, Class A, 1.38%, 4/15/27 (b)	EUR	6,330		$6,941,477
North Westerly CLO IV BV:
Series 2014-IV-X, Class A-1, 0.00%, 1/15/26 (c)	USD	6,166		5,623,037
Series 2014-IV-X, Class A-1, 1.50%, 1/15/26 (b)		21,350		23,479,323
St. Pauls CLO, Series 4X, Class A1, 1.38%, 4/25/28 (b)		25,750		28,316,086

				76,342,099
Portugal — 0.1%
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18		6,284		6,894,458
United Kingdom — 0.1%
Ludgate Funding PLC, Series 2007-1, Class R, 0.00%, 1/01/61 (b)	GBP	119,000		5,466,794
United States — 2.3%
Aircraft Loan Trust, Series 2015-1, Class X, 0.00%, 3/20/22 (c)(d)	USD	—		2,875,000
Countrywide Asset-Backed Certificates, 0.37%, 3/25/37		7,653		7,791,837
Credit Acceptance Auto Loan Trust:
Series 2014-2A, Class B, 2.67%, 9/15/22 (a)		2,000		2,008,930
Series 2015-1A, Class B, 2.61%, 1/17/23 (a)		4,240		4,246,744
Series 2015-1A, Class C, 3.30%, 7/17/23 (a)		1,500		1,488,622
Series 2015-2A, Class B, 3.04%, 8/15/23 (a)		3,695		3,703,512
Series 2015-2A, Class C, 3.76%, 2/15/24 (a)		2,000		1,994,620
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		4,659		4,710,554
Navient Private Education Loan Trust:
Series 2015-AA, Class A3, 1.91%, 11/15/30 (a)(b)		4,705		4,663,684
Series 2015-AA, Class B, 3.50%, 12/15/44 (a)		1,400		1,278,383
Series 2014-CTA, Class A, 0.90%, 9/16/24 (a)(b)		880		869,894
Series 2014-CTA, Class B, 1.95%, 10/17/44 (a)(b)		1,500		1,435,470
OneMain Financial Issuance Trust:
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		4,710		4,798,265
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		6,590		6,590,749
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		4,000		4,003,752
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		1,000		999,200
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		4,710		4,755,828
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		9,235		9,210,989
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		1,845		1,839,262
Santander Drive Auto Receivables Trust:
Series 2012-AA, Class Cert, 0.00% (a)		—	(d)	2,042,479
Series 2014-3, Class C, 2.13%, 8/17/20		1,500		1,507,224
Series 2014-3, Class D, 2.65%, 8/17/20		5,000		5,013,815

BLACKROCK FUNDS	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Asset-Backed Securities		Par (000)		Value
United States (continued)
Series 2014-4, Class D, 3.10%, 11/16/20	USD	1,250		$1,244,335
Series 2014-S1, Class CERT, 0.00%, 8/16/18 (a)(c		—	(d)	4,611,200
Series 2014-S2, Class CERT, 0.00%, 11/16/18 (a)(c)		—	(d)	4,214,925
Series 2014-S3, Class CERT, 0.00%, 2/19/19 (a)(c)		—	(d)	5,705,050
Series 2014-S4, Class CERT, 0.00%, 4/16/19 (a)(c)		—	(d)	6,700,650
Series 2014-S5, Class Cert, 0.00% (a)		—	(d)	2,281,500
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.45%, 6/16/42 (a)(b)		9,870		10,220,839
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		5,640		5,584,175
SMB Private Education Loan Trust, Series 2015-C, Class B, 3.50%, 9/15/43 (a)		9,225		8,403,191
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		7,525		7,581,265

				134,375,943
Total Asset-Backed Securities — 7.8%				461,246,423

Common Stocks		Shares		Value
Canada — 0.0%
Amaya, Inc. (e)		15,000		335,194
Luxembourg — 0.0%
Concrete Investment II SCA		21,824		2,639,865
Concrete Investment II SCA-Stapled (f)		21,824		—

				2,639,865
United States — 0.9%
ADT Corp.		173,500		5,732,440
Agrofresh Solutions, Inc. (e)		168,850		1,193,770
Apple, Inc.		40,700		4,863,650
EMC Corp.		302,228		7,924,418
HCA Holdings, Inc. (e)		9,000		619,110
Infrareit, Inc.		75,000		1,791,000
Paypal Holdings, Inc.		322,175		11,601,522
Project Ivy	55,550,000			55,550
Sabre Corp.		264,425		7,752,941
Santander Drive Auto Receivables Trust (a)		5		2,940,600
Seagate Technology PLC		88,800		3,379,728
Wal-Mart Stores, Inc.		62,750		3,591,810

				51,446,539
Total Common Stocks — 0.9%				54,421,598

Corporate Bonds		Par (000)		Value
Australia — 0.3%
APT Pipelines Ltd.:
3.88%, 10/11/22	USD	379		372,709
4.20%, 3/23/25		1,300		1,258,855
Baosteel Financing 2015 Pty Ltd., 3.88%, 1/28/20		410		412,601
BHP Billiton Finance USA Ltd., 6.25%, 10/19/75 (b)		650		667,615
Goodman Funding Pty Ltd., 6.00%, 3/22/22		900		1,000,054
SGSP Australia Assets Pty Ltd., 3.30%, 4/09/23		200		191,650

Corporate Bonds		Par (000)	Value
Australia (continued)
Virgin Australia Trust:
Series 2013-1, Class B, 6.00%, 4/23/22 (a)	USD	3,421	$3,480,449
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		7,461	7,573,165
Series 2013-1, Class D, 8.50%, 10/23/16 (a)		5,439	5,540,841

			20,497,939
Barbados — 0.1%
Columbus International, Inc., 7.38%, 3/30/21 (a)		5,565	5,787,600
Belgium — 0.1%
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27	EUR	3,265	3,495,573
British Virgin Islands — 0.1%
China Cinda Finance 2014 Ltd., 5.63%, 5/14/24	USD	820	863,098
CNPC HK Overseas Capital Ltd., 4.50%, 4/28/21		2,000	2,128,502
Eastern Creation II Investment Holdings Ltd., 1.50%, 7/29/19	EUR	220	237,924

			3,229,524
Canada — 0.4%
Air Canada, 6.75%, 10/01/19 (a)	USD	8,000	8,480,000
Air Canada Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 11/15/22 (a)		1,770	1,813,762
Series 2013-1, Class C, 6.63%, 5/15/18 (a)		3,045	3,112,903
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		8,490	8,882,663

			22,289,328
Cayman Islands — 0.1%
Formosa Group Cayman Ltd., 3.38%, 4/22/25		1,800	1,725,660
Goodman Hk Finance, 4.38%, 6/19/24		400	407,004
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		640	691,322
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		1,500	1,510,422

			4,334,408
China — 0.5%
Alibaba Group Holding Ltd., 4.50%, 11/28/34		2,200	2,107,600
Bluestar Finance Holdings Ltd., 4.38%, 6/11/20		1,500	1,496,304
CCCI Treasure Ltd., 3.50% (b)(g)		2,700	2,678,940
Central Plaza Development Ltd., 7.13% (b)(g)		900	940,320
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		450	478,125
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		1,940	1,849,879
China New Town Finance I Ltd., 5.50%, 5/06/18	CNY	3,750	579,028
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43	USD	680	713,436
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		1,350	1,364,715
CITIC Ltd.:
8.63% (b)(g)		2,000	2,268,260
6.80%, 1/17/23		2,000	2,322,554
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		1,950	1,939,829
Export-Import Bank of China/The Via Avi Funding Co. Ltd., 2.85%, 9/16/20		1,100	1,105,194
Far East Horizon Ltd., 5.55% (b)(g)		400	400,274

8	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
China (continued)
Fuqing Investment Management Ltd., 4.85%, 7/21/18	CNY	3,500	$542,497
Jingneng Clean Energy Investment Holdings Ltd., 4.30%, 12/23/17		6,000	939,482
Proven Honour Capital Ltd., 4.13%, 5/19/25	USD	1,500	1,496,490
Tencent Holdings Ltd., 3.80%, 2/11/25		1,000	993,432
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		950	1,042,179
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		700	724,746
Zhaohai Investment BVI Ltd, 4.00%, 7/23/20		1,350	1,325,903

			27,309,187
Cyprus — 0.4%
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 (h)	EUR	13,000	16,661,352
3.00%, 12/09/21		7,800	8,126,966

			24,788,318
Czech Republic — 0.1%
CE Energy A/S, 7.00%, 2/01/21		3,387	3,831,595
France — 1.3%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)	USD	2,790	2,873,700
6.75%, 11/15/20 (a)		3,521	3,741,063
BNP Paribas Cardif SA, 4.03% (b)(g)	EUR	14,000	14,777,330
Lion/Seneca France 2, 7.88%, 4/15/19		9,210	8,710,295
Numericable-SFR SAS:
4.88%, 5/15/19 (a)	USD	7,500	7,537,500
5.38%, 5/15/22	EUR	5,410	6,157,327
5.63%, 5/15/24		7,351	8,271,876
6.25%, 5/15/24 (a)	USD	4,305	4,305,000
SGD Group SAS, 5.63%, 5/15/19	EUR	7,174	8,069,941
Societe Generale SA, 8.25%, 9/29/49 (a)(b)(g)	USD	10,000	10,103,200

			74,547,232
Germany — 3.0%
Bertelsmann SE & Co. KGaA, 3.50%, 4/23/75 (b)	EUR	4,300	4,351,399
Commerzbank AG:
7.75%, 3/16/21		11,400	15,169,943
8.13%, 9/19/23 (a)	USD	7,614	8,816,403
Deutsche Bank AG, 2.75%, 2/17/25	EUR	3,082	3,255,489
FTE Verwaltungs GmbH, 9.00%, 7/15/20		1,980	2,304,462
Merck KGaA, 2.63%, 12/12/74 (b)		4,640	5,045,231
Pfleiderer GmbH, 7.88%, 8/01/19		3,318	3,762,660
Schaeffler Finance BV, 3.25%, 5/15/25		3,158	3,450,644
Schaeffler Holding Finance BV:
6.25% (6.25% Cash or 6.50% PIK), 11/15/19 (a)(i)	USD	3,202	3,378,110
6.75% (6.75% Cash or 7.00% PIK), 11/15/22 (a)(i)		4,069	4,445,383
Unitymedia GmbH, 3.75%, 1/15/27	EUR	1,610	1,580,115
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.13%, 1/21/23		738	860,234
5.63%, 4/15/23		1,391	1,633,332
4.00%, 1/15/25		11,460	12,601,488
3.50%, 1/15/27		583	614,811
6.25%, 1/15/29		4,949	6,040,808
Volkswagen International Finance NV:
3.50% (b)(g)		16,055	14,632,369
5.50%, 11/09/15 (h)		69,300	57,459,148
5.50%, 11/09/15 (a)(h)		4,200	3,482,373
Vonovia Finance BV, 4.00% (b)(g)		11,600	12,500,825

Corporate Bonds		Par (000)	Value
Germany (continued)
Xefin Lux SCA, 3.72%, 6/01/19 (b)	EUR	3,546	$3,895,071
ZF North America Capital, Inc., 2.75%, 4/27/23		6,200	6,596,252

			175,876,550
Greece — 0.1%
Intralot Capital Luxembourg SA, 6.00%, 5/15/21		1,880	1,914,359
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		2,985	3,470,541

			5,384,900
Guernsey — 0.1%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/23 (a)	USD	3,776	3,927,336
Hong Kong — 0.1%
Aia Group Ltd., 3.20%, 3/11/25		1,350	1,301,769
BAIC Inalfa HK Investment Co. Ltd., 1.90%, 11/02/20	EUR	1,600	1,738,025
Noble Group Ltd.:
6.00% (b)(g)		1,400	798,000
6.75%, 1/29/20		250	192,625
Southwest Securities International Securities Ltd., 6.45%, 5/28/18	CNY	4,000	627,900
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	USD	260	278,519

			4,936,838
India — 0.1%
ICICI Bank Ltd., 6.38%, 4/30/22 (b)		1,400	1,436,680
Lodha Developers International Ltd., 12.00%, 3/13/20		900	790,882
Reliance Holding USA, Inc., 5.40%, 2/14/22		1,000	1,096,486
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	3,174	3,377,871
Vedanta Resources PLC, 8.25%, 6/07/21	USD	1,050	840,000

			7,541,919
Indonesia — 0.1%
Jababeka International BV, 7.50%, 9/24/19		200	190,723
Pertamina Persero PT:
5.63%, 5/20/43		2,680	2,228,420
6.45%, 5/30/44		1,000	926,254
Pratama Agung Pte Ltd., 6.25%, 2/24/20		1,700	1,665,454

			5,010,851
Ireland — 0.2%
Allied Irish Banks PLC, 2.75%, 4/16/19	EUR	8,980	10,336,302
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22		1,859	2,064,692

			12,400,994
Italy — 3.1%
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19		4,869	5,413,094
Banco Popolare SC, 3.50%, 3/14/19		28,038	31,927,610
Buzzi Unicem SpA, 1.38%, 7/17/19 (h)		3,800	5,113,649
FGA Capital Ireland PLC, 2.63%, 4/17/19		3,885	4,416,002
Intesa Sanpaolo SpA, 6.63%, 9/13/23		11,995	16,048,275
Meccanica Holdings USA, Inc.:
7.38%, 7/15/39 (a)	USD	6,850	7,192,500
6.25%, 1/15/40 (a)		9,890	9,370,775
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	1,522	1,786,741
Snai SpA, 7.63%, 6/15/18		1,899	2,106,508

BLACKROCK FUNDS	OCTOBER 31, 2015	9

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
Italy (continued)
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	6,733	$6,509,195
6.00%, 9/30/34		5,657	5,317,580
7.72%, 6/04/38		3,875	4,126,875
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	13,060	19,070,547
UniCredit SpA:
6.95%, 10/31/22		2,920	3,815,375
5.75%, 10/28/25 (b)		39,720	47,717,549
Wind Acquisition Finance SA, 4.00%, 7/15/20		15,701	17,503,012

			187,435,287
Jamaica — 0.0%
Digicel Ltd., 6.00%, 4/15/21 (a)	USD	2,735	2,461,500
Japan — 0.6%
Fukoku Mutual Life Insurance Co., 5.00% (b)(g)		950	950,000
Meiji Yasuda Life Insurance Co.:
5.20%, 10/20/45 (a)(b)		30,000	31,034,190
5.20%, 10/20/45 (b)		1,150	1,185,995
Mizuho Financial Group, Inc., 4.35%, 10/20/25		900	899,280

			34,069,465
Jersey — 0.1%
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (a)		8,010	8,045,372
Luxembourg — 1.1%
Actavis Funding SCS, 4.75%, 3/15/45		12,060	11,533,123
Altice Financing SA:
6.50%, 1/15/22 (a)		3,975	4,024,687
5.25%, 2/15/23	EUR	7,408	8,227,672
6.63%, 2/15/23 (a)	USD	1,779	1,783,447
Altice SA:
7.25%, 5/15/22	EUR	7,356	7,846,357
7.75%, 5/15/22 (a)	USD	3,520	3,388,000
6.25%, 2/15/25	EUR	6,302	6,150,372
7.63%, 2/15/25 (a)	USD	1,982	1,822,449
APERAM SA, 0.63%, 7/08/21 (h)		11,600	12,312,240
Bilbao Luxembourg SA, 10.50%, 12/01/18 (i)	EUR	5,672	6,418,303
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22		1,000	1,096,076
Wind Acquisition Finance SA, 7.00%, 4/23/21		600	681,365

			65,284,091
Netherlands — 1.2%
Achmea BV, 6.00%, 4/04/43 (b)		3,612	4,372,106
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25%, 7/01/20	USD	9,981	10,218,049
4.63%, 7/01/22		6,469	6,606,466
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	2,385	2,801,883
Constellium NV, 8.00%, 1/15/23 (a)	USD	4,020	3,406,950
Hema Bondco I BV:
5.21%, 6/15/19 (b)	EUR	3,720	2,780,105
6.25%, 6/15/19		3,086	2,441,061
Hema Bondco II BV, 8.50%, 12/15/19		476	219,842
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)	USD	9,385	9,408,463
4.13%, 6/15/20 (a)		3,669	3,742,380
5.75%, 2/15/21 (a)(j)		3,300	3,448,500
4.63%, 6/15/22 (a)		4,875	4,972,500
Sensata Technologies BV, 5.00%, 10/01/25 (a)		2,475	2,416,219
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	9,592	9,909,701
Ziggo Bond Finance BV, 4.63%, 1/15/25		4,591	4,720,342

			71,464,567

Corporate Bonds		Par (000)	Value
New Zealand — 0.0%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (a)	USD	2,995	$3,009,975
Philippines — 0.1%
Rizal Commercial Banking Corp.:
4.25%, 1/22/20		400	415,944
3.45%, 2/02/21		1,300	1,306,367
Royal Capital BV, 6.25% (b)(g)		2,150	2,190,313

			3,912,624
Poland — 0.1%
Play Finance 1 SA, 6.50%, 8/01/19	EUR	3,665	4,196,465
Portugal — 0.7%
Novo Banco SA:
2.63%, 5/08/17		6,100	6,221,064
4.75%, 1/15/18		19,300	19,769,501
4.00%, 1/21/19		17,900	18,038,928

			44,029,493
Puerto Rico — 0.1%
Popular, Inc., 7.00%, 7/01/19	USD	7,405	7,219,875
Russia — 0.1%
Russian Foreign Bonds — Eurobond, 3.25%, 4/04/17		4,600	4,635,190
Singapore — 0.0%
Global A&T Electronics Ltd., 10.00%, 2/01/19		2,850	2,422,500
South Korea — 0.0%
Woori Bank Co. Ltd., 4.75%, 4/30/24		2,130	2,193,570
Spain — 3.5%
Abengoa Finance SAU:
8.88%, 2/05/18	EUR	900	494,843
7.75%, 2/01/20 (a)	USD	205	86,100
7.00%, 4/15/20	EUR	605	300,045
6.00%, 3/31/21		14,836	6,941,782
Abengoa Greenfield SA, 5.50%, 10/01/19		6,100	2,616,605
Abengoa SA, 8.50%, 3/31/16		1,750	1,621,874
Abengoa Yield PLC, 7.00%, 11/15/19 (a)	USD	1,768	1,608,880
Banco Popular Espanol SA, 8.25% (b)(g)	EUR	6,400	6,914,601
Bankia SA:
3.50%, 1/17/19		39,900	46,324,068
4.00%, 5/22/24 (b)		57,600	63,267,714
BPE Financiaciones SA, 2.00%, 2/03/20		19,300	21,170,363
CaixaBank SA:
4.50%, 11/22/16 (h)		10,000	7,225,802
5.00%, 11/14/23 (b)		6,500	7,526,807
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23		4,475	4,640,442
Obrascon Huarte Lain SA, 5.50%, 3/15/23		5,616	5,712,463
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20		8,186	9,312,693
Santander Issuances SAU, 2.50%, 3/18/25		4,000	4,191,497
Telefonica Europe BV:
4.20% (b)(g)		16,400	18,198,882
5.88% (b)(g)		1,800	2,028,855

			210,184,316
Sri Lanka — 0.0%
Sri Lanka Government International Bonds, 6.85%, 11/03/25	USD	600	593,760
Sweden — 0.2%
Verisure Holding AB, 6.00%, 11/01/22	EUR	3,925	4,413,240
Volvo Treasury AB, 4.20%, 6/10/75 (b)		5,290	5,780,793

			10,194,033

10	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)		Value
Switzerland — 0.3%
UBS AG:
4.75%, 5/22/23 (b)	USD	1,560		$1,603,914
5.13%, 5/15/24		13,800		14,060,489
UBS Group AG, 5.75% (b)(g)	EUR	1,500		1,693,104

				17,357,507
Turkey — 0.2%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (a)	USD	15,136		14,644,428
United Kingdom — 2.3%
Annington Finance No. 4 PLC, 1.55%, 1/10/23 (b)	GBP	—	(d)	727
Annington Finance No. 5 PLC, 13.00%, 1/15/23 (i)		6,641		11,875,577
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (b)		550		780,469
Centrica PLC, 3.00%, 4/10/76 (b)	EUR	6,490		6,806,014
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		9,925		10,744,862
Cognita Financing PLC, 7.75%, 8/15/21	GBP	1,325		2,052,822
Enterprise Funding Ltd., 3.50%, 9/10/20 (h)		4,600		6,133,995
IDH Finance PLC, 6.00%, 12/01/18		2,490		3,873,111
New Look Senior Issuer PLC, 8.00%, 7/01/23		264		397,677
Pension Insurance Corp. PLC, 6.50%, 7/03/24		2,925		4,412,390
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 9/30/21		859		1,336,714
Series A6, 5.94%, 9/30/22		3,963		5,956,596
Series A7, 5.27%, 3/30/24		2,423		3,362,386
Punch Taverns Finance PLC:
0.58%, 7/15/21 (b)		9,113		12,767,063
6.08%, 10/15/27 (a)(b)		10,514		14,587,468
Silk Bidco A/S, 7.50%, 2/01/22	EUR	3,740		4,335,189
Unique Pub Finance Co. PLC:
6.54%, 3/30/21	GBP	1,090		1,751,364
7.40%, 3/28/24		3,366		5,292,779
5.66%, 6/30/27		10,236		15,779,782
6.46%, 3/30/32		5,595		7,417,678
Virgin Media Secured Finance PLC:
6.00%, 4/15/21		2,189		3,564,206
5.50%, 1/15/25		1,035		1,579,592
6.25%, 3/28/29		1,111		1,739,153
Vougeot Bidco PLC, 7.88%, 7/15/20		2,359		3,854,812
Voyage Care Bondco PLC, 11.00%, 2/01/19		5,000		7,958,469

				138,360,895
United States — 31.1%
21st Century Fox America, Inc.:
3.70%, 10/15/25 (a)	USD	4,660		4,660,485
4.95%, 10/15/45 (a)		3,775		3,862,606
Actavis Funding SCS:
3.00%, 3/12/20		10,000		10,033,870
3.45%, 3/15/22 (j)		11,340		11,266,812
3.80%, 3/15/25		14,023		13,895,924
Actavis, Inc., 3.25%, 10/01/22		8,850		8,666,814
Advanced Micro Devices, Inc., 6.75%, 3/01/19		1,750		1,347,500
AECOM:
5.75%, 10/15/22 (a)		3,942		4,099,680
5.88%, 10/15/24 (a)		2,475		2,555,437
Ally Financial, Inc.:
3.75%, 11/18/19		5,000		5,065,000
4.13%, 3/30/20		7,500		7,743,750
5.13%, 9/30/24		5,925		6,243,173
8.00%, 11/01/31		2,441		2,959,713
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		4,491		4,544,892
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		8,135		8,063,819

Corporate Bonds		Par (000)	Value
United States (continued)
American Airlines Pass-Through Trust:
Series 2001-1, Class A-1, 6.98%, 5/23/21	USD	11,499	$11,786,627
Series 2011-1, Class B, 7.00%, 1/31/18 (a)		3,356	3,549,396
Series 2013-1, Class C, 6.13%, 7/15/18 (a)		12,304	12,719,260
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		33,071	33,897,907
American Capital Ltd., 6.50%, 9/15/18 (a)		10,775	11,125,187
American International Group, Inc., 3.75%, 7/10/25		7,510	7,630,055
Amsurg Corp., 5.63%, 7/15/22		8,133	7,990,673
Anadarko Petroleum Corp., 0.00%, 10/10/36 (c)		41,630	16,141,616
Anixter, Inc., 5.13%, 10/01/21		2,450	2,508,187
Antero Resources Corp., 5.13%, 12/01/22		3,250	2,916,875
AT&T Inc., 0.00%, 11/27/22 (a)(c)		50,000	38,785,450
Aviation Capital Group Corp., 4.88%, 10/01/25 (a)		14,915	14,955,271
Bank of America Corp.:
2.63%, 10/19/20		40,000	39,843,760
3.30%, 1/11/23		45,977	45,843,897
3.88%, 8/01/25		20,000	20,348,180
Baxalta, Inc., 4.00%, 6/23/25 (a)		1,956	1,966,752
Belden, Inc., 5.50%, 4/15/23	EUR	780	858,757
Biogen, Inc.:
2.90%, 9/15/20	USD	4,075	4,110,840
4.05%, 9/15/25		5,850	5,922,148
5.20%, 9/15/45		4,690	4,729,851
Blackstone CQP Holdco LP, 9.30%, 3/31/19		10,076	10,176,555
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (a)		3,392	3,510,720
Branch Banking & Trust Co., 3.63%, 9/16/25		6,900	6,962,038
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		3,425	3,639,063
Calpine Corp.:
5.38%, 1/15/23		8,581	8,205,581
5.75%, 1/15/25		9,078	8,601,405
Capital One Financial Corp.:
3.20%, 2/05/25 (k)		10,425	10,059,333
4.20%, 10/29/25		25,645	25,644,846
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 5/01/27 (a)		7,500	7,500,000
CCO Safari II LLC:
4.46%, 7/23/22 (a)		8,499	8,622,219
4.91%, 7/23/25 (a)		2,182	2,217,966
6.38%, 10/23/35 (a)		5,305	5,464,617
6.48%, 10/23/45 (a)		11,894	12,333,983
6.83%, 10/23/55 (a)		14,691	14,886,214
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		7,034	7,368,115
Chemours Co.:
6.63%, 5/15/23 (a)(k)		6,290	4,693,913
7.00%, 5/15/25 (a)		598	445,510
Citigroup, Inc., 3.75%, 6/16/24 (k)		20,000	20,401,680
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		1,233	1,251,495
CommScope, Inc., 5.50%, 6/15/24 (a)		1,203	1,190,970
Continental Airlines Pass-Through Certificates:
Series 2012-2, Class A, 4.00%, 4/29/26		2,512	2,574,308
Series 2012-3, Class C, 6.13%, 4/29/18		4,500	4,636,800
Continental Resources, Inc.:
4.50%, 4/15/23		3,660	3,233,665
3.80%, 6/01/24		11,340	9,490,990
DaVita HealthCare Partners, Inc., 5.00%, 5/01/25		3,862	3,833,800

BLACKROCK FUNDS	OCTOBER 31, 2015	11

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/23	USD	19,001	$19,214,761
Discover Bank:
4.20%, 8/08/23		6,590	6,799,391
4.25%, 3/13/26		9,600	9,690,269
DISH DBS Corp., 5.88%, 11/15/24		5,996	5,735,174
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		2,555	2,535,837
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)		471	491,018
5.75%, 3/01/23 (a)		4,841	5,101,204
Dynegy, Inc.:
6.75%, 11/01/19		9,980	9,955,050
7.38%, 11/01/22		9,895	9,919,737
Eastman Chemical Co., 4.65%, 10/15/44 (k)		20,000	18,724,220
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (a)		4,953	4,953,000
6.00%, 2/01/25 (a)		2,278	2,260,915
Energy Transfer Partners LP:
4.15%, 10/01/20		4,330	4,342,522
4.05%, 3/15/25		665	585,130
4.75%, 1/15/26		20,305	18,635,076
Equinix, Inc.:
5.38%, 1/01/22		6,456	6,744,583
5.75%, 1/01/25		4,554	4,747,545
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		941	944,482
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		3,100	3,155,109
4.50%, 10/15/22		2,632	2,686,964
5.00%, 10/15/25		6,036	6,240,717
FireEye, Inc., 1.00%, 6/01/35 (a)(h)		5,375	4,649,375
First Data Corp.:
5.38%, 8/15/23 (a)		2,652	2,698,410
7.00%, 12/01/23 (a)		9,479	9,644,883
Flextronics International Ltd., 4.75%, 6/15/25 (a)		8,995	8,770,125
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		5,985	6,028,391
Ford Motor Credit Co. LLC, 3.16%, 8/04/20		20,000	20,214,660
Forest Laboratories LLC, 5.00%, 12/15/21 (a)(j)		23,250	25,127,623
Freeport-McMoRan, Inc., 5.40%, 11/14/34		5,000	3,526,550
Freescale Semiconductor, Inc., 5.00%, 5/15/21 (a)		2,600	2,684,500
Frontier Communications Corp.:
6.25%, 9/15/21		2,550	2,277,150
6.88%, 1/15/25		685	591,906
11.00%, 9/15/25 (a)		1,148	1,203,242
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	1,400	1,247,311
Genworth Holdings, Inc.:
6.52%, 5/22/18	USD	13,765	14,160,744
7.70%, 6/15/20		2,625	2,579,063
4.80%, 2/15/24		5,000	3,650,000
Gilead Sciences, Inc.:
2.55%, 9/01/20		22,265	22,476,829
3.25%, 9/01/22		3,845	3,899,107
3.60%, 3/01/26		4,405	4,453,490
4.60%, 9/01/35		5,005	5,081,326
4.75%, 3/01/46		4,000	4,046,308
Goldman Sachs Group, Inc.:
2.75%, 9/15/20		5,615	5,639,414
4.00%, 3/03/24 (k)		40,000	41,200,520
3.75%, 5/22/25		25,000	25,181,475
4.25%, 10/21/25		2,825	2,823,898
4.75%, 10/21/45		11,145	11,304,585

Corporate Bonds		Par (000)	Value
United States (continued)
HCA, Inc.:
4.25%, 10/15/19	USD	9,075	$9,346,796
5.38%, 2/01/25		2,819	2,892,999
5.25%, 4/15/25		11,685	12,093,975
HD Supply, Inc.:
7.50%, 7/15/20		1,999	2,128,935
5.25%, 12/15/21 (a)		10,006	10,506,300
Hologic, Inc., 5.25%, 7/15/22 (a)		1,201	1,253,544
HSBC USA, Inc., 1.70%, 3/05/18 (k)		44,255	44,216,587
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)		5,333	5,546,320
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22		5,186	5,341,580
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, 5/01/21 (a)(i)		6,700	5,799,654
Infor U.S., Inc.:
5.75%, 8/15/20 (a)		910	928,200
6.50%, 5/15/22 (a)		6,782	6,425,945
International Game Technology PLC, 6.25%, 2/15/22 (a)		5,875	5,728,125
iStar, Inc., 4.00%, 11/01/17		1,920	1,876,800
Italics Merger Sub, Inc., 7.13%, 7/15/23 (a)		5,817	5,770,406
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		2,992	2,995,740
John Deere Capital Corp., 3.35%, 6/12/24		15,000	15,341,820
JPMorgan Chase & Co.:
6.10% (b)(g)		8,160	8,323,200
3.20%, 1/25/23 (k)		20,000	19,943,300
3.90%, 7/15/25		20,000	20,479,680
Kinder Morgan, Inc., 4.30%, 6/01/25		14,695	13,292,142
KLA-Tencor Corp., 4.65%, 11/01/24 (k)		17,755	17,878,468
Lennar Corp., 4.50%, 11/15/19		6,751	6,987,285
Level 3 Financing, Inc.:
6.13%, 1/15/21		9,808	10,335,180
5.13%, 5/01/23 (a)		2,684	2,714,195
5.38%, 1/15/24 (a)		1,120	1,134,000
5.38%, 5/01/25 (a)		3,224	3,232,060
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		709	679,754
5.75%, 8/01/22 (a)		5,900	5,608,658
5.50%, 4/15/25 (a)		614	558,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 12/01/24		3,975	3,751,406
Micron Technology, Inc.:
5.88%, 2/15/22		4,130	4,202,275
5.25%, 8/01/23 (a)		20,311	19,843,644
5.25%, 1/15/24 (a)		4,240	4,059,800
5.50%, 2/01/25		11,530	10,982,325
5.63%, 1/15/26 (a)		7,300	6,862,000
Microsoft Corp.:
2.65%, 11/03/22		14,285	14,372,139
3.13%, 11/03/25		15,185	15,365,762
4.45%, 11/03/45		4,290	4,349,747
MidAmerican Energy Co., 3.50%, 10/15/24		3,555	3,680,015
Morgan Stanley:
2.80%, 6/16/20		49,248	49,661,683
3.88%, 4/29/24 (k)		20,000	20,570,860
4.00%, 7/23/25		29,990	30,840,186
Motorola Solutions, Inc.:
3.50%, 9/01/21		6,481	6,082,801
3.75%, 5/15/22		10,719	9,866,743
Mylan, Inc., 3.13%, 1/15/23 (a)		7,500	6,994,155
Neptune Finco Corp.:
10.13%, 1/15/23 (a)		1,984	2,098,080

12	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
6.63%, 10/15/25 (a)	USD	4,061	$4,274,203
10.88%, 10/15/25 (a)		1,808	1,930,040
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (a)		600	606,000
Nike, Inc., 3.88%, 11/01/45		10,895	10,674,790
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (a)		8,970	7,874,261
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		3,954	4,033,080
Perrigo Finance PLC, 3.90%, 12/15/24		17,576	16,914,492
Post Holdings, Inc.:
7.75%, 3/15/24 (a)		2,191	2,333,415
8.00%, 7/15/25 (a)		1,083	1,175,055
Project Homestake Merger Corp., 8.88%, 3/01/23 (a)		6,430	5,979,900
Prologis LP, 3.75%, 11/01/25		3,235	3,208,334
QVC, Inc., 4.85%, 4/01/24		8,786	8,589,440
Radian Group, Inc.:
5.50%, 6/01/19		7,000	7,165,550
5.25%, 6/15/20		7,500	7,490,625
Realogy Group LLC, 7.63%, 1/15/20 (a)		2,265	2,381,172
Rite Aid Corp., 6.13%, 4/01/23 (a)		4,655	5,015,763
Rolta Americas LLC, 8.88%, 7/24/19		650	330,850
RSP Permian, Inc., 6.63%, 10/01/22		3,130	3,098,700
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		10,085	10,009,363
6.25%, 3/15/22		2,628	2,608,290
5.75%, 5/15/24		2,000	1,930,000
Sabine Pass LNG LP, 7.50%, 11/30/16		2,755	2,842,816
Sabre GLBL, Inc., 5.38%, 4/15/23 (a)		9,357	9,497,355
Sanchez Energy Corp., 6.13%, 1/15/23		3,986	2,889,850
SBA Communications Corp., 4.88%, 7/15/22		5,325	5,444,546
Seagate HDD Cayman, 4.88%, 6/01/27 (a)		10,000	8,692,300
Sealed Air Corp., 5.13%, 12/01/24 (a)		4,896	5,030,640
Spectrum Brands, Inc., 5.75%, 7/15/25 (a)		1,409	1,502,346
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		2,339	2,571,426
Sprint Corp.:
7.88%, 9/15/23		8,830	8,167,750
7.13%, 6/15/24		2,655	2,331,422
Steel Dynamics, Inc., 5.13%, 10/01/21		5,050	5,012,125
Synchrony Financial:
2.70%, 2/03/20		8,215	8,100,705
4.50%, 7/23/25		15,000	15,195,480
Sysco Corp.:
3.75%, 10/01/25		4,270	4,346,348
4.85%, 10/01/45		2,965	3,091,090
Tenet Healthcare Corp.:
5.00%, 3/01/19		6,812	6,658,730
3.84%, 6/15/20 (a)(b)		6,100	6,054,250
6.00%, 10/01/20		3,227	3,485,160
8.13%, 4/01/22		5,385	5,694,637
6.75%, 6/15/23		2,623	2,603,327
TerraForm Power Operating LLC, 5.88%, 2/01/23 (a)		5,953	5,491,643
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (a)		2,003	2,083,120
Time Warner Cable, Inc., 5.00%, 2/01/20		14,897	15,938,494
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,895	2,996,325
6.73%, 4/28/22		1,490	1,538,425
6.00%, 3/01/23		1,642	1,636,869
6.50%, 1/15/24		2,810	2,852,150
6.38%, 3/01/25		6,975	6,992,437
TransDigm, Inc.:
6.00%, 7/15/22		3,770	3,807,700

Corporate Bonds		Par (000)	Value
United States (continued)
6.50%, 7/15/24	USD	5,115	$5,204,513
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		3,235	3,214,781
5.88%, 6/15/24		2,195	2,195,000
U.S. Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 4/01/21		835	911,937
Series 2012-2, Class B, 6.75%, 12/03/22		2,693	2,861,348
Series 2012-2, Class C, 5.45%, 6/03/18 (j)		12,800	12,960,000
Series 2013-1, Class B, 5.38%, 11/15/21		6,768	6,920,629
Union Pacific Railroad Co. Pass Through Trust, Series 2014-1, 3.23%, 5/14/26		7,802	7,788,334
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27		5,664	5,862,572
Series 2014-2, Class B, 4.63%, 9/03/22		8,940	8,917,650
United Rentals North America, Inc., 6.13%, 6/15/23		2,750	2,869,625
Univision Communications, Inc.:
5.13%, 5/15/23 (a)		5,650	5,593,500
5.13%, 2/15/25 (a)		1,369	1,345,043
Valeant Pharmaceuticals International, 6.38%, 10/15/20 (a)		1,644	1,471,380
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		5,664	5,466,326
5.38%, 3/15/20 (a)		3,217	2,798,790
5.63%, 12/01/21 (a)		14,500	12,578,750
5.50%, 3/01/23 (a)		1,702	1,429,680
4.50%, 5/15/23	EUR	10,564	9,392,107
5.88%, 5/15/23 (a)	USD	9,301	7,830,279
6.13%, 4/15/25 (a)		2,878	2,421,117
Weatherford International Ltd., 5.50%, 2/15/16		9,299	9,299,000
Wells Fargo & Co.:
3.55%, 9/29/25		20,000	20,028,720
4.30%, 7/22/27		15,755	16,258,230
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)(j)		6,189	5,848,605
WR Grace & Co., 5.13%, 10/01/21 (a)		2,000	2,080,000
Wyndham Worldwide Corp., 5.10%, 10/01/25		6,990	7,152,951
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	2,200	2,186,520
6.50%, 6/15/22 (a)	USD	7,334	6,545,595

			1,850,759,129
Vietnam — 0.0%
Vingroup JSC, 11.63%, 5/07/18		810	856,944
Total Corporate Bonds — 51.9%			3,088,521,078

Floating Rate Loan Interests		Par (000)	Value
British Virgin Islands — 0.1%
Vistra Group Ltd.:
Term B Loan, 4.75%, 7/09/22 (b)	EUR	1,317	1,451,121
Term B Loan, 9.00%, 7/21/23 (b)		525	574,430

			2,025,551
Canada — 0.3%
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21 (b)	USD	8,437	8,451,379
Ceva Logistics Canada, ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21 (b)		129	112,859

BLACKROCK FUNDS	OCTOBER 31, 2015	13

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Floating Rate Loan Interests		Par (000)	Value
Canada (continued)
Valeant Pharmaceuticals International, Term B-1 Loan, 4.00%, 4/01/22 (b)	USD	10,520	$9,765,501

			18,329,739
Cayman Islands — 0.2%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21 (b)		11,783	11,779,844
Denmark — 0.2%
Nassa Midco AS, Facility B (EUR), 4.25%, 7/09/21 (b)	EUR	11,470	12,556,735
France — 0.3%
Linxens France SA (FKA Micro Connections), Term Loan, 4.54%, 7/29/22 (b)		1,640	1,807,286
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20 (b)		9,188	9,972,132
Verallia (Horizon Holdings III SAS), Term B Loan, 5.00%, 7/22/22 (b)		2,202	2,425,619
Vivarte, Term Loan, 4.00%, 10/29/19 (b)		4,330	4,813,522

			19,018,559
Germany — 0.5%
IVG Immobilien AG:
Facility A-1 Loan, 9.43%, 6/02/17 (b)		2,256	2,456,509
Facility A-2 Loan, 9.43%, 6/02/17 (b)		3,345	3,641,856
Kleopatra Holdings 2 SCA:
Initial GmbH Euro Term Loan, 5.00%, 4/28/20 (b)		2,487	2,737,946
Term Loan, 5.00%, 4/28/20 (b)		2,810	3,093,879
PAW Luxco II S.A.R.L. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		7,815	7,009,749
Springer SBM Two Gmbh:
Term B-8 Loan, 4.75%, 8/14/20 (b)		4,099	4,524,756
Term Loan,, 8.00%, 8/14/21 (a)(b)		3,000	3,364,930
WITTUR GmbH, Term B Loan, 6.13%, 3/31/22 (b)		4,352	4,670,008

			31,499,633
Italy — 0.2%
Sit SpA, Medium-Term Facility B, 5.50%, 4/30/20 (b)		12,000	12,931,888
Luxembourg — 0.8%
Azelis S.A. (AKA Azelis Holding S.A.), Term B Loan, 5.00%, 4/01/22 (b)		4,940	5,374,582
BSN Medical Luxembourg Finance Holding S.à r.l. (FKA Boston Luxembourg III S.à r.l.), Facility C, 4.00%, 8/28/19 (b)		4,828	5,307,925
Constantinople Lux I S.à r.l.:
Facility B1 (EUR), 4.75%, 4/30/22 (b)		3,504	3,873,320
Facility B2 (EUR), 4.75%, 4/30/22 (b)		477	527,122
ConvaTec, Inc., Euro Term Loan, 4.25%, 6/15/20		4,329	4,757,076
Endo Luxembourg Finance Co. I S.à r.l., Term B Loan, 3.75%, 6/24/22 (b)	USD	3,355	3,293,671
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 3.75%, 6/30/19		1,196	1,157,213
IVG Immobilien AG:
Facility A2, 1.94%, 6/02/17 (b)	EUR	38	2,105
Facility A3, 1.96%, 6/02/17 (b)		10	526
Tranche B, 1.94%, 6/02/17 (b)		69	3,791
Tranche C, 1.94%, 6/02/17 (b)		100	5,510
Linxens France SA (FKA Micro Connections), Term Loan, 9.25%, 7/31/23 (b)		1,090	1,192,626
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21 (b)	USD	1,237	1,172,482
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		320	290,134

Floating Rate Loan Interests		Par (000)	Value
Luxembourg (continued)
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20	USD	2,597	$2,484,472
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00%, 7/08/22 (b)		449	449,709
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 5.75%, 9/02/21 (b)		11,076	10,976,281
Xella International SA, Facility G, 3.75%, 3/31/19 (b)	EUR	6,020	6,601,293

			47,469,838
Netherlands — 0.6%
Action Holding BV (FKA Peer Holdings BV), Term B (A2), 4.50%, 1/13/21 (b)		2,497	2,748,449
Amaya Holdings BV, Initial Term B Loan (First Lien), 5.00%, 8/01/21 (b)	USD	4,678	4,561,735
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21 (b)		747	654,581
Charger OpCo BV, Term B-1 EUR Loan, 4.25%, 7/23/21 (b)	EUR	7,676	8,439,220
Maxeda DIY B.V. (FKA Maxeda DIY Group B.V.):
Facility E1, 6.01%, 6/28/19 (b)		265	260,548
Facility E2, 7.00%, 6/28/19 (b)		2,566	2,524,608
Yellow Maple Holding BV:
Facility B1, 4.00%, 9/17/21 (b)		4,955	5,427,735
Facility B3, 5.07%, 9/23/21 (b)	GBP	3,756	5,768,890
Ziggo BV:
EUR B1 Facility, 3.75%, 1/15/22 (b)	EUR	1,862	2,013,805
EUR B2 Facility, 3.75%, 1/15/22 (b)		1,200	1,297,460
EUR B3 Facility, 3.75%, 1/15/22 (b)		3,370	3,644,688

			37,341,719
Serbia — 0.1%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I Loan, 3.50%, 1/23/23 (b)	USD	4,960	4,953,006
South Korea — 0.0%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		457	451,220
Spain — 0.1%
Car Rentals Subsidiary S.L.U. (AKA Goldcar), Facility B, 6.50%, 6/18/20 (b)	EUR	5,620	6,023,309
Sweden — 0.2%
Verisure Holding AB, Term B-1 Loan, 4.25%, 10/10/22 (b)		8,170	8,969,499
United Kingdom — 1.0%
CD&R Firefly Bidco Ltd., Facility B, 6.00%, 7/18/22 (b)	GBP	7,443	11,244,226
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21 (b)	USD	719	630,176
INEOS Finance PLC, 2020 Euro Term Loan, 4.00%, 12/15/20 (b)	EUR	12,407	13,276,336
Nelson Bidco Ltd.:
Initial Term Loan (First Lien), 5.43%, 12/10/21 (b)	GBP	5,498	8,473,704
Initial Term Loan (Second Lien), 8.25%, 12/09/22 (b)		9,800	15,139,932
Virgin Media Investment Holdings Ltd.:
E Facility, 4.25%, 6/30/23 (b)		7,970	12,109,931
F Facility, 3.50%, 6/30/23 (b)	USD	347	344,656

			61,218,961
United States — 4.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		915	836,038

14	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21 (b)	USD	4,608	$4,502,271
Alere, Inc. (FKA IM U.S. Holdings, LLC), Term B Loan, 4.25%, 6/20/22 (b)		638	638,400
Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 4.25%, 2/12/21 (b)		3,601	3,511,384
American Capital, Ltd. (FKA American Capital Strategies, Ltd.), Term B Loan, 3.50%, 8/22/17 (b)		213	211,840
American Energy — Marcellus LLC, Initial Loan (Second Lien), 8.50%, 8/04/21 (b)		9,433	691,685
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		193	173,036
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20 (b)		1,082	1,080,203
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21 (b)		1,937	1,946,218
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20 (b)		2,059	2,032,429
Berry Plastics Corp., Term F Loan, 4.00%, 10/03/22 (b)		1,800	1,802,502
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		1,393	1,378,915
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22 (b)		1,055	1,046,644
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		2,403	2,404,221
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		4,548	4,200,060
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.75%, 1/30/20		2,572	2,575,527
Caesars Entertainment Resort Properties, LLC, Term B Loan, 7.00%, 10/11/20		9,996	9,444,202
Capsugel Holdings US, Inc., Initial Term Loan, 3.50%, 8/01/18		1,731	1,723,924
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21 (b)		3,456	3,447,200
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20 (b)		10,681	10,603,445
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21 (b)		1,030	902,871
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19 (b)		8,728	8,685,881
Connolly Intermediate, Inc., Initial Term Loan (First Lien), 4.50%, 5/14/21 (b)		3,901	3,884,359
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		1,849	1,841,611
CPG International, Inc., Term Loan, 4.75%, 9/30/20		2,700	2,666,151
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Initial Term Loan, 5.00%, 10/09/22 (b)		3,170	3,179,066
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21 (b)		1,388	1,391,012
Dell International LLC, Term C Loan, 3.75%, 10/29/18		11,787	11,771,953
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.), 2015-1 Additional Term Loan (First Lien),, 3.25%, 11/04/21 (b)		2,374	2,348,838
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,158	1,148,932

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16 (b)	USD	3,665	$3,662,728
Epicor Software Corp. (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22 (b)		2,968	2,947,531
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		247	208,105
First Data Corp.:
2018 New Dollar Term Loan, 3.69%, 3/23/18 (b)		11,745	11,648,574
2018B Second New Term Loan, 3.69%, 9/24/18 (b)		1,005	997,463
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 4.25%, 2/28/20		1,029	1,027,570
Tranche B-5 Term Loan, 5.00%, 1/15/21		3,721	3,719,658
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21 (b)		8,875	8,315,670
Gol Luxco S.A., Term Loan, 6.50%, 8/31/20		19,925	19,526,500
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.19%, 2/27/21 (b)		8,934	8,912,866
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21 (b)		8,323	8,293,084
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		2,818	2,739,452
Informatica Corp., USD Term Loan (First Lien), 4.50%, 6/03/22 (b)		3,793	3,738,965
Interactive Data Corp., Term Loan, 4.75%, 5/02/21 (b)		2,395	2,394,430
Jaguar Holding Co. I (aka Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22 (b)		1,631	1,605,335
Kronos, Inc., Incremental Term Loan (First Lien), 4.50%, 10/30/19		1,769	1,764,485
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		5,306	5,231,064
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		405	405,709
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.50%, 6/07/20		1,124	1,088,299
MGM Resorts International (MGM Grand Detroit, LLC), Term B Loan, 3.50%, 12/20/19		827	824,906
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		1,297	1,295,739
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.63%, 9/10/18		277	268,690
Term B757-200 Loan, 1.63%, 9/10/18		275	266,750
Term B757-300 Loan, 1.63%, 3/10/17		273	264,810
Term B757-300 Loan, 2.25%, 3/10/17		225	223,080
Term B757-300 Loan, 2.25%, 3/10/17		225	222,420
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22 (b)		7,855	7,701,654
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		255	71,953
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21 (b)		3,703	3,644,505
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		194	193,820
PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22 (b)		3,388	3,386,145
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		484	483,282
Pinnacle Foods Finance LLC, Tranche H Term Loan, 3.00%, 4/29/20		1,343	1,338,519
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 4.40%, 10/10/16		6	6,021
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,354	2,324,515

BLACKROCK FUNDS	OCTOBER 31, 2015	15

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20	USD	360	$360,299
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		402	378,070
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term B Loan, 4.00%, 2/19/19		3,438	3,435,124
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		742	605,081
ServiceMaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21 (b)		8,568	8,561,767
Spectrum Brands, Inc.:
Euro Term Loan, 3.50%, 6/23/22 (b)	EUR	3,176	3,491,505
USD Term Loan, 3.75%, 6/23/22 (b)	USD	2,018	2,024,134
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		4,334	4,277,923
SS&C Technologies, Inc./Sunshine Acquisition II, Inc., Term B-1 Loan, 4.00%, 7/08/22 (b)		2,899	2,906,452
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20 (b)		2,202	2,189,553
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22 (b)		796	793,516
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/28/20 (b)		322	320,929
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20 (b)		6,511	6,465,269
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		142	142,119
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		2,572	2,551,064

			241,317,920
Total Floating Rate Loan Interests — 8.7%			515,887,421

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.3%
Petrobras Global Finance BV:
5.38%, 10/01/29	GBP	2,405	2,364,291
6.63%, 1/16/34		6,460	6,461,075
7.25%, 3/17/44	USD	14,735	10,962,840

			19,788,206
Canada — 0.1%
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)		2,160	2,160,000
China — 0.1%
CCBL Cayman Corp. Ltd., 3.25%, 7/28/20		1,050	1,049,790
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		1,900	1,914,250

			2,964,040
Germany — 0.6%
Bayerische Landesbank, 0.79%, 2/07/19 (b)	EUR	3,950	4,108,629
HSH Nordbank AG:
0.79%, 2/14/17 (b)		18,000	17,955,900
0.83%, 2/14/17 (b)		15,079	15,052,702

			37,117,231
India — 0.0%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22	USD	200	208,120
NTPC Ltd., 5.63%, 7/14/21		1,100	1,213,523

			1,421,643
Indonesia — 0.0%
Pelabuhan Indonesia II PT:
4.25%, 5/05/25		1,938	1,778,115
5.38%, 5/05/45		400	332,740

			2,110,855

Foreign Agency Obligations		Par (000)	Value
Mongolia — 0.0%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20	USD	2,050	$2,045,316
Venezuela — 0.1%
Petroleos de Venezuela SA:
5.25%, 4/12/17		4,700	2,643,750
6.00%, 11/15/26		4,200	1,480,920

			4,124,670
Total Foreign Agency Obligations — 1.2%			71,731,961

Foreign Government Obligations		Par (000)	Value
China — 0.0%
Industrial & Commercial Bank of China Ltd., 4.88%, 9/21/25		1,800	1,820,929
Croatia — 0.1%
Republic of Croatia, 3.88%, 5/30/22	EUR	1,800	1,989,069
Dominican Republic — 0.1%
Dominican Republic International Bond, 7.45%, 4/30/44	USD	2,800	2,954,000
Gabon — 0.0%
Gabonese Republic, 6.95%, 6/16/25		1,457	1,272,908
Hungary — 0.1%
Hungary Government International Bond, 5.38%, 3/25/24		4,500	4,972,500
India — 0.0%
Bank of India, 6.25%, 2/16/21		430	487,586
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25		450	436,500
Republic of Indonesia:
2.88%, 7/08/21	EUR	3,700	4,043,179
5.88%, 1/15/24	USD	950	1,048,907
3.38%, 7/30/25	EUR	1,300	1,372,292
6.75%, 1/15/44	USD	4,100	4,639,921

			11,540,799
Mongolia — 0.0%
Mongolian People’s Republic, 7.50%, 6/30/18	CNH	4,000	582,074
Portugal — 0.2%
Republic of Portugal, 5.13%, 10/15/24	USD	12,875	13,596,000
Russia — 0.1%
Russia Federation, 7.50%, 3/31/30 (l)		3,987	4,741,376
Serbia — 0.1%
Republic of Serbia, 5.88%, 12/03/18		7,400	7,855,988
Slovenia — 0.1%
Republic of Slovenia, 4.63%, 9/09/24	EUR	3,400	4,710,154
Venezuela — 0.0%
Bolivarian Republic of Venezuela, 11.75%, 10/21/26	USD	1,500	663,750
Total Foreign Government Obligations — 1.0%			57,187,133

16	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Investment Companies — 0.3%		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (m)		235,000	$20,108,950

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.3%
United Kingdom — 0.3%
Grifonas Finance PLC, Series 1, Class A, 0.32%, 8/28/39 (b)	EUR	12,149	9,536,537
Paragon Mortgages No. 13 PLC, Series 2006-13X, Class A2C, 0.47%, 1/15/39 (b)	USD	5,922	5,129,537

			14,666,074
Commercial Mortgage-Backed Securities — 1.8%
Ireland — 0.1%
German Residential Funding Ltd., Series 2013-1, Class E, 4.12%, 8/27/24 (b)	EUR	3,539	3,949,724
United States — 1.7%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ, 5.73%, 6/10/49 (b)	USD	4,000	4,127,468
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR3, 4.10%, 5/15/29 (a)(b)		7,500	7,050,000
Series 2015-JWRZ, Class GL3, 3.78%, 5/15/29 (a)(b)		9,280	8,674,391
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.46%, 12/15/27 (a)(b)		4,700	4,652,661
Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class F, 3.69%, 6/11/27 (a)(b)		18,510	18,242,307
Commercial Mortgage Trust: Series 2014-PAT, Class E, 3.36%, 8/13/27 (a)(b)		1,000	987,952
Series 2014-PAT, Class F, 2.65%, 8/13/27 (a)(b)		2,000	1,912,773
Series 2014-PAT, Class G, 1.80%, 8/13/27 (a)(b)		2,000	1,778,400
Core Industrial Trust:
Series 2015-CALW, Class F, 3.98%, 2/10/34 (a)(b)		4,620	4,333,217
Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		5,640	5,127,155
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class AJ, 6.15%, 9/15/39 (b)		3,300	3,376,714
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 4/15/37		283	283,044
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.49%, 12/15/19 (a)(b)		3,415	3,205,907
Series 2015-NRF, Class FFX, 3.49%, 12/15/19 (a)(b)		4,620	4,272,620
Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		14,125	12,917,281
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		4,673	4,705,124
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class B, 5.85%, 6/15/38 (b)		4,710	4,814,700

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-C1, Class AJ, 5.48%, 2/15/40	USD	4,870	$4,996,488
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		5,211	5,338,064
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class D, 3.85%, 11/15/25		4,630	3,472,495

			104,268,761
Total Non-Agency Mortgage-Backed Securities — 2.1%			122,884,559

Preferred Securities		Par (000)	Value
Capital Trusts
China — 0.1%
China Life Insurance Co. Ltd., 4.00%, 7/03/75 (b)		2,800	2,765,000
France — 1.1%
Credit Agricole Assurances SA, 4.25% (b)(g)	EUR	24,000	25,548,976
Electricite de France SA:
5.00% (b)(g)		7,700	8,720,311
5.88% (b)(g)	GBP	7,300	11,026,298
Orange SA:
4.00% (b)(g)	EUR	3,450	3,891,029
4.25% (b)(g)		4,269	4,887,150
5.00% (b)(g)		7,225	8,283,588

			62,357,352
Germany — 0.2%
HSH Nordbank AG, 72.50% (b)(g)	USD	25,165	9,160,060
Italy — 0.3%
Enel SpA:
6.50%, 1/10/74 (b)	EUR	9,900	11,769,872
5.00%, 1/15/75 (b)		2,720	3,141,199
Intesa Sanpaolo SpA, 7.70% (a)(b)(g)	USD	2,775	2,806,219

			17,717,290
Netherlands — 0.1%
ABN AMRO Bank NV, 5.75%, 12/29/49 (b)(g)	EUR	7,900	8,671,175
South Korea — 0.0%
Shinsegae Co. Ltd., 2.63%, 5/08/45 (b)	USD	900	887,130
Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA:
7.00% (b)(g)	EUR	13,400	14,759,126
9.00% (b)(g)	USD	4,000	4,310,200
Banco Popular Espanol SA, 11.50% (b)(g)	EUR	8,300	10,046,689
Banco Santander SA, 6.25% (b)(g)		10,900	11,686,534
Gas Natural Fenosa Finance BV, 4.13% (b)(g)		8,500	9,163,826
Telefonica Europe BV, 5.00% (b)(g)		9,900	11,091,379

			61,057,754
Switzerland — 0.3%
Credit Suisse Group AG, 6.25% (a)(b)(g)	USD	17,450	17,331,584
United Arab Emirates — 0.0%
National Bank of Abu Dhabi PJSC, 5.25% (b)(g)		1,650	1,671,450

BLACKROCK FUNDS	OCTOBER 31, 2015	17

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Preferred Securities		Par (000)	Value
United Kingdom — 0.8%
Barclays PLC, 7.88%, 12/29/49 (b)(g)	GBP	9,425	$14,719,841
Coventry Building Society, 6.38% (b)(g)		3,600	5,353,548
HBOS Capital Funding LP, 6.85% (b)(g)	USD	4,341	4,373,961
Lloyds Banking Group PLC, 6.38% (b)(g)	EUR	15,614	18,144,987
Santander UK Group Holdings PLC, 7.38% (b)(g)	GBP	3,810	5,989,878

			48,582,215
United States — 1.3%
Bank of America Corp., 6.50% (b)(g)	USD	10,000	10,450,100
Capital One Financial Corp., 5.55% (b)(g)		7,500	7,514,063
JPMorgan Chase & Co., 7.90% (b)(g)		4,650	4,831,350
JPMorgan Chase Capital XXI, 1.25%, 2/02/37 (b)		15,000	11,715,000
NBCUniversal Enterprise, Inc., 5.25% (a)(g)		4,000	4,260,000
State Street Capital Trust IV, 1.34%, 6/15/37 (b)		34,140	27,568,050
Voya Financial, Inc., 5.65%, 5/15/53 (b)(j)		12,510	12,666,375

			79,004,938
Total Capital Trusts — 5.2%			309,205,948

Preferred Stocks		Shares	Value
Luxembourg — 0.0%
Novartex Holding Luxembourg SCA Equity, 0.00% (e)(g)		3,800	—
Netherlands — 0.4%
RBS Capital Funding Trust V, 5.90% (g)		72,103	1,777,339
RBS Capital Funding Trust VI, 0.04% (g)		151,363	3,818,888
RBS Capital Funding Trust VII, 6.08% (g)		728,691	18,144,406

			23,740,633
Spain — 0.1%
Santander Finance Preferred SAU, 4.00% (g)		164,000	3,804,800
United Kingdom — 0.0%
Royal Bank of Scotland Group PLC:
0.04% (g)		95,580	2,426,776
0.04% (g)		19,117	477,734

			2,904,510
United States — 0.2%
Allergan PLC, Series A, 1.38% (g)		9,010	9,430,136
Total Preferred Stocks — 0.7%			39,880,079
Total Preferred Securities — 5.9%			349,086,027

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.88%, 8/15/45	USD	170,370	168,338,508
U.S. Treasury Notes:
1.38%, 9/30/20		3,796	3,770,001
1.38%, 10/31/20		9,634	9,563,441
Total U.S. Treasury Obligations — 3.0%			181,671,950
Total Long-Term Investments (Cost — $5,235,075,605) — 82.8%			4,922,747,100

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 21.6%
Barclays Bank PLC, (4.00)%, Open (Purchased on 8/27/15 to be repurchased at $1,703,980, collateralized by Nigeria Government International Bond, 6.38% due at 7/12/23, original par and fair value of USD 2,700,000 and $2,538,000, respectively)	USD	2,504	$2,503,807
Barclays Bank PLC, (0.75)%, Open (Purchased on 9/28/15 to be repurchased at EUR 2,019,215, collateralized by Volkswagen Leasing Gmbh, 1.00% due at 10/04/17, original par and fair value of EUR 2,050,000 and $2,239,804, respectively)	EUR	2,051	2,254,959
Barclays Bank PLC, (0.65)%, Open (Purchased on 10/13/15 to be repurchased at EUR 1,097,956, collateralized by SABMiller Holdings, Inc., 1.88% due at 1/20/20, original par and fair value of EUR 1,075,000 and $1,229,222, respectively)		1,130	1,242,314
Barclays Bank PLC, (0.65)%, Open (Purchased on 10/13/15 to be repurchased at EUR 2,072,974, collateralized by SABMiller Holdings, Inc., 1.88% due at 1/20/20, original par and fair value of EUR 2,030,000 and $2,321,229, respectively)		2,133	2,345,528
Barclays Capital, Inc., (3.13)%, Open (Purchased on 9/03/15 to be repurchased at $12,584,637, collateralized by Freeport-McMoRan, Inc., 3.10% due at 3/15/20, original par and fair value of USD 16,515,000 and $14,513,382, respectively)	USD	14,698	14,698,350
Barclays Capital, Inc., (2.55)%, Open (Purchased on 6/10/15 to be repurchased at $8,105,732, collateralized by Anadarko Petroleum Corp., 3.45% due at 7/15/24, original par and fair value of USD 10,600,000 and $10,349,437, respectively)		10,600	10,600,000
Barclays Capital, Inc., (1.25)%, Open (Purchased on 10/07/15 to be repurchased at $1,370,745, collateralized by Standard Chartered PLC, 6.50% (g), original par and fair value of USD 2,540,000 and $2,506,584, respectively)		2,423	2,422,525
Barclays Capital, Inc., (0.75)%, Open (Purchased on 10/30/15 to be repurchased at $2,895,924, collateralized by Diamond Offshore Drilling, Inc., 4.88% due at 11/01/43, original par and fair value of USD 5,050,000 and $3,556,816, respectively)		3,680	3,680,187
Barclays Capital, Inc., (0.15)%, Open (Purchased on 12/16/14 to be repurchased at $23,290,758, collateralized by Potash Corp. of Saskatchewan, Inc., 5.63% due at 12/01/40, original par and fair value of USD 19,999,000 and $21,955,962, respectively)		24,249	24,248,787

18	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., (0.15)%, Open (Purchased on 2/13/15 to be repurchased at $39,534,057, collateralized by Royal Bank of Canada, 2.15% due at 3/15/19, original par and fair value of USD 39,097,000 and $39,325,444, respectively)	USD	39,781	$39,781,197
Barclays Capital, Inc., (0.15)%, Open (Purchased on 7/23/15 to be repurchased at $31,912,179, collateralized by International Business Machines Corp., 4.00% due at 6/20/42, original par and fair value of USD 36,717,000 and $33,136,468, respectively)		33,275	33,274,781
Barclays Capital, Inc., (0.15)%, Open (Purchased on 8/11/15 to be repurchased at $9,761,458, collateralized by Comcast Corp., 3.38% due at 8/15/25, original par and fair value of USD 10,000,000 and $10,177,150, respectively)		9,913	9,912,500
Barclays Capital, Inc., (0.15)%, Open (Purchased on 9/11/15 to be repurchased at $24,515,631, collateralized by Total Capital International SA, 3.75% due at 4/10/24, original par and fair value of USD 24,000,000 and $25,092,672, respectively)		24,840	24,840,000
Barclays Capital, Inc., (0.10)%, Open (Purchased on 10/09/15 to be repurchased at $3,478,560, collateralized by Standard Chartered PLC, 5.70% due at 3/26/44, original par and fair value of USD 3,600,000 and $3,690,972, respectively)		3,582	3,582,000
Barclays Capital, Inc., (0.10)%, Open (Purchased on 4/30/15 to be repurchased at $10,395,448, collateralized by Citigroup, Inc., 5.88% due at 1/30/42, original par and fair value of USD 8,600,000 and $10,054,587, respectively)		10,686	10,685,500
Barclays Capital, Inc., 0.03%, 11/02/15 (Purchased on 10/28/15 to be repurchased at $52,818,464, collateralized by U.S. Treasury Notes, 1.00% due at 9/15/18, original par and fair value of USD 52,575,000 and $52,532,572, respectively)		52,772	52,772,156
BNP Paribas Securities Corp., (0.02)%, Open (Purchased on 10/15/15 to be repurchased at $219,866, collateralized by U.S. Treasury Notes, 0.88% due at 10/15/18, original par and fair value of USD 220,000 and $218,973, respectively)		220	220,000
BNP Paribas Securities Corp., 0.02%, 11/02/15 (Purchased on 10/29/15 to be repurchased at $3,528,845, collateralized by U.S. Treasury Notes, 0.88% due at 10/15/18, original par and fair value of USD 3,540,000 and $3,523,475, respectively)		3,527	3,526,725
BNP Paribas Securities Corp., 0.06%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $8,770,483, collateralized by U.S. Treasury Notes, 1.75% due at 9/30/22, original par and fair value of USD 8,733,700 and $8,655,918, respectively)		8,734	8,733,700

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Limited, 0.00%, Open (Purchased on 10/29/15 to be repurchased at EUR 2,288,435, collateralized by EDP - Energias de Portugal SA, 5.38% due at 9/16/75, original par and fair value of EUR 2,200,000 and $2,408,993, respectively)	EUR	2,288	$2,516,478
Citigroup Global Markets, Inc., (2.25)%, Open (Purchased on 7/01/15 to be repurchased at $7,946,796, collateralized by Anadarko Petroleum Corp., 3.45% due at 7/15/24, original par and fair value of USD 10,000,000 and $9,763,620, respectively)	USD	10,013	10,012,500
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 6/09/15 to be repurchased at $11,287,479, collateralized by PepsiCo, Inc., 2.75% due at 4/30/25, original par and fair value of USD 12,000,000 and $11,667,972, respectively)		11,460	11,460,000
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 6/15/15 to be repurchased at $26,376,430, collateralized by Wachovia Capital Trust III, 5.57% (g), original par and fair value of USD 28,300,000 and $27,790,600, respectively)		27,840	27,840,125
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 8/18/15 to be repurchased at $30,053,430, collateralized by Wal-Mart Stores, Inc., 4.30% due at 4/22/44, original par and fair value of USD 30,000,000 and $30,408,360, respectively)		31,425	31,425,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 1/12/15 to be repurchased at $19,712,578, collateralized by Goldman Sachs Group, Inc., 4.80% due at 7/08/44, original par and fair value of USD 18,600,000 and $18,791,413, respectively)		20,321	20,320,500
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/06/15 to be repurchased at $10,231,286, collateralized by Enterprise Products Operating LLC, 3.70% due at 2/15/26, original par and fair value of USD 11,000,000 and $10,455,434, respectively)		10,340	10,340,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/06/15 to be repurchased at $35,702,197, collateralized by Anheuser-Busch InBev Finance, Inc., 3.70% due at 2/01/24, original par and fair value of USD 35,000,000 and $35,475,475, respectively)		36,006	36,006,250
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/15/15 to be repurchased at $12,203,029, collateralized by Hewlett Packard Enterprise Co., 4.90% due at 10/15/25, original par and fair value of USD 12,500,000 and $12,351,813, respectively)		12,328	12,328,125

BLACKROCK FUNDS	OCTOBER 31, 2015	19

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 6/08/15 to be repurchased at $8,464,532, collateralized by PepsiCo, Inc., 5.50% due at 1/15/40, original par and fair value of USD 7,500,000 and $8,809,725, respectively)	USD	8,681	$8,681,250
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 6/10/15 to be repurchased at $1,428,519, collateralized by Eastman Chemical Co., 3.60% due at 8/15/22, original par and fair value of USD 1,425,000 and $1,440,853, respectively)		1,439	1,439,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 6/10/15 to be repurchased at $7,453,562, collateralized by Amazon.com, Inc., 3.80% due at 12/05/24, original par and fair value of USD 7,500,000 and $7,826,220, respectively)		7,526	7,526,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 8/05/15 to be repurchased at $10,437,444, collateralized by Bank of America Corp., 4.88% due at 4/01/44, original par and fair value of USD 10,000,000 and $10,465,480, respectively)		10,750	10,750,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 8/13/15 to be repurchased at $33,105,356, collateralized by Verizon Communications, Inc., 3.50% due at 11/01/24, original par and fair value of USD 34,100,000 and $34,094,680, respectively)		33,418	33,418,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 9/03/15 to be repurchased at $3,522,482, collateralized by Medtronic, Inc., 3.50% due at 3/15/25, original par and fair value of USD 3,500,000 and $3,583,986, respectively)		3,557	3,556,875
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 2/19/15 to be repurchased at $11,098,978, collateralized by Royal Bank of Canada, 2.15% due at 3/15/19, original par and fair value of USD 10,976,000 and $11,040,133, respectively)		11,168	11,168,080
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 9/25/15 to be repurchased at $13,518,570, collateralized by Wells Fargo & Co., 3.90% due at 5/01/45, original par and fair value of USD 15,000,000 and $13,949,820, respectively)		14,156	14,156,250
Deutsche Bank Securities, Inc., (3.00)%, Open (Purchased on 5/13/15 to be repurchased at $2,953,260, collateralized by Freeport- McMoRan, Inc., 3.10% due at 3/15/20, original par and fair value of USD 3,485,000 and $3,062,618, respectively)		3,463	3,463,219
Deutsche Bank Securities, Inc., (0.38)%, Open (Purchased on 9/18/15 to be repurchased at $23,740,364, collateralized by Statoil ASA, 3.70% due at 3/01/24, original par and fair value of USD 24,000,000 and $24,825,912, respectively)		24,540	24,540,000

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Deutsche Bank Securities, Inc., (0.15)%, Open (Purchased on 10/30/15 to be repurchased at $9,832,502, collateralized by Southwestern Energy Co., 4.05% due at 1/23/20, original par and fair value of USD 10,150,000 and $9,779,819, respectively)	USD	9,896	$9,896,250
Deutsche Bank Securities, Inc., (0.15)%, Open (Purchased on 6/02/15 to be repurchased at $11,969,969, collateralized by Amazon.com, Inc., 2.50% due at 11/29/22, original par and fair value of USD 12,580,000 and $12,280,344, respectively)		12,108	12,108,000
Deutsche Bank Securities, Inc., 0.00%, 11/02/15 (Purchased on 10/28/15 to be repurchased at $11,512,060, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/45, original par and fair value of USD 11,056,000 and $11,186,561, respectively)		11,512	11,512,060
Deutsche Bank Securities, Inc., 0.05%, 11/02/15 (Purchased on 10/29/15 to be repurchased at $9,919,727, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/45, original par and fair value of USD 9,420,000 and $9,531,241, respectively)		9,773	9,773,250
J.P. Morgan Securities LLC, (0.41)%, Open (Purchased on 10/30/15 to be repurchased at $166,452,319, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/20, original par and fair value of USD 170,784,000 and $169,614,300, respectively)		169,930	169,930,080
J.P. Morgan Securities LLC, (0.12)%, Open (Purchased on 9/18/15 to be repurchased at $23,435,666, collateralized by ConocoPhillips Co., 3.35% due at 11/15/24, original par and fair value of USD 24,000,000 and $23,719,944, respectively)		23,700	23,700,000
J.P. Morgan Securities LLC, (0.10)%, Open (Purchased on 8/27/15 to be repurchased at $8,015,927, collateralized by Bank of America Corp., 5.00% due at 1/21/44, original par and fair value of USD 7,750,000 and $8,221,340, respectively)		8,254	8,253,750
J.P. Morgan Securities LLC, 0.09%, Open (Purchased on 10/26/15 to be repurchased at $143,370,473, collateralized by U.S. Treasury Notes, 1.75% due at 9/30/22, original par and fair value of USD 142,469,000 and $141,200,171, respectively)		142,469	142,469,000
JP Morgan Securities PLC, (1.10)%, Open (Purchased on 9/25/15 to be repurchased at EUR 1,271,557, collateralized by Glencore Finance Europe SA, 5.25% due at 3/22/17, original par and fair value of EUR 1,200,000 and $1,310,937, respectively)	EUR	1,293	1,421,727

20	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
JP Morgan Securities PLC, (1.10)%, Open (Purchased on 9/25/15 to be repurchased at EUR 847,705, collateralized by Glencore Finance Europe SA, 5.25% due at 3/22/17, original par and fair value of EUR 800,000 and $873,958, respectively)	EUR	862	$947,818
JP Morgan Securities PLC, (0.50)%, Open (Purchased on 10/12/15 to be repurchased at $2,235,428, collateralized by Ecuador Government International Bond, 7.95% due at 6/20/24, original par and fair value of USD 3,000,000 and $2,280,000, respectively)	USD	2,338	2,338,450
JP Morgan Securities PLC, 0.00%, Open (Purchased on 10/30/15 to be repurchased at EUR 979,657, collateralized by EDP Finance Bv, 2.63% due at 1/18/22, original par and fair value of EUR 900,000 and $1,008,690, respectively)	EUR	980	1,077,280
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.18)%, Open (Purchased on 8/05/15 to be repurchased at $14,754,190, collateralized by Morgan Stanley, 6.38% due at 7/24/42, original par and fair value of USD 12,390,000 and $15,576,535, respectively)	USD	15,518	15,518,475
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.15)%, Open (Purchased on 6/02/15 to be repurchased at $4,844,140, collateralized by Amazon.com, Inc., 2.50% due at 11/29/22, original par and fair value of USD 5,000,000 and $4,880,900, respectively)		4,900	4,900,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.15)%, Open (Purchased on 6/02/15 to be repurchased at $6,547,715, collateralized by Standard Chartered PLC, 5.70% due at 3/26/44, original par and fair value of USD 6,225,000 and $6,382,306, respectively)		6,848	6,848,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $93,090,815, collateralized by U.S. Treasury Notes, 2.00% due at 8/15/25, original par and fair value of USD 93,330,600 and $92,089,209, respectively)		92,631	92,630,621
RBC Capital Markets, LLC, (3.50)%, Open (Purchased on 7/01/15 to be repurchased at $6,974,705, collateralized by Molson Coors Brewing Co., 3.50% due at 5/01/22, original par and fair value of USD 9,050,000 and $8,973,663, respectively)		9,208	9,208,375
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 10/01/15 to be repurchased at $29,546,028, collateralized by Plains All American Pipeline LP/PAA Finance Corp., 4.65% due at 10/15/25, original par and fair value of USD 30,000,000 and $29,939,250, respectively)		29,850	29,850,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 10/01/15 to be repurchased at $3,566,352, collateralized by Netflix Inc., 5.50% due at 2/15/22, original par and fair value of USD 3,435,000 and $3,623,925, respectively)		3,590	3,589,575

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 10/06/15 to be repurchased at $1,812,435, collateralized by Owens-Brockway Glass Container, Inc., 5.88% due at 8/15/23, original par and fair value of USD 1,800,000 and $1,910,250, respectively)	USD	1,827	$1,827,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 10/09/15 to be repurchased at $6,177,314, collateralized by E.I. Du Pont de Nemours & Co., 2.80% due at 2/15/23, original par and fair value of USD 6,500,000 and $6,266,891, respectively)		6,224	6,223,750
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 10/20/15 to be repurchased at $14,456,454, collateralized by Seagate HDD, 4.75% due at 6/01/23, original par and fair value of USD 13,000,000 and $12,062,297, respectively)		14,569	14,569,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 10/27/15 to be repurchased at $13,413,714, collateralized by Time Warner Cable, Inc., 6.55% due at 5/01/37, original par and fair value of USD 13,060,000 and $13,086,655, respectively)		13,713	13,713,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 10/27/15 to be repurchased at $939,861, collateralized by Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63% due at 10/15/23, original par and fair value of USD 1,008,000 and $951,300, respectively)		948	947,520
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 10/28/15 to be repurchased at $1,264,705, collateralized by Nabors Industries, Inc., 5.00% due at 9/15/20, original par and fair value of USD 1,300,000 and $1,244,558, respectively)		1,271	1,271,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 10/28/15 to be repurchased at $13,651,858, collateralized by Goldman Sachs Group, Inc., 5.15% due at 5/22/45, original par and fair value of USD 13,500,000 and $13,551,071, respectively)		14,074	14,074,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 10/28/15 to be repurchased at $3,962,311, collateralized by Merck & Co., Inc., 2.75% due at 2/10/25, original par and fair value of USD 4,000,000 and $3,924,676, respectively)		4,000	4,000,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 6/02/15 to be repurchased at $22,032,886, collateralized by ConocoPhillips Co., 6.50% due at 2/01/39, original par and fair value of USD 17,500,000 and $21,458,833, respectively)		22,575	22,575,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 6/15/15 to be repurchased at $19,356,618, collateralized by Abbott Laboratories, 2.95% due at 3/15/25, original par and fair value of USD 20,000,000 and $19,947,840, respectively)		19,550	19,550,000

BLACKROCK FUNDS	OCTOBER 31, 2015	21

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 7/06/15 to be repurchased at $3,434,142, collateralized by LyondellBasell Industries NV, 5.75% due at 4/15/24, original par and fair value of USD 3,000,000 and $3,397,713, respectively)	USD	3,465	$3,465,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 7/29/15 to be repurchased at $4,394,511, collateralized by Rio Tinto Finance USA Ltd., 3.75% due at 6/15/25, original par and fair value of USD 4,600,000 and $4,525,650, respectively)		4,439	4,439,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 8/05/15 to be repurchased at $15,200,911, collateralized by Caterpillar, Inc., 3.40% due at 5/15/24, original par and fair value of USD 15,000,000 and $15,226,065, respectively)		15,338	15,337,500
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 9/18/15 to be repurchased at $24,390,422, collateralized by BP Capital Markets PLC, 3.81% due at 2/10/24, original par and fair value of USD 24,000,000 and $24,732,840, respectively)		24,600	24,600,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 9/25/15 to be repurchased at $33,927,123, collateralized by JPMorgan Chase & Co., 4.85% due at 2/01/44, original par and fair value of USD 32,800,000 and $34,945,120, respectively)		34,932	34,932,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 9/28/15 to be repurchased at $17,270,684, collateralized by Verizon Communications, Inc., 6.55% due at 9/15/43, original par and fair value of USD 15,000,000 and $17,955,420, respectively)		17,775	17,775,000

			1,287,544,149
Short-Term Securities		Shares	Value
Money Market Funds — 13.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (m)(n)		797,661,182	797,661,182
Total Short-Term Securities (Cost — $2,085,447,223) — 35.0%			2,085,205,331
Options Purchased
(Cost — $10,182,516) — 0.4%			25,586,354
Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short (Cost — $7,330,705,344*) — 118.2%			7,033,538,785

Options Written
(Premiums Received — $1,124,723) — (0.0)%			(309,302)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (13.1)%
Abbott Laboratories, 2.95%, 3/15/25	USD	20,000	$(19,947,840)
Amazon.com, Inc.:
2.50%, 11/29/22		17,580	(17,161,244)
3.80%, 12/05/24		7,500	(7,826,220)
Anadarko Petroleum Corp., 3.45%, 7/15/24		20,600	(20,113,057)
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/01/24		35,000	(35,475,475)
Bank of America Corp.:
5.00%, 1/21/44		7,750	(8,221,340)
4.88%, 4/01/44		10,000	(10,465,480)
BP Capital Markets PLC, 3.81%, 2/10/24		24,000	(24,732,840)
Caterpillar, Inc., 3.40%, 5/15/24		15,000	(15,226,065)
Citigroup, Inc., 5.88%, 1/30/42		8,600	(10,054,587)
Comcast Corp., 3.38%, 8/15/25		10,000	(10,177,150)
ConocoPhillips Co.:
3.35%, 11/15/24		24,000	(23,719,944)
6.50%, 2/01/39		17,500	(21,458,833)
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43		5,050	(3,556,816)
E.I. Du Pont de Nemours & Co., 2.80%, 2/15/23		6,500	(6,266,891)
Eastman Chemical Co., 3.60%, 8/15/22		1,425	(1,440,853)
EDP — Energias de Portugal SA, 5.38%, 9/16/75 (b)	EUR	2,200	(2,408,993)
EDP Finance BV, 2.63%, 1/18/22		900	(1,008,690)
Enterprise Products Operating LLC, 3.70%, 2/15/26	USD	11,000	(10,455,434)
Freeport-McMoRan, Inc., 3.10%, 3/15/20		20,000	(17,576,000)
Glencore Finance Europe SA, 5.25%, 3/22/17	EUR	2,000	(2,184,895)
Goldman Sachs Group, Inc.:
4.80%, 7/08/44	USD	18,600	(18,791,413)
5.15%, 5/22/45		13,500	(13,551,071)
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (a)		12,500	(12,351,813)
International Business Machines Corp., 4.00%, 6/20/42		36,717	(33,136,468)
JPMorgan Chase & Co., 4.85%, 2/01/44		32,800	(34,945,120)
LyondellBasell Industries NV, 5.75%, 4/15/24		3,000	(3,397,713)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (a)		1,008	(951,300)
Medtronic, Inc., 3.50%, 3/15/25		3,500	(3,583,986)
Merck & Co., Inc., 2.75%, 2/10/25		4,000	(3,924,676)
Molson Coors Brewing Co., 3.50%, 5/01/22		9,050	(8,973,663)
Morgan Stanley, 6.38%, 7/24/42		12,390	(15,576,535)
Nabors Industries, Inc., 5.00%, 9/15/20		1,300	(1,244,558)
Netflix Inc., 5.50%, 2/15/22 (a)		3,435	(3,623,925)
Owens-Brockway Glass Container, Inc., 5.88%, 8/15/23 (a)		1,800	(1,910,250)
PepsiCo, Inc.:
2.75%, 4/30/25		12,000	(11,667,972)
5.50%, 1/15/40		7,500	(8,809,725)
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		30,000	(29,939,250)
Potash Corp. of Saskatchewan, Inc., 5.63%, 12/01/40		19,999	(21,955,962)
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25		4,600	(4,525,650)
Royal Bank of Canada, 2.15%, 3/15/19		50,073	(50,365,577)
SABMiller Holdings, Inc., 1.88%, 1/20/20	EUR	3,105	(3,550,451)
Seagate HDD, 4.75%, 6/01/23	USD	13,000	(12,062,297)

22	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued)
Southwestern Energy Co., 4.05%, 1/23/20	USD	10,150	$(9,779,819)
Standard Chartered PLC:
6.50% (a)(b)(g)		2,540	(2,506,584)
5.70%, 3/26/44 (a)		9,825	(10,073,278)
Statoil ASA, 3.70%, 3/01/24		24,000	(24,825,912)
Time Warner Cable, Inc., 6.55%, 5/01/37		13,060	(13,086,655)
Total Capital International SA, 3.75%, 4/10/24		24,000	(25,092,672)
Verizon Communications, Inc.:
3.50%, 11/01/24		34,100	(34,094,680)
6.55%, 9/15/43		15,000	(17,955,420)
Volkswagen Leasing Gmbh, 1.00%, 10/04/17	EUR	2,050	(2,239,804)
Wachovia Capital Trust III, 5.57% (b)(g)	USD	28,300	(27,790,600)
Wal-Mart Stores, Inc., 4.30%, 4/22/44		30,000	(30,408,360)
Wells Fargo & Co., 3.90%, 5/01/45		15,000	(13,949,820)

			(780,121,626)
Foreign Government Obligations — (0.1)%
Ecuador Government International Bond, 7.95%, 6/20/24	EUR	3,000	(2,280,000)
Nigeria Government International Bond, 6.38%, 7/12/23	USD	2,700	(2,538,000)

			(4,818,000)
U.S. Treasury Obligations — (8.2)%
U.S. Treasury Bonds, 3.00%, 5/15/45 (k)		20,476	(20,717,802)
U.S. Treasury Notes:
1.00%, 9/15/18		52,575	(52,532,572)
0.88%, 10/15/18		3,760	(3,742,448)
1.38%, 9/30/20		170,784	(169,614,300)
1.75%, 9/30/22		151,203	(149,856,089)
2.00%, 8/15/25		93,331	(92,089,209)

			(488,552,420)
Total Borrowed Bonds (Proceeds — $1,291,588,516) — (21.4)%			(1,273,492,046)

Investments Sold Short		Shares	Value
Common Stocks — (0.5)%
Allergan PLC		8,335	(2,571,097)
Antero Resources Corp.		61,950	(1,460,162)

Investments Sold Short		Shares	Value
Bank of America Corp.		100,000	$(1,678,000)
Caterpillar, Inc.		50,000	(3,649,500)
Chemours Co.		172,600	(1,196,118)
Cheniere Energy, Inc. (e)		9,525	(471,678)
Chesapeake Energy Corp.		49,000	(349,370)
Delta Air Lines, Inc.		7,500	(381,300)
HCA Holdings, Inc.		9,000	(619,110)
Hewlett-Packard Co.		133,210	(3,591,342)
Mallinckrodt PLC		13,000	(853,710)
Micron Technology, Inc.		201,750	(3,340,980)
Powershares Senior Loan Portfolio		250,000	(5,750,000)
Sprint Corp.		460,000	(2,175,800)
Valeant Pharmaceuticals International, Inc.		28,000	(2,625,560)

			(30,713,727)
Investment Companies — (0.5)%		Shares	Value
Financial Select Sector SPDR Fund		50,000	(1,204,000)
Health Care Select Sector SPDR Fund		53,500	(3,816,690)
iShares U.S. Preferred Stock ETF (m)		163,600	(6,422,936)
Powershares QQQ Trust Series 1		92,600	(10,494,358)
SPDR S&P 500 ETF Trust		33,000	(6,861,690)
SPDR S&P Oil & Gas Exploration & Production ETF		86,500	(3,207,420)

			(32,007,094)
U.S. Treasury Obligations — (0.4)%		Par (000)	Value
U.S. Treasury Bonds, 3.00%, 05/15/45	USD	2,415	(2,443,521)
U.S. Treasury Notes:
2.00%, 08/15/25		5,627	(5,551,761)
1.75%, 09/30/22		14,170	(14,043,802)

			(22,039,084)
Total Investments Sold Short (Proceeds — $87,035,408) — (1.4)%			(84,759,905)
Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 95.4%			5,674,977,532
Other Assets Less Liabilities — 4.6%			272,003,463

Net Assets — 100.0%			$5,946,980,995

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,336,643,199

Gross unrealized appreciation	$60,320,732
Gross unrealized depreciation	(363,425,146)

Net unrealized depreciation	$(303,104,414)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of period end.

(c)	Zero-coupon bond.

(d)	Amount is less than $500.

(e)	Non-income producing security.

(f)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Convertible security.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(k)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(l)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of period end.

BLACKROCK FUNDS	OCTOBER 31, 2015	23

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

(m)	During the period ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Shares Purchased		Shares Sold	Shares Held at October 31, 2015	Value at October 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	797,661,182	[1]	—	797,661,182	$797,661,182	$46,696	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	425,000		(190,000)	235,000	$20,108,950	—	$39,622

[1]	Represents net shares purchased.

Affiliate	Shares Held at July 31, 2015	Shares Purchased	Shares Sold	Shares Held at October 31, 2015	Value at October 31, 2015	Expense	Realized Gain (Loss)
iShares iBoxx $ High Yield Corporate Bond ETF	(134,125)	441,625	(307,500)	—	—	$(329,335)	$901,452
iShares U.S. Preferred Stock ETF	—	223,000	(386,600)	(163,600)	$(6,422,936)	$(43,493)	$(173,239)

(n)	Represents the current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.00%	10/14/15	Open	$3,962,700	$3,962,700	Coporate Bonds	Open/Demand	[1]

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
467	Euro-Bund 8.5 to 10.5-Year Bonds Futures Put Options Strike Price EUR 153.50	November 2015	USD	46,218	$(338,934)
467	Euro-Bund 8.5 to 10.5-Year Bonds Futures Put Options Strike Price EUR 154.50	November 2015	USD	87,301	(336,367)
(63)	E-Mini S&P 500 Futures	December 2015	USD	6,532,155	(480,705)
(1,863)	Euro-Bobl	December 2015	USD	265,136,093	(2,212,540)
(1,374)	Euro-Bund	December 2015	USD	237,531,659	(4,919,374)
(1,229)	Euro-Schatz	December 2015	USD	150,661,902	(277,051)
(475)	Long Gilt British	December 2015	USD	86,223,168	68,986
(106)	NASDAQ 100 E-Mini Futures	December 2015	USD	9,843,690	(1,128,629)
(128)	Russell 2000 Mini Index Futures	December 2015	USD	14,826,240	(213,120)
(190)	U.S. Treasury Bonds (30 Year)	December 2015	USD	29,723,125	264,216
(649)	U.S. Treasury Notes (10 Year)	December 2015	USD	82,869,188	(172,805)
2	U.S. Treasury Notes (2 Year)	December 2015	USD	437,313	(797)
(277)	U.S. Treasury Notes (5 Year)	December 2015	USD	33,177,242	62,078
(287)	U.S. Ultra Treasury Bonds	December 2015	USD	45,848,250	95,737
(242)	Euro Dollar Futures	December 2016	USD	59,888,950	(417,450)
Total					$(10,006,755)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	522,615	EUR	476,000	Morgan Stanley & Co. International PLC	11/02/15	$(838)
EUR	215,000,000	USD	240,907,722	Barclays Bank PLC	11/04/15	(4,468,215)
EUR	1,800,000,000	USD	1,991,010,807	Citibank N.A.	11/04/15	(11,517,261)

24	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	19,000,000	USD	21,123,893	Citibank N.A.	11/04/15	$(229,239)
EUR	101,246,000	USD	115,110,600	Goldman Sachs International	11/04/15	(3,768,487)
EUR	23,377,000	USD	26,602,933	Goldman Sachs International	11/04/15	(894,810)
EUR	18,000,000	USD	20,478,375	Goldman Sachs International	11/04/15	(683,439)
EUR	4,866,000	USD	5,443,561	Goldman Sachs International	11/04/15	(92,330)
EUR	11,600,000	USD	13,159,272	Morgan Stanley & Co. International PLC	11/04/15	(402,536)
EUR	11,492,000	USD	12,958,880	Morgan Stanley & Co. International PLC	11/04/15	(320,914)
EUR	2,261,000	USD	2,591,871	Morgan Stanley & Co. International PLC	11/04/15	(105,407)
EUR	23,553,000	USD	26,485,704	Royal Bank of Canada	11/04/15	(584,031)
EUR	11,000,000	USD	12,474,375	Royal Bank of Canada	11/04/15	(377,470)
EUR	70,000,000	USD	78,323,852	Royal Bank of Scotland PLC	11/04/15	(1,343,547)
EUR	8,600,000	USD	9,763,938	State Street Bank and Trust Co.	11/04/15	(306,357)
EUR	3,655,000	USD	4,102,611	State Street Bank and Trust Co.	11/04/15	(83,140)
GBP	100,000,000	USD	153,719,000	Citibank N.A.	11/04/15	435,660
USD	2,022,739,412	EUR	1,800,000,000	Citibank N.A.	11/04/15	43,245,865
USD	5,703,653	EUR	5,183,000	State Street Bank and Trust Co.	11/04/15	3,811
USD	151,444,900	GBP	100,000,000	Citibank N.A.	11/04/15	(2,709,760)
USD	3,236,022	GBP	2,091,000	Goldman Sachs International	11/04/15	12,648
USD	76,276,576	GBP	50,104,000	Morgan Stanley & Co. International PLC	11/04/15	(961,075)
EUR	550,583,000	USD	608,446,573	Barclays Bank PLC	12/03/15	(2,710,052)
USD	2,332,158	CNH	14,852,000	Royal Bank of Scotland PLC	12/03/15	(8,087)
USD	1,991,700,143	EUR	1,800,000,000	Citibank N.A.	12/03/15	11,388,838
USD	153,691,500	GBP	100,000,000	Citibank N.A.	12/03/15	(439,750)
USD	40,729,987	GBP	26,532,000	Morgan Stanley & Co. International PLC	12/03/15	(164,116)
EUR	10,090,000	USD	11,181,840	JPMorgan Chase Bank N.A.	1/15/16	(69,731)
EUR	5,030,000	USD	5,512,337	JPMorgan Chase Bank N.A.	1/15/16	27,197
Total						$22,873,427

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
CBOE Volatility Index	Call	11/18/15	USD	17.00	1,000	$127,500
iShares iBoxx $ High Yield Corporate Bond ETF	Call	11/20/15	USD	85.00	3,000	205,500
Euro STOXX 50 Index	Call	12/18/15	EUR	3,450.00	163	130,668
Financial Select Sector SPDR Fund	Put	11/20/15	USD	23.00	2,500	25,000
Health Care Select Sector SPDR Fund	Put	11/20/15	USD	68.00	1,000	35,500
Health Care Select Sector SPDR Fund	Put	11/20/15	USD	67.00	1,000	25,000
Micron Technology, Inc.	Put	11/20/15	USD	18.00	2,000	334,000
PowerShares QQQ Trust Series 1	Put	11/20/15	USD	108.00	1,000	39,000
PowerShares QQQ Trust Series 1	Put	11/20/15	USD	105.00	1,000	18,500
SPDR S&P 500 ETF Trust	Put	11/20/15	USD	196.00	550	24,475
iShares Russell 2000 ETF	Put	11/27/15	USD	115.00	1,000	186,000
Euro STOXX 50 Index	Put	12/18/15	EUR	3,200.00	765	297,796
Volkswagen AG	Put	12/18/15	EUR	150.00	4,937	22,128,496
S&P 500 Index	Put	12/19/15	USD	1,975.00	144	246,960
Total						$23,824,395

BLACKROCK FUNDS	OCTOBER 31, 2015	25

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Notional Amount (000)	Value
EUR Currency	Put	JPMorgan Chase Bank N.A.	1/15/16	USD 1.11	EUR 50,470	$1,162,267

OTC Credit Default Swaptions Purchased

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Value
Sold protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	EUR	400	Receive	iTraxx Crossover Series 24 Version 1	B+	11/18/15	EUR	81,500	$31,767
Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	EUR	325	Receive	iTraxx Crossover Series 24 Version 1	B+	12/16/15	EUR	40,900	335,024
Total											$366,791

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	Put	2.65%	Pay	3-month LIBOR	11/02/15	USD	138,000	$14
5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	Put	2.05%	Pay	3-month LIBOR	11/02/15	USD	210,000	21
10-Year Interest Rate Swap	Citibank N.A.	Put	2.52%	Pay	3-month LIBOR	1/05/16	USD	38,000	60,992
10-Year Interest Rate Swap	Citibank N.A.	Put	2.52%	Pay	3-month LIBOR	1/05/16	USD	20,000	32,101
5-Year Interest Rate Swap	Citibank N.A.	Put	1.92%	Pay	3-month LIBOR	1/05/16	USD	74,000	98,507
5-Year Interest Rate Swap	Citibank N.A.	Put	1.92%	Pay	3-month LIBOR	1/05/16	USD	31,000	41,266
Total									$232,901

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares iBoxx $ High Yield Corporate Bond ETF	Call	11/20/15	USD	88.00	3,000	$(12,000)
Health Care Select Sector SPDR Fund	Put	11/20/15	USD	63.00	1,000	(9,500)
Health Care Select Sector SPDR Fund	Put	11/20/15	USD	62.00	1,000	(18,000)
Micron Technology, Inc.	Put	11/20/15	USD	16.00	2,000	(100,000)
PowerShares QQQ Trust Series 1	Put	11/20/15	USD	100.00	1,000	(7,000)
PowerShares QQQ Trust Series 1	Put	11/20/15	USD	103.00	1,000	(11,500)
SPDR S&P 500 ETF Trust	Put	11/20/15	USD	191.00	550	(12,925)
iShares Russell 2000 ETF	Put	11/27/15	USD	110.00	1,000	(59,000)
Total						$(229,925)

26	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Written

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)[1]		Value
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	EUR	500	Pay	iTraxx Crossover Series 24 Version 1	11/18/15	EUR	81,500	$(15,656)
Bought protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	EUR	425	Pay	iTraxx Crossover Series 24 Version 1	12/16/15	EUR	40,900	(63,721)
Total										$(79,377)

[1]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 22 Version 1	5.00%	12/20/19	EUR	122,891	$12,261,173
iTraxx Sub Financials Series 22 Version 1	1.00%	12/20/19	EUR	6,100	(53,603)
CDX.NA.IG Series 24 Version 1	1.00%	6/20/20	USD	182,889	1,194,108
iTraxx Crossover Series 23 Version 1	5.00%	6/20/20	EUR	87,681	1,178,704
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	USD	72,250	(2,407,824)
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	EUR	97,230	(3,608,479)
Total					$8,564,079

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 21 Version 1	5.00%	6/20/19	BB-	EUR	26,383	$(155,754)
iTraxx Europe Series 21 Version 1	1.00%	6/20/19	BBB+	EUR	22,298	22,859
iTraxx Europe Series 23 Version 1	1.00%	6/20/20	BBB+	EUR	15,348	(29,134)
CDX.NA.IG Series 25 Version 1	1.00%	12/20/20	BBB+	USD	50,000	(60,634)
Total						$(222,663)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.81%[1]	3-month LIBOR	9/23/16	USD	5,000	$(14,343)
1.03%[1]	3-month LIBOR	4/07/17	USD	8,000	(42,912)
1.01%[1]	3-month LIBOR	4/28/17	USD	9,000	(42,168)
0.92%[1]	3-month LIBOR	5/16/17	USD	5,000	(33,463)
1.03%[1]	3-month LIBOR	6/16/17	USD	3,000	(23,920)
1.30%[1]	3-month LIBOR	9/23/17	USD	3,250	(32,721)
1.10%[1]	3-month LIBOR	1/26/18	USD	5,700	(40,402)
1.02%[1]	3-month LIBOR	1/30/18	USD	12,000	(59,463)
1.25%[1]	3-month LIBOR	2/13/18	USD	10,500	(99,712)
1.25%[2]	3-month LIBOR	2/13/18	USD	3,660	34,869
1.24%[1]	3-month LIBOR	5/14/18	USD	4,000	(46,006)
1.22%[1]	3-month LIBOR	8/14/18	USD	6,300	(41,026)
1.89%[1]	3-month LIBOR	9/11/19	USD	5,000	(124,395)
1.99%[1]	3-month LIBOR	9/23/19	USD	7,500	(212,559)
1.78%[1]	3-month LIBOR	12/23/19	USD	6,000	(141,952)
1.44%[2]	3-month LIBOR	1/22/20	USD	2,790	20,370
1.44%[1]	3-month LIBOR	1/22/20	USD	2,480	(18,307)
1.64%[1]	3-month LIBOR	2/10/20	USD	13,000	(188,857)

BLACKROCK FUNDS	OCTOBER 31, 2015	27

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.67%[2]	3-month LIBOR	2/13/20	USD	11,400	$174,722
1.67%[1]	3-month LIBOR	2/13/20	USD	1,930	(29,673)
1.69%[1]	3-month LIBOR	2/20/20	USD	4,000	(62,768)
1.69%[1]	3-month LIBOR	5/29/20	USD	6,000	(110,019)
1.92%[1]	3-month LIBOR	6/12/20	USD	4,000	(115,452)
2.38%[1]	3-month LIBOR	9/23/21	USD	1,000	(44,374)
1.91%[1]	3-month LIBOR	2/13/22	USD	2,080	(33,536)
1.80%[1]	3-month LIBOR	4/02/22	USD	5,500	(35,516)
2.69%[1]	3-month LIBOR	6/20/24	USD	35,000	(2,402,047)
1.92%[1]	3-month LIBOR	1/22/25	USD	4,230	10,216
1.92%[1]	3-month LIBOR	1/22/25	USD	920	2,180
2.01%[1]	3-month LIBOR	10/23/25	USD	8,200	40,707
2.10%[1]	3-month LIBOR	11/02/25	USD	3,000	(9,801)
3.37%[1]	3-month LIBOR	6/20/44	USD	9,200	(1,762,908)
Total					$(5,485,236)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Weatherford International Ltd.	1.00%	Morgan Stanley Capital Services LLC	3/20/16	USD	9,407	$1,918	$35,444	$(33,526)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	4,000	(41,251)	21,315	(62,566)
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services LLC	12/20/16	USD	1,000	(10,313)	242	(10,555)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	500	(6,609)	26,025	(32,634)
EDP — Energias do Brasil SA	5.00%	Citibank N.A.	9/20/17	EUR	10,162	(1,001,427)	(1,145,622)	144,195
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,750	(85,175)	197,362	(282,537)
Genworth Holdings, Inc.	1.00%	Citibank N.A.	6/20/18	USD	9,000	655,227	417,456	237,771
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,612	117,359	72,902	44,457
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,611	117,286	72,121	45,165
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,540	112,117	84,492	27,625
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	10,350	(1,009,719)	780,184	(1,789,903)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	6,590	(27,152)	62,385	(89,537)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	7,125	(29,357)	76,391	(105,748)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	7,135	(29,397)	58,734	(88,131)
Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(99,895)	(13,410)	(86,485)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	15,000	(404,922)	(321,003)	(83,919)
Bayerische Motoren Werke AG	1.00%	Citibank N.A.	12/20/18	EUR	5,200	(108,420)	(3,027)	(105,393)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	15,000	(439,529)	(278,593)	(160,936)
Dell, Inc.	1.00%	Goldman Sachs Bank USA	12/20/18	USD	4,000	106,231	65,421	40,810
Dell, Inc.	1.00%	Goldman Sachs International	12/20/18	USD	2,000	53,116	32,713	20,403
International Business Machines Corp.	1.00%	Goldman Sachs International	12/20/18	USD	15,000	(352,544)	(278,593)	(73,951)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	17,690	(392,608)	(74,530)	(318,078)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	37,890	(840,923)	(156,512)	(684,411)

28	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	11,841	$(318,924)	$(212,386)	$(106,538)
Microsoft Corp.	1.00%	Goldman Sachs International	12/20/18	USD	3,159	(85,079)	(57,681)	(27,398)
Sony Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	JPY	2,000,000	(372,788)	887,411	(1,260,199)
Federal Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	14,735	1,466,483	419,917	1,046,566
Federal Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	13,910	1,384,377	460,967	923,410
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	11,095	(267,774)	(271,421)	3,647
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	6,355	(153,376)	(142,304)	(11,072)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	6,350	(153,255)	(155,343)	2,088
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	42,010	(931,989)	(361,170)	(570,819)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	40,268	(893,600)	(366,106)	(527,494)
Radian Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	8,750	(810,107)	(754,967)	(55,140)
Radian Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	6,600	(611,052)	(583,202)	(27,850)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	12,875	130,829	294,476	(163,647)
Ally Financial, Inc.	5.00%	Credit Suisse International	12/20/19	USD	2,500	(353,997)	(313,195)	(40,802)
Lennar Corp.	5.00%	Goldman Sachs International	12/20/19	USD	4,000	(553,883)	(438,366)	(115,517)
Navient Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	2,000	273,346	112,303	161,043
Southwest Airlines Co.	1.00%	Credit Suisse International	12/20/19	USD	10,000	(281,439)	(137,133)	(144,306)
AT&T, Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	30,000	(489,805)	(423,677)	(66,128)
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	1,980	(13,361)	15,459	(28,820)
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	1,980	(13,361)	15,459	(28,820)
Genworth Holdings, Inc.	1.00%	Citibank N.A.	3/20/20	USD	5,647	867,539	736,236	131,303
Genworth Holdings, Inc.	1.00%	Citibank N.A.	3/20/20	USD	1,129	173,446	148,944	24,502
Genworth Holdings, Inc.	1.00%	Goldman Sachs International	3/20/20	USD	1,435	220,457	191,765	28,692
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	5,083	780,892	677,732	103,160
Raytheon Co.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,555	(609,931)	(549,917)	(60,014)
Raytheon Co.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,485	(607,186)	(547,277)	(59,909)
Time Warner Cable, Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	7,554	(32,218)	(109,963)	77,745
Time Warner Cable, Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	3,451	(14,719)	(53,142)	38,423
Time Warner Cable, Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	3,313	(14,128)	(43,967)	29,839
Time Warner Cable, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	3,028	(12,912)	(44,035)	31,123
Ally Financial, Inc.	5.00%	Citibank N.A.	6/20/20	USD	3,900	(590,696)	(509,618)	(81,078)
Boston Scientific Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	15,000	(364,920)	(332,313)	(32,607)
Genworth Holdings, Inc.	1.00%	Citibank N.A.	6/20/20	USD	808	133,969	87,102	46,867
Genworth Holdings, Inc.	1.00%	Goldman Sachs International	6/20/20	USD	1,112	184,373	113,227	71,146
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	706	117,057	77,651	39,406
Marks & Spencer Group PLC	1.00%	Bank of America N.A.	6/20/20	EUR	3,905	(31,916)	(37,925)	6,009
Marks & Spencer Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	3,015	(24,642)	(27,720)	3,078
Marks & Spencer Group PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	3,910	(31,956)	(42,364)	10,408
Marks & Spencer Group PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	1,960	(16,020)	(21,237)	5,217
Numericable-SFR SAS	5.00%	Credit Suisse International	6/20/20	EUR	2,150	(215,303)	(185,375)	(29,928)
Time Warner Cable, Inc.	1.00%	Citibank N.A.	6/20/20	USD	8,250	(11,829)	293,110	(304,939)
Time Warner Cable, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	766	(1,099)	23,758	(24,857)
Time Warner Cable, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	449	(643)	16,118	(16,761)
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/20	EUR	610	(4,161)	(5,075)	914
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/20	EUR	30	490	(204)	694
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	2,180	(18,802)	(12,649)	(6,153)

BLACKROCK FUNDS	OCTOBER 31, 2015	29

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	190	$(440)	$(1,866)	$1,426
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	1,660	(14,319)	(7,930)	(6,389)
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	1,230	(10,609)	(5,935)	(4,674)
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	770	(6,642)	(3,716)	(2,926)
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	590	(4,384)	(3,426)	(958)
Abengoa SA	5.00%	Barclays Bank PLC	9/20/20	EUR	800	604,345	578,024	26,321
Abengoa SA	5.00%	Barclays Bank PLC	9/20/20	EUR	800	604,345	586,644	17,701
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	1,925	1,454,203	1,452,582	1,621
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	1,275	963,173	975,833	(12,660)
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	560	423,041	323,422	99,619
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	331	250,048	191,166	58,882
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	1,034	781,115	608,022	173,093
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	830	627,007	464,902	162,105
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	800	604,345	595,054	9,291
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	555	419,263	310,868	108,395
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	367	277,243	208,107	69,136
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	830	627,007	464,902	162,105
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	825	623,230	462,101	161,129
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	45	35,941	24,971	10,970
Abengoa SA	5.00%	Morgan Stanley Capital Services LLC	9/20/20	EUR	410	309,727	233,899	75,828
Abengoa SA	5.00%	Morgan Stanley Capital Services LLC	9/20/20	EUR	410	309,726	240,271	69,455
Anthem, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	20,000	(501,398)	(323,091)	(178,307)
Bank of America Corp.	1.00%	Barclays Bank PLC	9/20/20	USD	15,000	(208,519)	(153,510)	(55,009)
Bank of America Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	15,000	(208,706)	(110,483)	(98,223)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	14,900	(208,051)	(347,134)	139,083
Citigroup, Inc.	1.00%	Barclays Bank PLC	9/20/20	USD	5,231	(50,451)	(11,398)	(39,053)
Citigroup, Inc.	1.00%	Goldman Sachs International	9/20/20	USD	15,000	(144,667)	(40,756)	(103,911)
Citigroup, Inc.	1.00%	Goldman Sachs International	9/20/20	USD	9,769	(94,218)	(57,861)	(36,357)
Fortum Oyj	1.00%	Bank of America N.A.	9/20/20	EUR	11,740	(250,612)	(251,249)	637
Fortum Oyj	1.00%	Barclays Bank PLC	9/20/20	EUR	14,880	(317,668)	(332,816)	15,148
Genworth Holdings, Inc.	1.00%	Goldman Sachs International	9/20/20	USD	10,000	1,779,656	956,643	823,013
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	9/20/20	USD	15,000	(144,926)	22,762	(167,688)
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	9/20/20	USD	15,000	(144,926)	28,394	(173,320)
JPMorgan Chase and Co.	1.00%	Bank of America N.A.	9/20/20	USD	5,263	(71,782)	(41,280)	(30,502)
JPMorgan Chase and Co.	1.00%	Citibank N.A.	9/20/20	USD	7,131	(97,264)	(62,140)	(35,124)
JPMorgan Chase and Co.	1.00%	Citibank N.A.	9/20/20	USD	7,130	(97,247)	(55,399)	(41,848)
JPMorgan Chase and Co.	1.00%	Goldman Sachs International	9/20/20	USD	5,722	(78,043)	(60,953)	(17,090)
JPMorgan Chase and Co.	1.00%	Goldman Sachs International	9/20/20	USD	4,754	(64,778)	(48,650)	(16,128)
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	9/20/20	EUR	590	(32,581)	(59,667)	27,086
Morgan Stanley	1.00%	Bank of America N.A.	9/20/20	USD	9,444	(88,705)	(70,117)	(18,588)
Morgan Stanley	1.00%	Goldman Sachs International	9/20/20	USD	15,000	(140,890)	(47,702)	(93,188)
Morgan Stanley	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	5,556	(52,187)	(43,594)	(8,593)

30	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Motorola Solutions, Inc.	1.00%	Bank of America N.A.	9/20/20	USD	4,625	$56,829	$134,982	$(78,153)
Motorola Solutions, Inc.	1.00%	Barclays Bank PLC	9/20/20	USD	650	7,987	18,970	(10,983)
Navient Corp.	5.00%	Citibank N.A.	9/20/20	USD	2,000	18,999	14,747	4,252
Textron, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	8,000	(108,357)	(47,246)	(61,111)
Wells Fargo & Co.	1.00%	Bank of America N.A.	9/20/20	USD	9,743	(229,781)	(191,935)	(37,846)
Wells Fargo & Co.	1.00%	Goldman Sachs International	9/20/20	USD	5,257	(124,048)	(90,488)	(33,560)
Wells Fargo & Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	15,000	(353,950)	(237,464)	(116,486)
21St Century Fox America, Inc.	1.00%	Credit Suisse International	12/20/20	USD	11,110	(262,756)	(179,877)	(82,879)
21St Century Fox America, Inc.	1.00%	Credit Suisse International	12/20/20	USD	8,890	(210,253)	(148,189)	(62,064)
Arrow Electronics, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	15,000	(283,982)	(161,679)	(122,303)
Avnet, Inc.	1.00%	Credit Suisse International	12/20/20	USD	24,500	(458,904)	(144,352)	(314,552)
Bank of America Corp.	1.00%	Goldman Sachs International	12/20/20	USD	40,000	(517,972)	(112,413)	(405,559)
BASF SE	1.00%	Bank of America N.A.	12/20/20	EUR	4,070	(151,341)	(145,031)	(6,310)
BASF SE	1.00%	Barclays Bank PLC	12/20/20	EUR	8,100	(301,063)	(289,614)	(11,449)
Brisa Concessao Rodoviaria SA	5.00%	Goldman Sachs International	12/20/20	EUR	1,288	(305,787)	(295,674)	(10,113)
Brisa Concessao Rodoviaria SA	5.00%	Goldman Sachs International	12/20/20	EUR	1,287	(305,836)	(298,853)	(6,983)
Carlsberg Breweries A/S	1.00%	Goldman Sachs International	12/20/20	EUR	2,340	(13,299)	10,532	(23,831)
Caterpillar, Inc.	1.00%	Citibank N.A.	12/20/20	USD	5,000	(62,288)	(97,721)	35,433
Caterpillar, Inc.	1.00%	Credit Suisse International	12/20/20	USD	17,145	(213,586)	(276,176)	62,590
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	17,500	(218,009)	(308,254)	90,245
Centurylink, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	5,000	600,248	680,844	(80,596)
Danone SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	2,580	(87,061)	(77,356)	(9,705)
DIRECTV	1.00%	Credit Suisse International	12/20/20	USD	11,110	(202,667)	(141,165)	(61,502)
DIRECTV	1.00%	Credit Suisse International	12/20/20	USD	4,630	(84,460)	(58,829)	(25,631)
DIRECTV	1.00%	Credit Suisse International	12/20/20	USD	4,260	(77,711)	(55,927)	(21,784)
EDP — Energias de Portugal SA	5.00%	Barclays Bank PLC	12/20/20	EUR	5,155	(1,033,262)	(1,035,374)	2,112
EDP — Energias de Portugal SA	5.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	5,155	(1,034,408)	(1,024,293)	(10,115)
Galapagos Holding SA	5.00%	Bank of America N.A.	12/20/20	EUR	1,980	33,416	99,911	(66,495)
HCA, Inc.	5.00%	Barclays Bank PLC	12/20/20	USD	6,000	(669,930)	(714,213)	44,283
HCA, Inc.	5.00%	Citibank N.A.	12/20/20	USD	2,500	(279,137)	(245,775)	(33,362)
Hewlett-Packard Co.	1.00%	Credit Suisse International	12/20/20	USD	7,500	191,436	213,215	(21,779)
Ladbrokes PLC	1.00%	Citibank N.A.	12/20/20	EUR	1,218	79,651	89,537	(9,886)
Louis Dreyfus Commodities BV	5.00%	Citibank N.A.	12/20/20	EUR	861	(45,260)	10,307	(55,567)
Louis Dreyfus Commodities BV	5.00%	Citibank N.A.	12/20/20	EUR	223	(11,722)	2,670	(14,392)
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	12/20/20	EUR	780	(41,002)	(46,095)	5,093
MetLife, Inc.	1.00%	Citibank N.A.	12/20/20	USD	5,365	(49,555)	(4,620)	(44,935)
Motorola Solutions, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	6,870	116,519	169,960	(53,441)
Motorola Solutions, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	3,155	53,511	60,631	(7,120)
Motorola Solutions, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	6,000	101,764	212,093	(110,329)
Numericable-SFR SAS	5.00%	Goldman Sachs International	12/20/20	EUR	1,140	(105,487)	(82,468)	(23,019)
Omnicom Group, Inc.	1.00%	Credit Suisse International	12/20/20	USD	6,481	(250,452)	(176,805)	(73,647)
Omnicom Group, Inc.	1.00%	Credit Suisse International	12/20/20	USD	4,630	(178,908)	(126,299)	(52,609)

BLACKROCK FUNDS	OCTOBER 31, 2015	31

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pernod Ricard SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	3,900	$(63,707)	$(36,813)	$(26,894)
Prudential Financial, Inc.	1.00%	Citibank N.A.	12/20/20	USD	5,712	(51,758)	(16,037)	(35,721)
Prudential Financial, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	5,413	(49,048)	(39,116)	(9,932)
Rallye SA	5.00%	Goldman Sachs International	12/20/20	EUR	2,010	118,890	322,766	(203,876)
Société Générale SA	1.00%	Citibank N.A.	12/20/20	EUR	5,200	(85,848)	(61,623)	(24,225)
Solvay SA	1.00%	Bank of America N.A.	12/20/20	EUR	1,950	(15,942)	(13,839)	(2,103)
Solvay SA	1.00%	Barclays Bank PLC	12/20/20	EUR	580	(4,745)	(4,199)	(546)
Solvay SA	1.00%	Citibank N.A.	12/20/20	EUR	1,160	(9,488)	(8,327)	(1,161)
Solvay SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,170	(9,572)	(6,482)	(3,090)
Time Warner, Inc.	1.00%	Credit Suisse International	12/20/20	USD	11,110	(215,839)	(152,202)	(63,637)
Unitymedia Hessen GmbH & Co. KG	5.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	4,070	(697,500)	(655,782)	(41,718)
Unitymedia Hessen GmbH & Co. KG	5.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	3,970	(680,913)	(416,237)	(264,676)
Verizon Communications, Inc.	1.00%	Credit Suisse International	12/20/20	USD	11,110	(219,310)	(141,165)	(78,145)
Verizon Communications, Inc.	1.00%	Credit Suisse International	12/20/20	USD	8,890	(175,488)	(117,225)	(58,263)
Volkswagen AG	1.00%	Citibank N.A.	12/20/20	EUR	2,600	107,794	165,722	(57,928)
Volkswagen AG	1.00%	Citibank N.A.	12/20/20	EUR	1,960	81,228	144,059	(62,831)
Volvo AB	1.00%	Goldman Sachs International	12/20/20	EUR	1,980	481	25,303	(24,822)
Volvo AB	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	3,960	962	57,371	(56,409)
Walt Disney Co.	1.00%	Credit Suisse International	12/20/20	USD	11,110	(488,359)	(422,835)	(65,524)
Walt Disney Co.	1.00%	Credit Suisse International	12/20/20	USD	8,890	(390,776)	(338,344)	(52,432)
Western Union Co.	1.00%	Credit Suisse International	12/20/20	USD	7,640	132,471	118,206	14,265
Total						$(8,958,539)	$(2,540,891)	$(6,417,648)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD	5,000	$51,563	$(21,689)	$73,252
Glencore International AG	5.00%	JPMorgan Chase Bank N.A.	12/20/17	BBB	EUR	1,980	(236,719)	(123,246)	(113,473)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	795	(517,188)	(60,315)	(456,873)
Abengoa SA	5.00%	Credit Suisse International	3/20/18	B+	EUR	1,180	(767,649)	(89,524)	(678,125)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	5,050	80,360	(158,252)	238,612
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	59	744	(2,261)	3,005
Bayerische Landesbank	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	8,870	154,775	18,822	135,953
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	14,150	2,206,108	2,273,266	(67,158)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	20,210	3,150,915	3,217,506	(66,591)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	10,120	1,577,797	1,618,482	(40,685)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	257,654	429,094	(171,440)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	257,654	437,429	(179,775)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	2,133	(341,032)	(152,158)	(188,874)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	2,130	(340,633)	(145,850)	(194,783)
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB	EUR	4,265	(682,065)	(300,401)	(381,664)
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB	EUR	4,260	(681,265)	(291,699)	(389,566)
Abengoa SA	5.00%	Citibank N.A.	12/20/19	B+	EUR	91	(66,130)	(16,049)	(50,081)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	1,950	(1,421,250)	(436,042)	(985,208)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	1,370	(998,519)	(327,693)	(670,826)

32	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	1,370	$(998,518)	$(255,319)	$(743,199)
ArcelorMittal	1.00%	Citibank N.A.	12/20/19	BB	EUR	3,255	(563,649)	(220,621)	(343,028)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/20	B+	EUR	2,665	(1,965,448)	(380,220)	(1,585,228)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	B+	EUR	1,605	(1,183,693)	(190,341)	(993,352)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	B+	EUR	1,065	(785,441)	(126,301)	(659,140)
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	2,255	(115,917)	190,798	(306,715)
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	2,255	(115,917)	190,798	(306,715)
Abengoa SA	5.00%	Barclays Bank PLC	6/20/20	B+	EUR	1,070	(798,645)	(208,718)	(589,927)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	2,090	(1,559,972)	(402,689)	(1,157,283)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	1,130	(843,429)	(185,341)	(658,088)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	753	(562,287)	(121,750)	(440,537)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	520	(388,127)	(100,191)	(287,936)
Abengoa SA	5.00%	Citibank N.A.	6/20/20	B+	EUR	1,050	(783,718)	(199,650)	(584,068)
Abengoa SA	5.00%	Credit Suisse International	6/20/20	B+	EUR	1,065	(794,914)	(210,333)	(584,581)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B+	EUR	2,670	(1,992,882)	(377,924)	(1,614,958)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B+	EUR	1,065	(794,913)	(207,743)	(587,170)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B+	EUR	1,040	(776,254)	(197,749)	(578,505)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B+	EUR	530	(395,590)	(102,560)	(293,030)
Amkor Technology, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	BB	USD	5,000	462,281	283,873	178,408
Freeport-McMoRan, Inc.	1.00%	Barclays Bank PLC	6/20/20	BBB-	USD	7,231	(1,220,566)	(477,027)	(743,539)
Freeport-McMoRan, Inc.	1.00%	Credit Suisse International	6/20/20	BBB-	USD	3,101	(523,437)	(210,180)	(313,257)
Freeport-McMoRan, Inc.	1.00%	Goldman Sachs International	6/20/20	BBB-	USD	3,468	(585,385)	(285,453)	(299,932)
Freeport-McMoRan, Inc.	1.00%	Morgan Stanley Capital Services LLC	6/20/20	BBB-	USD	6,200	(1,046,537)	(401,302)	(645,235)
Hertz Corp.	5.00%	Barclays Bank PLC	6/20/20	B	USD	2,000	213,336	100,484	112,852
Hertz Corp.	5.00%	Goldman Sachs International	6/20/20	B	USD	2,000	213,336	114,648	98,688
Teva Pharmaceutical Industries Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	BBB+	USD	15,000	102,882	97,171	5,711
Vougeot Bidco PLC	5.00%	Credit Suisse International	6/20/20	B	EUR	3,330	377,063	362,142	14,921
Amkor Technology, Inc.	5.00%	Goldman Sachs International	9/20/20	BB	USD	2,000	175,597	147,070	28,527
Community Health Systems, Inc.	5.00%	Goldman Sachs International	9/20/20	B-	USD	3,500	47,307	286,462	(239,155)
Glencore International AG	1.00%	Citibank N.A.	9/20/20	BBB	EUR	2,590	(618,572)	(244,944)	(373,628)
Glencore International AG	1.00%	Citibank N.A.	9/20/20	BBB	EUR	350	(83,592)	(33,101)	(50,491)
Glencore International AG	1.00%	Credit Suisse International	9/20/20	BBB	EUR	920	(219,724)	(90,938)	(128,786)
Novo Banco SA	5.00%	BNP Paribas S.A.	9/20/20	Not Rated	EUR	2,080	(106,016)	(51,320)	(54,696)
Weatherford International Ltd.	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB-	USD	2,000	(365,059)	(353,316)	(11,743)
Casino Guichard Perrachon SA	1.00%	Barclays Bank PLC	12/20/20	BBB-	EUR	3,940	(243,078)	(286,568)	43,490
Casino Guichard Perrachon SA	1.00%	Goldman Sachs International	12/20/20	BBB-	EUR	1,960	(120,923)	(134,659)	13,736
Community Health Systems, Inc.	5.00%	Barclays Bank PLC	12/20/20	B-	USD	3,000	9,330	201,335	(192,005)
Community Health Systems, Inc.	5.00%	Citibank N.A.	12/20/20	B-	USD	2,500	8,470	(8,980)	17,450
Community Health Systems, Inc.	5.00%	Citibank N.A.	12/20/20	B-	USD	2,000	6,499	(9,327)	15,826
Community Health Systems, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	B-	USD	2,300	3,484	103,200	(99,716)

BLACKROCK FUNDS	OCTOBER 31, 2015	33

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dell, Inc.	1.00%	Citibank N.A.	12/20/20	BB+	USD	5,000	$(544,721)	$612,831	$(1,157,552)
Freeport-McMoRan, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB-	USD	8,540	(1,647,505)	(1,621,147)	(26,358)
Freeport-McMoRan, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB-	USD	6,460	(1,246,239)	(1,305,556)	59,317
iTraxx Asia ex-Japan IG Series 24 Version 1	1.00%	Goldman Sachs International	12/20/20	A-	USD	3,750	(51,505)	(107,633)	56,128
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	3,750	(208,520)	(262,515)	53,995
Volkswagen AG	1.00%	Barclays Bank PLC	12/20/20	BBB+	EUR	1,740	(72,134)	(120,870)	48,736
Volkswagen AG	1.00%	Barclays Bank PLC	12/20/20	BBB+	EUR	60	(2,544)	(4,166)	1,622
Weatherford International Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB-	USD	10,000	(1,968,005)	(1,591,734)	(376,271)
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	2,057	(535,728)	(214,139)	(321,589)
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	4,113	(1,071,457)	(440,830)	(630,627)
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,035	(60,812)	(238,448)	177,636
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,350	(65,559)	(271,474)	205,915
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,350	(65,559)	(252,250)	186,691
Total							$(24,787,786)	$(3,945,095)	$(20,842,691)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PowerShares QQQ Trust Series 1	3-month LIBOR[1]	Bank of America N.A.	2/26/16	55,500	$(582,988)	—	$(582,988)
Chesapeake Energy Corp.	3-month LIBOR minus 1.15%[1]	Bank of America N.A.	5/15/16	27,000	11,551	—	11,551
Chesapeake Energy Corp.	3-month LIBOR minus 1.15%[1]	Bank of America N.A.	5/29/16	17,825	12,192	—	12,192
Chesapeake Energy Corp.	3-month LIBOR minus 1.35%[1]	Bank of America N.A.	6/15/16	20,500	15,389	—	15,389
Chesapeake Energy Corp.	3-month LIBOR minus 1.35%[1]	Bank of America N.A.	6/19/16	21,500	30,986	—	30,986
Chesapeake Energy Corp.	3-month LIBOR minus 1.35%[1]	Bank of America N.A.	6/25/16	22,500	5,708	—	5,708
Antero Resources Corp.	3-month LIBOR minus 0.90%[1]	Bank of America N.A.	7/06/16	9,250	18,420	—	18,420
Bank of America Corp.	3-month LIBOR minus 0.35%[1]	Deutsche Bank AG	7/06/16	30,000	(32,709)	—	(32,709)
Cheniere Energy, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	7/17/16	7,500	(13,798)	—	(13,798)
Chesapeake Energy Corp.	3-month LIBOR minus 4.50%[1]	Bank of America N.A.	7/22/16	30,000	20,019	—	20,019
Industrial Select Sector SPDR ETF	3-month LIBOR minus 0.20%[1]	BNP Paribas S.A.	7/23/16	9,400	3,670	—	3,670
Delta Air Lines, Inc.	3-month LIBOR[1]	BNP Paribas S.A.	8/20/16	22,500	(107,938)	—	(107,938)
Sprint Corp.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	9/16/16	107,000	(4,673)	—	(4,673)
Altice SA	3-month EURIBOR minus 0.40%[1]	Bank of America N.A.	9/25/16	33,000	(228,033)	—	(228,033)
Altice SA	3-month EURIBOR minus 0.40%[1]	Bank of America N.A.	9/30/16	25,000	68,568	—	68,568
Total					$(783,636)	—	$(783,636)

[1]	Fund pays the total return of the reference entity and receives the floating rate.

34	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Depreciation	Net Value of Reference Entity
Equity Securities Long/Short:	Bank of America Merrill Lynch	2/26/16	$29,694,236	$(1,464,236)[2]	$28,245,527

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The InterContinental Exchange USD 1 Week is the specified benchmark used in determining the variable rate of interest.

[2]	Amount includes $(15,527) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America Merrill Lynch, as of period end, expiration date 2/26/16:

	Shares	Value
Reference Entity — Long
AA PLC	303,241	$1,293,191
Banco de Sabadell SA	2,428,648	4,685,599
Barclays PLC	1,797,243	6,403,153
Commerzbank AG	173,809	1,911,504
Hellenic Telecommunications Organization SA	1,211,648	11,342,510
Lloyds Banking Group PLC	6,209,454	7,047,770
Numericable Sfr	60,957	2,754,405
Smurfit Kappa Group Plc	102,026	2,903,562
Tim Participacoes SA — ADR	175,344	1,948,072
Wienerberger AG	146,879	2,708,028
Total Reference Entity — Long		42,997,794

	Shares	Value
Reference Entity — Short
Abengoa SA	(136,735)	$(132,428)
APERAM SA	(29,354)	(903,820)
Banco Bilbao Vizcaya Argentaria SA	(296,240)	(2,548,735)
Buzzi Unicem SpA	(135,000)	(2,284,216)
Repsol YPF SA	(467,892)	(5,890,003)
Standard Chartered PLC	(107,960)	(1,198,420)
Volkswagen AG, Preference Shares	(14,951)	(1,794,645)
Total Reference Entity — Short		(14,752,267)
Net Value of Reference Entity — Bank of America Merrill Lynch		$28,245,527

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	OCTOBER 31, 2015	35

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$389,019,627	$72,226,796	$461,246,423
Common Stocks	$48,785,583	—	5,636,015	54,421,598
Corporate Bonds	—	3,078,344,523	10,176,555	3,088,521,078
Floating Rate Loan Interests	—	471,509,409	44,378,012	515,887,421
Foreign Agency Obligations	—	71,731,961	—	71,731,961
Foreign Government Obligations	—	57,187,133	—	57,187,133
Investment Companies	20,108,950	—	—	20,108,950
Non-Agency Mortgage-Backed Securities	—	107,160,168	15,724,391	122,884,559
Preferred Securities	39,880,079	309,205,948	—	349,086,027
U.S. Treasury Obligations	—	181,671,950	—	181,671,950
Short-Term Securities:
Borrowed Bond Agreements	—	1,287,544,149	—	1,287,544,149
Money Market Funds	797,661,182	—	—	797,661,182
Options Purchased:
Credit Contracts	—	366,791	—	366,791
Equity Contracts	23,824,395	—	—	23,824,395
Interest Rate Contracts	—	232,901	—	232,901
Foreign Currency Exchange Contracts	—	1,162,267	—	1,162,267
Liabilities:
Investments:
Borrowed Bonds	—	(1,273,492,046)	—	(1,273,492,046)
Investments Sold Short	(62,720,821)	(22,039,084)	—	(84,759,905)
Unfunded Floating Rate Loan Interests[1]	—	(193,770)	—	(193,770)
Total	$867,539,368	$4,659,411,927	$148,141,769	$5,675,093,064

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$22,243,338	—	$22,243,338
Equity contracts	—	186,503	—	186,503
Foreign currency exchange contracts	—	55,114,019	—	55,114,019
Interest rate contracts	$491,017	283,064	—	774,081
Liabilities:
Credit contracts	—	(41,241,638)	—	(41,241,638)
Equity contracts	(2,052,379)	(2,434,375)	—	(4,486,754)
Foreign currency exchange contracts	—	(32,240,592)	—	(32,240,592)
Interest rate contracts	(8,675,318)	(5,768,300)	—	(14,443,618)
Total	$(10,236,680)	$(3,857,981)	—	$(14,094,661)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

36	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$92,483,670	—	—	$92,483,670
Foreign currency at value	30,589,122	—	—	30,589,122
Cash held for swaps	13,840,000	—	—	13,840,000
Cash pledged as collateral for OTC derivatives	35,858,530	—	—	35,858,530
Cash pledged for centrally cleared swaps	13,225,760	—	—	13,225,760
Cash pledged for financial futures contracts	13,452,880	—	—	13,452,880
Liabilities:
Cash received as collateral for borrowed bonds	—	$(3,509,000)	—	(3,509,000)
Cash received as collateral for OTC derivatives	—	(3,910,000)	—	(3,910,000)
Reverse repurchase agreements	—	(3,962,700)	—	(3,962,700)
Total	$199,449,962	$(11,381,700)	—	$188,068,262

During the period ended October 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of July 31, 2015	$84,924,584	$11,926,249	$22,294,306	$26,338,997	$23,085,617	$168,569,753
Transfers into Level 3[1]	4,455,413	—	—	1,185,121	—	5,640,534
Transfers out of Level 3[2]	(25,411,525)	—	(11,930,366)	(3,267,893)	(5,249,148)	(45,858,932)
Accrued discounts/premiums	15,151	—	(643)	24,219	16,539	55,266
Net realized gain (loss)	76,064	49,511	(2,731)	19,428	13,531	155,803
Net change in unrealized appreciation (depreciation)[3]	(2,639,966)	2,342,190	109,422	(533,919)	(394,948)	(1,117,221)
Purchases	12,786,507	2,996,150	240,857	23,358,412	—	39,381,926
Sales	(1,979,432)	(11,678,085)	(534,290)	(2,746,353)	(1,747,200)	(18,685,360)
Closing Balance, as of October 31, 2015	$72,226,796	$5,636,015	$10,176,555	$44,378,012	$15,724,391	$148,141,769

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2015)[3]	$(2,639,966)	$(284,255)	$109,422	$(521,928)	$(394,948)	$(3,731,675)

[1]

As of July 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of October 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,640,534 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of July 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of October 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $45,585,932 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	OCTOBER 31, 2015	37

Consolidated Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Macro Themes Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.4%
The Boeing Co.	83	$12,290
General Dynamics Corp.	83	12,332
Lockheed Martin Corp.	63	13,849
Northrop Grumman Corp.	74	13,894
Raytheon Co.	123	14,440
Rockwell Collins, Inc.	142	12,314
Textron, Inc.	264	11,133
United Technologies Corp.	106	10,431

		100,683
Air Freight & Logistics — 0.1%
FedEx Corp.	69	10,767
United Parcel Service, Inc., Class B	122	12,568

		23,335
Airlines — 0.1%
American Airlines Group, Inc.	295	13,635
Auto Components — 0.1%
Goodyear Tire & Rubber Co.	391	12,840
Beverages — 0.0%
Brown-Forman Corp., Class B	118	12,529
Biotechnology — 0.0%
Vertex Pharmaceuticals, Inc. (a)	95	11,850
Chemicals — 0.2%
Dow Chemical Co.	230	11,884
E.I. Du Pont de Nemours & Co.	184	11,666
Eastman Chemical Co.	155	11,186
FMC Corp.	224	9,119
Monsanto Co.	110	10,254

		54,109
Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	566	11,688
Tyco International Plc	316	11,515

		23,203
Communications Equipment — 0.1%
Motorola Solutions, Inc.	184	12,875
QUALCOMM, Inc.	188	11,171

		24,046
Construction & Engineering — 0.0%
Fluor Corp.	222	10,614
Diversified Consumer Services — 0.1%
H&R Block, Inc.	397	14,792
Diversified Financial Services — 0.0%
McGraw Hill Financial, Inc.	117	10,839
Electric Utilities — 0.0%
Southern Co.	259	11,681
Electronic Equipment, Instruments & Components — 0.0%
FLIR Systems, Inc.	382	10,188
Food & Staples Retailing — 0.0%
CVS Health Corp.	112	11,063
Food Products — 0.1%
Kellogg Co.	188	13,258
Health Care Equipment & Supplies — 0.1%
Edwards Lifesciences Corp. (a)	83	13,043
Varian Medical Systems, Inc. (a)	140	10,994

		24,037

Common Stocks		Shares	Value
Health Care Providers & Services — 0.0%
DaVita HealthCare Partners, Inc. (a)		148	$11,472
Hotels, Restaurants & Leisure — 0.0%
Yum! Brands, Inc.		131	9,289
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (a)		28	17,525
Internet Software & Services — 0.1%
Facebook, Inc., Class A (a)		137	13,970
VeriSign, Inc. (a)		191	15,395

			29,365
IT Services — 0.1%
Accenture Plc, Class A		122	13,078
MasterCard, Inc., Class A		126	12,473
Teradata Corp. (a)		318	8,939

			34,490
Media — 0.1%
CBS Corp., Class B		212	9,862
Viacom, Inc., Class B		182	8,974

			18,836
Metals & Mining — 0.0%
Nucor Corp.		267	11,294
Paper & Forest Products — 0.0%
International Paper Co.		247	10,544
Pharmaceuticals — 0.0%
Eli Lilly & Co.		141	11,501
Professional Services — 0.1%
Dun & Bradstreet Corp.		97	11,045
Equifax, Inc.		121	12,895

			23,940
Real Estate Investment Trusts (REITs) — 0.0%
Plum Creek Timber Co., Inc.		290	11,815
Software — 0.0%
Intuit, Inc.		117	11,399
Tobacco — 0.1%
Altria Group, Inc.		242	14,634
Total Common Stocks — 2.0%			598,806

Corporate Bonds		Par (000)
Aerospace & Defense — 0.3%
L-3 Communications Corp., 1.50%, 5/28/17	USD	80	78,823
Auto Components — 0.5%
Hella KGaA Hueck & Co., 1.25%, 9/07/17	EUR	35	38,759
ZF North America Capital, Inc., 2.25%, 4/26/19		100	110,057

			148,816
Automobiles — 1.1%
BMW Finance NV, 0.50%, 9/05/18		50	55,030
Renault SA:
4.63%, 9/18/17		90	105,825
3.13%, 3/05/21		40	47,220
Volkswagen International Finance NV, 0.55%, 4/15/19 (b)		100	104,774

			312,849

38	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Corporate Bonds		Par (000)	Value
Banks — 10.8%
Abbey National Treasury Services PLC, 2.00%, 1/14/19	EUR	100	$114,601
Bank of America Corp., 5.75%, 12/01/17	USD	110	118,855
Bank of Ireland, 2.00%, 5/08/17	EUR	100	112,214
Bankia SA, 3.50%, 1/17/19		100	116,100
BNP Paribas SA, 5.43%, 9/07/17	EUR	90	107,814
BPCE SA:
2.13%, 3/17/21		100	116,142
2.75%, 7/08/26 (b)		100	111,240
Citigroup, Inc., 5.50%, 9/13/25	USD	40	43,847
Commerzbank AG, 6.38%, 3/22/19	EUR	30	37,356
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.75%, 11/09/20		50	60,594
Credit Agricole SA, 1.88%, 10/18/17		100	113,487
Deutsche Bank AG:
1.25%, 9/08/21		100	110,154
2.75%, 2/17/25		4	4,225
ICICI Bank Ltd., 4.75%, 11/25/16	USD	200	206,335
ING Bank NV, 6.13%, 5/29/23 (b)	EUR	80	98,413
Intesa Sanpaolo SpA:
2.38%, 1/13/17	USD	200	201,033
5.00%, 9/23/19	EUR	50	60,418
KFW:
2.75%, 4/16/20	AUD	200	143,311
0.13%, 6/01/20		90	99,627
Lloyds Bank PLC, 10.75%, 12/16/21 (b)	GBP	60	101,284
Nordea Bank AB:
4.50%, 3/26/20	EUR	80	100,056
2.50%, 9/17/20 (c)	USD	200	201,004
Royal Bank of Scotland PLC, 4.35%, 1/23/17	EUR	100	113,814
Santander Holdings USA, Inc., 3.45%, 8/27/18	USD	110	113,039
Santander UK Group Holdings PLC, 2.88%, 10/16/20		25	24,987
Société Générale SA, 4.75%, 3/02/21	EUR	100	131,835
Svenska Handelsbanken AB, 2.66%, 1/15/24 (b)		100	114,381
UniCredit SpA, 5.75%, 9/26/17		90	106,728
Unione di Banche Italiane SpA, 2.75%, 4/28/17		100	113,306
Wells Fargo & Co.:
3.00%, 2/19/25	USD	30	29,004
3.90%, 5/01/45		25	23,250

			3,148,454
Beverages — 0.4%
Coca-Cola Co., 0.75%, 3/09/23	EUR	100	107,115
Capital Markets — 1.2%
Goldman Sachs Group, Inc.:
6.13%, 5/14/17	GBP	20	32,620
6.25%, 9/01/17	USD	110	119,389
4.25%, 10/21/25		20	19,992
Morgan Stanley:
4.75%, 3/22/17		110	114,933
2.20%, 12/07/18		15	15,113
4.88%, 11/01/22		60	64,701

			366,748
Chemicals — 0.4%
Clariant Finance Luxembourg SA, 5.63%, 1/24/17	EUR	100	116,389
Communications Equipment — 0.1%
QUALCOMM, Inc., 2.25%, 5/20/20	USD	25	24,868
Construction Materials — 0.3%
HeidelbergCement Finance Luxembourg SA, 8.00%, 1/31/17	EUR	80	95,652

Corporate Bonds		Par (000)	Value
Consumer Finance — 0.3%
John Deere Capital Corp., 2.38%, 7/14/20	USD	75	$75,422
Diversified Financial Services — 1.1%
European Investment Bank, 4.00%, 4/15/30	EUR	65	98,584
General Electric Capital Corp., 4.38%, 9/16/20	USD	50	54,862
General Motors Financial Co., Inc., 3.00%, 9/25/17		180	181,924

			335,370
Diversified Telecommunication Services — 1.0%
Telecom Italia SpA, 7.38%, 12/15/17	GBP	100	168,064
Verizon Communications, Inc., 2.63%, 2/21/20	USD	120	121,192

			289,256
Electric Utilities — 0.2%
Duke Energy Progress LLC, 3.25%, 8/15/25		25	25,471
Virginia Electric & Power Co., Series B, 4.20%, 5/15/45		20	20,267

			45,738
Health Care Equipment & Supplies — 0.1%
Medtronic, Inc., 3.50%, 3/15/25		30	30,720
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		50	47,623
Media — 1.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21		60	64,389
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		14	13,736
NBCUniversal Enterprise, Inc., 1.66%, 4/15/18 (c)		100	100,287
Sky PLC, 2.50%, 9/15/26	EUR	100	113,460
WPP Finance SA, 6.38%, 11/06/20	GBP	50	90,790

			382,662
Metals & Mining — 0.8%
Alcoa, Inc., 6.75%, 7/15/18	USD	50	55,194
Barrick Gold Corp., 4.10%, 5/01/23		30	27,865
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23		60	61,651
Freeport-McMoRan, Inc.:
2.15%, 3/01/17		70	67,550
3.55%, 3/01/22		24	19,116
4.55%, 11/14/24		6	4,800

			236,176
Oil, Gas & Consumable Fuels — 1.0%
Devon Energy Corp., 3.25%, 5/15/22		30	28,871
Kinder Morgan Energy Partners LP, 4.25%, 9/01/24		20	17,860
Kinder Morgan, Inc.:
2.00%, 12/01/17		60	58,754
3.05%, 12/01/19		60	58,161
Phillips 66, 2.95%, 5/01/17		125	127,823

			291,469
Pharmaceuticals — 2.3%
AbbVie, Inc.:
1.80%, 5/14/18		90	90,072
2.50%, 5/14/20		35	34,607
Actavis Funding SCS, 1.30%, 6/15/17		90	89,201
AstraZeneca PLC, 0.88%, 11/24/21	EUR	100	110,373
Forest Laboratories LLC, 5.00%, 12/15/21 (c)	USD	30	32,423
Novartis Finance SA, 0.75%, 11/09/21	EUR	100	110,854
Roche Holdings, Inc., 2.88%, 9/29/21 (c)	USD	200	204,684

			672,214

BLACKROCK FUNDS	OCTOBER 31, 2015	39

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.45%, 9/15/21	USD	40	$40,342
AvalonBay Communities, Inc.:
4.20%, 12/15/23		20	20,953
3.45%, 6/01/25		20	19,920
Hammerson PLC, 2.75%, 9/26/19	EUR	100	117,206
HCP, Inc., 3.88%, 8/15/24	USD	18	17,562
Host Hotels & Resorts LP, Series E, 4.00%, 6/15/25		25	24,161
Ventas Realty LP, 3.75%, 5/01/24		60	58,897

			299,041
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/01/45		10	9,404
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17 (c)		60	61,669

			71,073
Semiconductors & Semiconductor Equipment — 0.4%
ASML Holding NV, 3.38%, 9/19/23	EUR	100	123,464
Software — 0.7%
Amadeus Finance BV, 0.63%, 12/02/17		100	109,968
SAP SE, 0.27%, 11/20/18 (b)		100	110,240

			220,208
Specialty Retail — 0.4%
Lowe’s Cos., Inc., 3.88%, 9/15/23	USD	60	63,294
QVC, Inc., 4.45%, 2/15/25		49	46,545

			109,839
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc., 0.90%, 5/12/17		125	125,283
Thrifts & Mortgage Finance — 0.4%
Nordea Kredit Realkreditaktieselskab, 2.00%, 10/01/47	DKK	110	14,871
Nykredit Realkredit A/S, 2.00%, 10/01/47		565	75,860
Realkredit Danmark A/S, Series 27S, 2.00%, 10/01/47		180	24,191

			114,922
Tobacco — 0.3%
Reynolds American, Inc.:
2.30%, 6/12/18	USD	30	30,434
4.85%, 9/15/23		60	64,931

			95,365
Wireless Telecommunication Services — 0.4%
Eutelsat SA, 4.13%, 3/27/17	EUR	50	57,833
Vodafone Group PLC, 1.63%, 3/20/17	USD	60	59,993

			117,826
Total Corporate Bonds — 27.6%			8,083,385

Foreign Agency Obligations
Brazil — 0.4%
Petrobras Global Finance BV:
3.88%, 1/27/16		60	59,850
3.25%, 3/17/17		60	57,180

			117,030

Foreign Agency Obligations		Par (000)	Value
Luxembourg — 1.1%
Gazprom OAO Via Gaz Capital SA:
4.30%, 11/12/15	USD	200	$200,002
5.14%, 3/22/17	EUR	105	118,569

			318,571
Total Foreign Agency Obligations — 1.5%			435,601

Foreign Government Obligations
Brazil — 0.4%
Federal Republic of Brazil, 2.88%, 4/01/21		100	100,893
Canada — 0.1%
Province of Ontario Canada, 2.90%, 12/02/46	CAD	50	34,986
Cyprus — 0.3%
Cyprus Government International Bond:
4.75%, 6/25/19		25	29,656
3.88%, 5/06/22	EUR	40	45,327

			74,983
Germany — 0.3%
Bundesschatzanweisungen, 0.00%, 6/16/17 (d)		75	82,887
Greece — 1.0%
Hellenic Republic:
4.75%, 4/17/19		18	18,094
2.00%, 2/24/23 (e)		16	13,247
2.00%, 2/24/24 (e)		17	13,208
2.00%, 2/24/25 (e)		17	13,623
2.00%, 2/24/26 (e)		18	14,052
2.00%, 2/24/27 (e)		19	14,024
2.00%, 2/24/28 (e)		19	14,102
2.00%, 2/24/29 (e)		20	14,072
2.00%, 2/24/30 (e)		20	14,182
2.00%, 2/24/31 (e)		20	14,058
2.00%, 2/24/32 (e)		20	13,995
2.00%, 2/24/33 (e)		21	13,909
2.00%, 2/24/34 (e)		21	13,938
2.00%, 2/24/35 (e)		21	13,934
2.00%, 2/24/36 (e)		21	13,869
2.00%, 2/24/37 (e)		21	13,729
2.00%, 2/24/38 (e)		21	13,754
2.00%, 2/24/39 (e)		21	13,772
2.00%, 2/24/40 (e)		21	13,892
2.00%, 2/24/41 (e)		21	13,778
2.00%, 2/24/42 (e)		21	13,780

			295,012
Indonesia — 1.1%
Republic of Indonesia:
2.88%, 7/08/21		200	218,550
3.38%, 7/30/25		100	105,561

			324,111
Italy — 1.1%
Italy Buoni Poliennali Del Tesoro:
1.15%, 5/15/17		120	134,155
1.05%, 12/01/19		85	95,857

40	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Foreign Government Obligations		Par (000)	Value
Italy (continued)
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond, 2.15%, 11/12/17	EUR	90	$103,562

			333,574
Luxembourg — 0.0%
European Stability Mechanism, 1.00%, 9/23/25		11	12,372
Portugal — 4.5%
Portugal Obrigacoes do Tesouro OT:
4.35%, 10/16/17		100	118,533
3.85%, 4/15/21		33	40,920
2.88%, 10/15/25		4	4,532
3.88%, 2/15/30		314	376,422
4.10%, 2/15/45		645	776,238

			1,316,645
Slovenia — 0.9%
Republic of Slovenia, 5.85%, 5/10/23	USD	200	231,250
Slovenia Government Bonds, 2.13%, 7/28/25	EUR	21	24,285

			255,535
South Africa — 0.9%
South Africa Government Bonds, 8.25%, 3/31/32	ZAR	4,000	275,187
Spain — 4.7%
Kingdom of Spain:
5.50%, 7/30/17	EUR	105	126,442
2.15%, 10/31/25		486	557,189
5.15%, 10/31/44		419	675,280
Kingdom of Spain Inflation Linked Bond, 1.80%, 11/30/24		20	24,366

			1,383,277
Turkey — 1.2%
Republic of Turkey, 7.50%, 7/14/17	USD	320	346,736
United Kingdom — 0.4%
United Kingdom Gilt Inflation Linked Bond, 2.50%, 7/26/16	GBP	20	100,312
Total Foreign Government Obligations — 16.9%			4,936,510

Investment Companies		Shares	Value
db x-trackers MSCI Philippines IM TRN Index UCITS ETF DR (a)		224,733	$432,365
ETFS 1X Daily Short Wti Crude Oil (a)(f)		5,200	433,706
Lyxor ETF FTSE Athex 20 (a)		270,000	302,844
Lyxor ETF MSCI India (a)		27,376	420,553
Vanguard REIT ETF		3,818	305,020
Total Investment Companies — 6.5%			1,894,488
U.S. Treasury Obligations		Par (000)
U.S. Treasury Inflation Indexed Notes:
0.25%, 1/15/25	USD	1,610	1,546,776
0.38%, 7/15/25		1,608	1,568,293
Total U.S. Treasury Obligations — 10.7%			3,115,069
Total Long-Term Investments (Cost — $19,954,122) — 65.2%			19,063,859

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (f)(g)(h)		8,003,820	8,003,820
Total Short-Term Securities (Cost — $8,003,820) — 27.4%			8,003,820

Options Purchased
(Cost — $463,836) — 1.0%			299,306
Total Investments Before Options Written (Cost — $28,421,778*) — 93.6%			27,366,985

Options Written
(Premiums Received — $ 272,722) — (0.5)%			(165,649)
Total Investments Net of Options Written (Cost — $28,149,056) — 93.1%			27,201,336
Other Assets Less Liabilities — 6.9%			2,029,802

Net Assets — 100.0%			$29,231,138

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$28,333,470

Gross unrealized appreciation	$145,273
Gross unrealized depreciation	(1,111,758)

Net unrealized depreciation	$(966,485)

(a)	Non-income producing security.

(b)	Variable rate security. Rate shown is as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of period end.

(f)	All or a portion of security is held by a wholly owned subsidiary.

BLACKROCK FUNDS	OCTOBER 31, 2015	41

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

(g)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,688,635	(684,815)	8,003,820	$1,804

(h)	Represents the current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(10)	Hang Seng China Enterprises Index[1]	November 2015	USD	672,658	$17,591
30	SGX FTSE China A50 Index[1]	November 2015	USD	300,225	(2,976)
(189)	BIST National-30 Index[1]	December 2015	USD	650,064	(1,354)
(1)	Canadian Government Bonds (10 Year)	December 2015	USD	107,449	786
(1)	DAX Index[1]	December 2015	USD	297,442	(21,417)
(13)	E-Mini S&P 500[1]	December 2015	USD	1,347,905	(90,298)
6	E-mini S&P Consumer Discretionary Select Sector Index[1]	December 2015	USD	487,680	43,350
(9)	E-mini S&P Industrial Select Sector Index[1]	December 2015	USD	487,080	(47,708)
8	Euro STOXX 50 Index[1]	December 2015	USD	299,369	20,571
(17)	Euro STOXX 600 Automobiles & Parts Index[1]	December 2015	USD	510,348	(57,772)
(16)	Euro STOXX 600 Industrial Goods & Services Index[1]	December 2015	USD	379,863	(20,447)
7	Euro STOXX 600 Personal & Household Goods Index[1]	December 2015	USD	304,284	26,272
42	Euro STOXX 600 Real Estate Index[1]	December 2015	USD	451,923	21,168
54	Euro STOXX Banks Index[1]	December 2015	USD	407,354	6,302
6	Euro STOXX Healthcare Index[1]	December 2015	USD	262,860	17,968
21	Euro STOXX Large 200 Index[1]	December 2015	USD	442,802	18,577
(31)	Euro STOXX Small 200 Index[1]	December 2015	USD	445,204	(21,467)
(2)	Euro-Bobl	December 2015	USD	284,633	(1,959)
(4)	Euro-Bund	December 2015	USD	691,504	(13,903)
(6)	Euro-Schatz	December 2015	USD	735,534	(1,193)
(17)	FTSE 250 Index[1]	December 2015	USD	892,717	(3,232)
1	Long Gilt British	December 2015	USD	181,522	(525)
3	TOPIX Index[1]	December 2015	USD	387,462	19,381
(11)	U.S. Treasury Notes (10 Year)	December 2015	USD	1,404,563	(3,368)
8	U.S. Treasury Notes (2 Year)	December 2015	USD	1,749,250	(887)
7	U.S. Treasury Notes (5 Year)	December 2015	USD	838,414	(1,337)
1	U.S. Ultra Treasury Bonds	December 2015	USD	159,750	287
(9)	Three Month Sterling	December 2016	USD	1,717,989	(5,521)
Total					$(103,111)

[1]	All or a portion of security is held by a wholly owned subsidiary.

42	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,000	USD	11,169	Royal Bank of Scotland PLC	11/04/15	$(171)
USD	144,971	AUD	198,000	HSBC Bank PLC	11/04/15	3,814
USD	35,890	CAD	47,000	Royal Bank of Scotland PLC	11/04/15	(52)
USD	11,071	EUR	10,000	Morgan Stanley & Co. International PLC	11/04/15	74
USD	29,127	EUR	25,465	UBS AG	11/04/15	1,122
USD	5,326,581	EUR	4,754,000	UBS AG	11/04/15	98,519
USD	503,793	GBP	332,000	Goldman Sachs International	11/04/15	(8,000)
AUD	20,000	USD	13,958	Deutsche Bank AG	11/13/15	294
AUD	20,000	USD	14,356	JPMorgan Chase Bank N.A.	11/13/15	(105)
AUD	28,000	USD	19,993	JPMorgan Chase Bank N.A.	11/13/15	(41)
AUD	10,000	USD	6,998	JPMorgan Chase Bank N.A.	11/13/15	128
AUD	20,000	USD	14,630	UBS AG	11/13/15	(378)
AUD	20,000	USD	14,617	UBS AG	11/13/15	(365)
AUD	2,000	USD	1,396	UBS AG	11/13/15	30
BRL	25,000	USD	6,389	Deutsche Bank AG	11/13/15	62
BRL	25,000	USD	6,326	JPMorgan Chase Bank N.A.	11/13/15	125
EUR	45,000	USD	50,669	BNP Paribas S.A.	11/13/15	(1,176)
EUR	32,500	USD	36,393	Goldman Sachs International	11/13/15	(648)
EUR	60,000	USD	66,074	Goldman Sachs International	11/13/15	(95)
EUR	100,000	USD	113,144	JPMorgan Chase Bank N.A.	11/13/15	(3,160)
GBP	60,000	USD	92,611	Barclays Bank PLC	11/13/15	(123)
GBP	20,000	USD	30,685	Barclays Bank PLC	11/13/15	144
GBP	40,000	USD	61,370	Barclays Bank PLC	11/13/15	289
GBP	40,000	USD	61,935	JPMorgan Chase Bank N.A.	11/13/15	(277)
GBP	80,000	USD	123,507	UBS AG	11/13/15	(190)
HUF	12,750,000	USD	45,162	BNP Paribas S.A.	11/13/15	(52)
IDR	162,500,000	USD	11,724	Deutsche Bank AG	11/13/15	99
IDR	153,000,000	USD	11,023	HSBC Bank PLC	11/13/15	109
INR	765,000	USD	11,822	Deutsche Bank AG	11/13/15	(145)
INR	720,000	USD	11,118	Goldman Sachs International	11/13/15	(128)
INR	925,000	USD	14,218	HSBC Bank PLC	11/13/15	(98)
INR	610,000	USD	9,377	HSBC Bank PLC	11/13/15	(66)
INR	565,000	USD	8,682	UBS AG	11/13/15	(57)
JPY	5,365,000	USD	44,551	Deutsche Bank AG	11/13/15	(85)
MXN	80,485	USD	4,726	BNP Paribas S.A.	11/13/15	142
MXN	250,000	USD	15,164	Deutsche Bank AG	11/13/15	(45)
MXN	219,515	USD	12,884	Deutsche Bank AG	11/13/15	391
MXN	420,000	USD	25,528	JPMorgan Chase Bank N.A.	11/13/15	(128)
MXN	400,000	USD	24,307	JPMorgan Chase Bank N.A.	11/13/15	(116)
MXN	180,000	USD	10,938	JPMorgan Chase Bank N.A.	11/13/15	(52)
MXN	250,000	USD	15,150	JPMorgan Chase Bank N.A.	11/13/15	(31)
MXN	500,000	USD	30,172	JPMorgan Chase Bank N.A.	11/13/15	67
NOK	200,000	USD	24,039	BNP Paribas S.A.	11/13/15	(506)
NOK	457,000	USD	55,324	Deutsche Bank AG	11/13/15	(1,551)
TRY	20,000	USD	6,662	HSBC Bank PLC	11/13/15	169
TRY	20,000	USD	6,651	HSBC Bank PLC	11/13/15	181
USD	88,586	AUD	120,000	Westpac Banking Corp.	11/13/15	3,076

BLACKROCK FUNDS	OCTOBER 31, 2015	43

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,931	BRL	25,000	BNP Paribas S.A.	11/13/15	$480
USD	6,976	BRL	25,000	Deutsche Bank AG	11/13/15	525
USD	33,901	EUR	30,000	Barclays Bank PLC	11/13/15	905
USD	56,501	EUR	50,000	Barclays Bank PLC	11/13/15	1,509
USD	91,111	EUR	80,000	Barclays Bank PLC	11/13/15	3,124
USD	11,137	EUR	10,000	BNP Paribas S.A.	11/13/15	139
USD	11,018	EUR	10,000	Goldman Sachs International	11/13/15	22
USD	5,522	EUR	5,000	Goldman Sachs International	11/13/15	23
USD	56,642	EUR	50,000	JPMorgan Chase Bank N.A.	11/13/15	1,650
USD	60,381	EUR	55,000	UBS AG	11/13/15	(111)
USD	49,402	EUR	45,000	UBS AG	11/13/15	(91)
USD	112,460	EUR	100,000	UBS AG	11/13/15	2,476
USD	61,760	GBP	40,000	Goldman Sachs International	11/13/15	96
USD	123,777	GBP	80,000	JPMorgan Chase Bank N.A.	11/13/15	460
USD	45,607	HUF	12,750,000	BNP Paribas S.A.	11/13/15	497
USD	43,353	JPY	5,365,000	UBS AG	11/13/15	(1,113)
USD	41,408	JPY	5,000,000	UBS AG	11/13/15	(32)
USD	38,284	NOK	328,500	Goldman Sachs International	11/13/15	(369)
USD	7,003	TRY	20,000	BNP Paribas S.A.	11/13/15	171
USD	7,014	TRY	20,000	Deutsche Bank AG	11/13/15	182
USD	36,290	ZAR	500,000	Bank of America N.A.	11/13/15	247
USD	29,709	ZAR	400,000	Goldman Sachs International	11/13/15	875
USD	28,051	ZAR	395,000	JPMorgan Chase Bank N.A.	11/13/15	(423)
USD	29,648	ZAR	400,000	JPMorgan Chase Bank N.A.	11/13/15	814
ZAR	200,000	USD	15,138	Bank of America N.A.	11/13/15	(721)
ZAR	500,000	USD	35,342	Bank of America N.A.	11/13/15	701
ZAR	400,000	USD	30,163	Barclays Bank PLC	11/13/15	(1,328)
ZAR	200,000	USD	15,149	Goldman Sachs International	11/13/15	(732)
ZAR	800,000	USD	61,293	JPMorgan Chase Bank N.A.	11/13/15	(3,625)
ZAR	400,000	USD	29,658	JPMorgan Chase Bank N.A.	11/13/15	(824)
ZAR	400,000	USD	29,001	JPMorgan Chase Bank N.A.	11/13/15	(167)
CAD	270,000	USD	203,167	JPMorgan Chase Bank N.A.	11/20/15	3,291
EUR	155,000	CHF	167,648	JPMorgan Chase Bank N.A.	11/20/15	774
EUR	155,000	JPY	20,924,860	JPMorgan Chase Bank N.A.	11/20/15	(2,947)
EUR	125,000	RON	556,147	JPMorgan Chase Bank N.A.	11/20/15	(374)
EUR	400,000	RON	1,785,742	JPMorgan Chase Bank N.A.	11/20/15	2,701
EUR	503,283	USD	575,000	JPMorgan Chase Bank N.A.	11/20/15	(21,421)
EUR	230,722	USD	262,000	JPMorgan Chase Bank N.A.	11/20/15	(8,221)
GBP	400,000	EUR	542,244	Goldman Sachs International	11/20/15	20,126
INR	7,263,850	USD	110,000	Barclays Bank PLC	11/20/15	737
INR	14,856,750	USD	225,000	Goldman Sachs International	11/20/15	1,491
INR	6,535,000	USD	100,000	JPMorgan Chase Bank N.A.	11/20/15	(374)
INR	7,594,600	USD	115,000	JPMorgan Chase Bank N.A.	11/20/15	780
INR	2,941,650	USD	45,000	Standard Chartered Bank	11/20/15	(155)
INR	9,490,250	USD	145,000	UBS AG	11/20/15	(321)
JPY	69,711,525	USD	585,000	Barclays Bank PLC	11/20/15	(7,190)
JPY	35,721,900	USD	300,000	JPMorgan Chase Bank N.A.	11/20/15	(3,916)
MXN	10,295,640	USD	600,000	JPMorgan Chase Bank N.A.	11/20/15	22,317

44	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,160,434	USD	140,000	BNP Paribas S.A.	11/20/15	$(3,474)
NOK	1,206,003	USD	145,000	Deutsche Bank AG	11/20/15	(3,113)
NOK	1,162,812	USD	140,000	JPMorgan Chase Bank N.A.	11/20/15	(3,194)
NZD	54,061	USD	35,000	JPMorgan Chase Bank N.A.	11/20/15	1,550
NZD	463,088	USD	300,000	JPMorgan Chase Bank N.A.	11/20/15	13,089
PHP	5,351,525	USD	115,000	Deutsche Bank AG	11/20/15	(832)
PHP	4,386,150	USD	95,000	HSBC Bank PLC	11/20/15	(1,427)
PHP	7,243,150	USD	155,000	HSBC Bank PLC	11/20/15	(477)
PHP	4,389,000	USD	95,000	Morgan Stanley & Co. International PLC	11/20/15	(1,367)
PHP	7,223,775	USD	155,000	Morgan Stanley & Co. International PLC	11/20/15	(890)
PHP	7,229,975	USD	155,000	Morgan Stanley & Co. International PLC	11/20/15	(758)
PHP	4,610,000	USD	100,000	Standard Chartered Bank	11/20/15	(1,652)
PLN	1,125,906	EUR	265,000	Goldman Sachs International	11/20/15	(327)
PLN	1,147,568	EUR	270,000	JPMorgan Chase Bank N.A.	11/20/15	224
SEK	3,926,365	EUR	410,000	Goldman Sachs International	11/20/15	8,806
SGD	207,017	USD	145,000	Barclays Bank PLC	11/20/15	2,669
SGD	523,875	USD	375,000	JPMorgan Chase Bank N.A.	11/20/15	(1,310)
SGD	524,471	USD	375,000	JPMorgan Chase Bank N.A.	11/20/15	(885)
SGD	207,346	USD	145,000	JPMorgan Chase Bank N.A.	11/20/15	2,904
SGD	546,315	USD	385,000	JPMorgan Chase Bank N.A.	11/20/15	4,697
SGD	276,734	USD	195,000	Morgan Stanley & Co. International PLC	11/20/15	2,400
TRY	465,371	USD	155,000	JPMorgan Chase Bank N.A.	11/20/15	3,641
TRY	437,018	USD	145,000	JPMorgan Chase Bank N.A.	11/20/15	3,976
TRY	453,237	USD	150,000	JPMorgan Chase Bank N.A.	11/20/15	4,504
TWD	3,853,200	USD	120,000	Bank of America N.A.	11/20/15	(1,303)
TWD	1,095,553	USD	33,684	Citibank N.A.	11/20/15	65
TWD	2,417,250	USD	75,000	Credit Suisse International	11/20/15	(537)
TWD	2,416,875	USD	75,000	Goldman Sachs International	11/20/15	(549)
TWD	5,642,000	USD	175,000	HSBC Bank PLC	11/20/15	(1,199)
TWD	3,614,440	USD	111,316	HSBC Bank PLC	11/20/15	26
TWD	4,667,550	USD	145,000	JPMorgan Chase Bank N.A.	11/20/15	(1,217)
TWD	1,300,000	USD	40,000	Standard Chartered Bank	11/20/15	46
TWD	4,070,625	USD	125,000	Standard Chartered Bank	11/20/15	395
USD	285,000	BRL	1,147,769	Barclays Bank PLC	11/20/15	(10,462)
USD	145,000	BRL	588,265	Morgan Stanley & Co. International PLC	11/20/15	(6,433)
USD	300,000	CAD	396,502	JPMorgan Chase Bank N.A.	11/20/15	(3,189)
USD	150,000	CAD	197,874	JPMorgan Chase Bank N.A.	11/20/15	(1,307)
USD	70,000	CAD	93,176	JPMorgan Chase Bank N.A.	11/20/15	(1,248)
USD	155,000	CHF	150,245	Barclays Bank PLC	11/20/15	2,902
USD	268,000	CHF	259,778	Barclays Bank PLC	11/20/15	5,018
USD	95,000	CHF	91,703	JPMorgan Chase Bank N.A.	11/20/15	2,166
USD	157,000	CHF	151,886	JPMorgan Chase Bank N.A.	11/20/15	3,241
USD	195,000	CHF	188,302	JPMorgan Chase Bank N.A.	11/20/15	4,376
USD	155,000	CNY	1,006,415	Goldman Sachs International	11/20/15	(4,115)
USD	140,000	CNY	907,900	JPMorgan Chase Bank N.A.	11/20/15	(3,540)
USD	155,000	CNY	1,004,090	Standard Chartered Bank	11/20/15	(3,748)
USD	580,000	EUR	519,299	JPMorgan Chase Bank N.A.	11/20/15	8,804
USD	3,250,000	EUR	2,806,253	JPMorgan Chase Bank N.A.	11/20/15	163,298

BLACKROCK FUNDS	OCTOBER 31, 2015	45

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,000,000	GBP	1,270,833	JPMorgan Chase Bank N.A.	11/20/15	$41,137
USD	30,000	INR	1,953,900	Citibank N.A.	11/20/15	213
USD	150,000	INR	9,780,000	HSBC Bank PLC	11/20/15	904
USD	70,000	INR	4,559,450	Morgan Stanley & Co. International PLC	11/20/15	491
USD	40,000	INR	2,606,600	UBS AG	11/20/15	262
USD	145,000	JPY	17,442,202	JPMorgan Chase Bank N.A.	11/20/15	429
USD	290,000	JPY	34,884,404	JPMorgan Chase Bank N.A.	11/20/15	858
USD	160,000	KRW	186,360,000	Deutsche Bank AG	11/20/15	(3,351)
USD	63,000	KRW	75,083,400	JPMorgan Chase Bank N.A.	11/20/15	(2,813)
USD	450,000	KRW	537,615,000	UBS AG	11/20/15	(21,239)
USD	140,000	KRW	163,156,000	Westpac Banking Corp.	11/20/15	(3,012)
USD	600,000	MXN	10,165,950	JPMorgan Chase Bank N.A.	11/20/15	(14,478)
USD	40,000	MYR	166,600	BNP Paribas S.A.	11/20/15	1,281
USD	45,000	MYR	187,313	JPMorgan Chase Bank N.A.	11/20/15	1,468
USD	5,000	MYR	20,800	Morgan Stanley & Co. International PLC	11/20/15	166
USD	30,000	MYR	127,650	Morgan Stanley & Co. International PLC	11/20/15	333
USD	25,000	MYR	106,413	Société Générale	11/20/15	269
USD	30,000	MYR	126,945	Standard Chartered Bank	11/20/15	497
USD	30,000	MYR	124,590	Standard Chartered Bank	11/20/15	1,045
USD	40,000	MYR	166,560	Standard Chartered Bank	11/20/15	1,291
USD	45,000	MYR	187,875	UBS AG	11/20/15	1,337
USD	425,000	NOK	3,466,091	JPMorgan Chase Bank N.A.	11/20/15	17,212
USD	170,000	NZD	254,655	JPMorgan Chase Bank N.A.	11/20/15	(2,169)
USD	165,000	NZD	247,039	JPMorgan Chase Bank N.A.	11/20/15	(2,021)
USD	140,000	RUB	9,744,000	Citibank N.A.	11/20/15	(11,676)
USD	140,000	RUB	9,585,800	Credit Suisse International	11/20/15	(9,214)
USD	145,000	RUB	10,152,523	JPMorgan Chase Bank N.A.	11/20/15	(13,035)
USD	1,320,000	SGD	1,866,689	JPMorgan Chase Bank N.A.	11/20/15	(11,544)
USD	300,000	SGD	418,380	JPMorgan Chase Bank N.A.	11/20/15	1,562
USD	450,000	TRY	1,352,833	JPMorgan Chase Bank N.A.	11/20/15	(11,169)
USD	150,000	TWD	4,904,250	Bank of America N.A.	11/20/15	(1,075)
USD	150,000	TWD	4,899,750	Goldman Sachs International	11/20/15	(936)
USD	150,000	TWD	4,890,900	HSBC Bank PLC	11/20/15	(663)
USD	150,000	TWD	4,902,000	JPMorgan Chase Bank N.A.	11/20/15	(1,005)
USD	155,000	TWD	5,002,625	Morgan Stanley & Co. International PLC	11/20/15	895
USD	145,000	TWD	4,678,425	UBS AG	11/20/15	882
USD	75,000	ZAR	1,003,658	Barclays Bank PLC	11/20/15	2,738
USD	75,000	ZAR	1,003,328	Barclays Bank PLC	11/20/15	2,762
USD	35,000	ZAR	472,483	Deutsche Bank AG	11/20/15	982
USD	30,000	ZAR	414,571	JPMorgan Chase Bank N.A.	11/20/15	152
USD	20,000	ZAR	274,805	JPMorgan Chase Bank N.A.	11/20/15	215
USD	20,000	ZAR	272,463	JPMorgan Chase Bank N.A.	11/20/15	383
USD	40,000	ZAR	541,002	JPMorgan Chase Bank N.A.	11/20/15	1,049
USD	144,403	ZAR	1,928,061	JPMorgan Chase Bank N.A.	11/20/15	5,586
ZAR	2,001,536	USD	150,000	JPMorgan Chase Bank N.A.	11/20/15	(5,893)
USD	138,287	AUD	195,000	Standard Chartered Bank	12/03/15	(523)
USD	35,660	CAD	47,000	UBS AG	12/03/15	(276)
USD	122,415	DKK	810,054	JPMorgan Chase Bank N.A.	12/03/15	2,876

46	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,167,030	EUR	4,673,000	Credit Suisse International	12/03/15	$25,922
USD	4,402	EUR	4,000	Royal Bank of Canada	12/03/15	1
USD	509,662	GBP	332,000	Morgan Stanley & Co. International PLC	12/03/15	(2,054)
CNH	4,588,920	USD	720,000	Goldman Sachs International	7/08/16	(7,511)
USD	720,000	CNH	4,598,280	JPMorgan Chase Bank N.A.	7/08/16	6,058
Total						$279,495

Exchange-Traded Options Purchased

Description[1]	Put/ Call	Expiration Date	Strike Price		Contracts	Value
EURO STOXX Utilities (Price) Index	Call	12/18/15	EUR	300.00	36	$594
FTSE 100 Index	Call	12/18/15	GBP	7,000.00	9	69
FTSE MIB Index	Call	12/18/15	EUR	22,000.00	15	38,639
S&P 500 Index	Call	12/19/15	USD	2,050.00	6	34,590
MSCI Emerging Markets	Call	12/21/15	USD	900.00	34	16,490
Hang Seng China Enterprises Index	Call	12/30/15	HKD	10,600.00	24	55,583
S&P 500 Index	Call	12/31/15	USD	2,200.00	30	9,150
CBOE Volatility Index	Call	1/20/16	USD	22.00	170	30,600
EURO STOXX 50 Index	Call	12/15/17	EUR	4,000.00	11	15,084
EURO STOXX 50 Index	Put	12/18/15	EUR	3,300.00	16	10,310
S&P 500 Index	Put	12/19/15	USD	2,000.00	9	19,305
Total						$230,414

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Options Purchased
Description[1]	Put/ Call	Counterparty	Expiration Date	Strike Price(s)	Notional Amount (000)		Contracts	Value
MS European Momentum		Morgan Stanley & Co.
Short Basket	Call	International PLC	12/18/15	EUR 102.65		—	14,339	$10,091
SPDR Gold Shares	Call	Citibank N.A.	12/18/15	USD 112.00		—	11,000	13,585
USD Currency	Call	Bank of America N.A.	3/09/16	CNH 6.60	USD	315	—	2,392
USD Currency	Call	HSBC Bank PLC	3/09/16	CNH 6.60	USD	265	—	2,012
USD Currency	Put	Bank of America N.A.	11/20/15	AUD 0.76	USD	3,000	—	210
WOP:SPX/CMS[2]	Put	Société Générale	12/18/15	USD 2,053.40/2.41	USD	400	—	94
WOP:SPX/CMS[2]	Put	Société Générale	12/19/15	USD 2,110.30/2.40	USD	700	—	436
WOP:SPX/CMS[2]	Put	Société Générale	12/19/15	USD 2,107.78/2.42	USD	700	—	366
WOP:SPX/CMS[2]	Put	Bank of America N.A.	3/18/16	USD 2,050/2.34	USD	1,200	—	2,250
Total								$31,436

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	Composed of two or more options. Only the worst performing (least performing) option can be exercised at expiration.

OTC Interest Rate Swaptions Purchased
Description[1]	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
3-Year Interest Rate Swap	Goldman Sachs International	Put	1.10%	Pay	3-month LIBOR	12/21/15	USD	5,250	$21,611
3-Year Interest Rate Swap	Goldman Sachs International	Put	1.18%	Pay	6-month LIBOR	12/21/15	GBP	3,400	15,845
Total									$37,456

[1]	All or a portion of security is held by a wholly owned subsidiary.

BLACKROCK FUNDS	OCTOBER 31, 2015	47

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Exchange-Traded Options Written

Description[1]	Put/ Call	Expiration Date	Strike Price		Contracts	Value
FTSE MIB Index	Call	12/18/15	EUR	24,000.00	15	$(5,113)
MSCI Emerging Markets	Call	12/21/15	USD	1,000.00	34	(1,020)
Hang Seng China Enterprises Index	Call	12/30/15	HKD	9,800.00	12	(66,962)
CBOE Volatility Index	Call	1/20/16	USD	30.00	340	(27,200)
EURO STOXX 50 Index	Put	12/18/15	EUR	3,150.00	32	(9,642)
EURO STOXX Utilities (Price) Index	Put	12/18/15	EUR	265.00	36	(10,293)
FTSE 100 Index	Put	12/18/15	GBP	6,000.00	9	(6,452)
FTSE MIB Index	Put	12/18/15	EUR	20,000.00	15	(4,907)
S&P 500 Index	Put	12/19/15	USD	1,850.00	9	(5,220)
Total						$(136,809)

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Options Written
Description[1]	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
SPDR Gold Shares	Call	Citibank N.A.	12/18/15	USD	106.00		—	5,500	$(24,062)
USD Currency	Call	Bank of America N.A.	3/09/16	CNH	7.00	USD	315	—	(897)
USD Currency	Call	HSBC Bank PLC	3/09/16	CNH	7.00	USD	265	—	(755)
Total									$(25,714)

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Interest Rate Swaptions Written
Description[1]	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
3-Year Interest Rate Swap	Goldman Sachs International	Put	1.50%	Receive	3-month LIBOR	12/21/15	USD	5,250	$(2,277)
3-Year Interest Rate Swap	Goldman Sachs International	Put	1.58%	Receive	6-month LIBOR	12/21/15	GBP	3,400	(849)
Total									$(3,126)

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Federal of Malaysia	1.00%	HSBC Bank PLC	12/20/20	USD	50	$2,324	$2,813	$(489)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Glencore International AG	1.00%	Barclays Bank PLC	9/20/20	BBB	EUR	30,000	$(7,166)	$(2,836)	$(4,330)
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BBB-	USD	50,000	(2,781)	(3,671)	890
Total							$(9,947)	$(6,507)	$(3,440)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

48	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
1.89%[1]	6-Month BUBOR	Citibank N.A.	6/26/18	HUF	17,100	$(814)	—	$(814)
1.91%[1]	6-Month BUBOR	Citibank N.A.	6/26/18	HUF	17,100	(843)	—	(843)
1.86%[1]	6-Month BUBOR	Citibank N.A.	7/27/18	HUF	4,070	(176)	—	(176)
1.83%[1]	6-Month BUBOR	Goldman Sachs International	7/27/18	HUF	19,240	(786)	—	(786)
Total						$(2,619)	—	$(2,619)

[1]	Fund pays the fixed rate and receives the floating rate.

OTC Total Return Swaps

Reference Entity[1]	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount/ Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
MLBX WUDC Total Return Index	3-month T-Bill Auction Average Discount[2]	Bank of America N.A.	11/18/15	185	[3]	$(8,655)	—	$(8,655)
MLBX WUDC Total Return Index	3-month T-Bill Auction Average Discount[2]	Bank of America N.A.	11/18/15	185	[3]	(13,221)	—	(13,221)
Long Gilt Futures November 2015	GBP 35,269,410[4]	Bank of America N.A.	11/25/15	3	[3]	(857)	—	(857)
U.S. Treasury Notes (10 Year) Future November 2015	USD 459,418,320[4]	Bank of America N.A.	11/25/15	36	[3]	(2,567)	—	(2,567)
U.S. Ultra Treasury Bonds Future November 2015	USD 47,101,500[4]	Bank of America N.A.	11/25/15	3	[3]	8,235	—	8,235
U.S. Ultra Treasury Bonds Future November 2015	USD 47,401,620[4]	Bank of America N.A.	11/25/15	3	[3]	5,234	—	5,234
U.S. Ultra Treasury Bonds Future November 2015	USD 47,504,790[4]	Bank of America N.A.	11/25/15	3	[3]	4,202	—	4,202
U.S. Ultra Treasury Bonds Future November 2015	USD 32,095,040[4]	Bank of America N.A.	11/25/15	2	[3]	(1,450)	—	(1,450)
JPEBEUOB Performance Shell Index	3-month LIBOR plus 0.39%[2]	JPMorgan Chase Bank N.A.	2/01/16	7,200	[3]	11,901	—	11,901
JPEBRUOB Index	3-month LIBOR plus 0.43%[2]	JPMorgan Chase Bank N.A.	2/01/16	1,460	[3]	6,273	—	6,273
JPEBRUOB Index	3-month LIBOR plus 0.43%[2]	JPMorgan Chase Bank N.A.	2/01/16	1,194	[3]	137	—	137
Merrill Lynch Commodity Volatility Carry Index	3-month T-Bill Auction Average Discount[2]	Bank of America N.A.	3/16/16	1,370	[3]	(5,023)	—	(5,023)
Merrill Lynch Commodity Volatility Carry Index	3-month T-Bill Auction Average Discount[2]	Bank of America N.A.	3/16/16	1,370	[3]	(6,239)	—	(6,239)
Dow Jones U.S. Select Home Builders Total Return Index	3-month LIBOR plus 0.50%[5]	Bank of America N.A.	3/23/16	80	[3]	1,052	—	1,052
Dow Jones U.S. Select Home Builders Total Return Index	3-month LIBOR plus 0.55%[5]	Bank of America N.A.	3/23/16	19	[3]	245	—	245
Dow Jones U.S. Select Home Builders Total Return Index	3-month LIBOR plus 0.35%[5]	Bank of America N.A.	3/23/16	19	[3]	(3,145)	—	(3,145)

BLACKROCK FUNDS	OCTOBER 31, 2015	49

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Reference Entity[1]	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount/ Notional Amount (000)			Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Goldman Sachs Volatility Carry Basket Index	USD 200,000[4]	Goldman Sachs International	4/07/16	USD	200		$(9,051)	—	$(9,051)
Goldman Sachs Volatility Carry Basket Index	USD 200,000[4]	Goldman Sachs International	4/07/16	USD	200		(9,796)	—	(9,796)
Morgan Stanley VolNet Premium Wave Global Index	0.45%[6]	Morgan Stanley & Co. International PLC	4/15/16		900	[3]	(54,109)	—	(54,109)
Philadelphia Stock Exchange Semiconductor Sector Index	3-month LIBOR plus 0.30%[5]	Bank of America N.A.	5/08/16		427	[3]	3,843	—	3,843
Philadelphia Stock Exchange Semiconductor Sector Index	3-month LIBOR plus 0.30%[5]	Bank of America N.A.	5/08/16		211	[3]	1,899	—	1,899
Philadelphia Stock Exchange Semiconductor Sector Index	3-month LIBOR plus 0.30%[5]	Bank of America N.A.	5/09/16		224	[3]	2,016	—	2,016
Citi DynaVol2x USD HP Performance Index	USD 756,403[4]	Citibank N.A.	6/24/16	USD	756		(71,169)	—	(71,169)
DB V2V Index	USD 900,517[4]	Deutsche Bank AG	7/15/16		650	[3]	16,627	—	16,627
JPM European Periphery Basket	3-month EURIBOR plus 0.35%[2]	JPMorgan Chase Bank N.A.	8/11/16		11,676	[3]	(25,410)	—	(25,410)
Citi Emerging Lifestyle Trends Series 3 Basket Index	6-month LIBOR plus 0.22%[2]	Citibank N.A.	9/02/16		1,025	[3]	135,093	—	135,093
S&P Oil & Gas Exploration & Production Index	3-month LIBOR minus 1.85%[5]	Goldman Sachs International	10/07/16		43	[3]	(20,538)	—	(20,538)
S&P Oil & Gas Exploration & Production Index	3-month LIBOR minus 1.85%[5]	Goldman Sachs International	10/07/16		43	[3]	(23,218)	—	(23,218)
DB Global Industrials Basket Performance Index	3-month LIBOR minus 0.26%[7]	Deutsche Bank AG	10/17/16		580	[3]	(10,815)	—	(10,815)
ML Vortex Alpha Index	USD 580,041[4]	Bank of America N.A.	9/17/18		3,175	[3]	15,165	—	15,165
Total							$(53,341)	—	$(53,341)

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	Fund pays the floating rate and receives the total return of the reference entity. Net payment made at termination.

[3]	Contract amount shown.

[4]	Fund pays the fixed amount and receives the total return of the reference entity. Net payment made at termination.

[5]	Fund pays the floating rate and receives the total return of the reference entity.

[6]	Fund pays the fixed rate and receives the total return of the reference entity. Net payment made at termination.

[7]	Fund pays the total return of the reference entity and receives the floating rate. Net payment made at termination.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

50	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$598,806	—	—	$598,806
Corporate Bonds	—	$8,068,514	$14,871	8,083,385
Foreign Agency Obligations	—	435,601	—	435,601
Foreign Government Obligations	—	4,936,510	—	4,936,510
Investment Companies	1,894,488	—	—	1,894,488
U.S. Treasury Obligations	—	3,115,069	—	3,115,069
Short-Term Securities	8,003,820	—	—	8,003,820
Options Purchased:
Equity Contracts	230,414	23,676	—	254,090
Foreign Currency Exchange Contracts	—	4,614	—	4,614
Interest Rate Contracts	—	37,456	—	37,456
Other Contracts	—	3,146	—	3,146

Total	$10,727,528	$16,624,586	$ 14,871	$27,366,985

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$890	—	$890
Equity contracts	$191,180	194,251	—	385,431
Foreign currency exchange contracts	—	536,001	—	536,001
Interest rate contracts	1,073	17,671	—	18,744
Liabilities:
Credit contracts	—	(4,819)	—	(4,819)
Equity contracts	(403,480)	(284,451)	—	(687,931)
Foreign currency exchange contracts	—	(258,158)	—	(258,158)
Interest rate contracts	(28,693)	(10,619)	—	(39,312)

Total	$(239,920)	$190,766	—	$(49,154)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK FUNDS	OCTOBER 31, 2015	51

Consolidated Schedule of Investments (concluded)	BlackRock Macro Themes Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$18,521
Cash pledged for financial futures contracts	445,480	—	—	$445,480
Foreign currency at value	148,951	—	—	148,951
Cash pledged as collateral for exchange-traded options	510,000	—	—	510,000
Cash held for swaps	550,000	—	—	550,000

Total	$1,672,952	—	—	$1,654,431

During the reporting ended October 31, 2015, there were no transfers between levels.

52	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	235	$16,304
Automobiles — 0.1%
Ford Motor Co.	2,010	29,768
General Motors Co.	644	22,482
Harley-Davidson, Inc.	316	15,626

		67,876
Banks — 0.2%
Bank of America Corp.	2,483	41,665
Citigroup, Inc.	519	27,595
JPMorgan Chase & Co.	709	45,553

		114,813
Beverages — 0.0%
Monster Beverage Corp. (a)	138	18,812
Biotechnology — 0.2%
Alexion Pharmaceuticals, Inc. (a)	32	5,632
Amgen, Inc.	112	17,716
Biogen, Inc. (a)	66	19,174
Celgene Corp. (a)	222	27,242
Gilead Sciences, Inc.	536	57,958
Regeneron Pharmaceuticals, Inc. (a)	10	5,574

		133,296
Capital Markets — 0.2%
Affiliated Managers Group, Inc. (a)	15	2,704
Ameriprise Financial, Inc.	91	10,498
Franklin Resources, Inc.	226	9,212
Goldman Sachs Group, Inc.	456	85,500

		107,914
Chemicals — 0.3%
CF Industries Holdings, Inc.	375	19,039
Dow Chemical Co.	803	41,491
LyondellBasell Industries NV, Class A	733	68,103
Monsanto Co.	110	10,254
Mosaic Co.	326	11,016

		149,903
Communications Equipment — 0.2%
Cisco Systems, Inc.	1,282	36,986
QUALCOMM, Inc.	765	45,456

		82,442
Consumer Finance — 0.0%
American Express Co.	31	2,271

Common Stocks	Shares	Value
Diversified Consumer Services — 0.0%
H&R Block, Inc.	379	$14,122
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B (a)	60	8,161
CME Group, Inc.	330	31,175
Intercontinental Exchange, Inc.	7	1,767
NASDAQ, Inc.	37	2,142

		43,245
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	724	24,261
Verizon Communications, Inc.	647	30,331

		54,592
Electric Utilities — 0.1%
NextEra Energy, Inc.	354	36,342
Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	723	114,321
CVS Health Corp.	259	25,584
Sysco Corp.	950	39,188

		179,093
Food Products — 0.2%
Archer-Daniels-Midland Co.	1,148	52,418
JM Smucker Co.	257	30,169
Kraft Heinz Co.	395	30,798

		113,385
Health Care Equipment & Supplies — 0.0%
Intuitive Surgical, Inc. (a)	10	4,966
Health Care Providers & Services — 0.5%
Aetna, Inc.	237	27,203
AmerisourceBergen Corp.	762	73,541
Anthem, Inc.	234	32,561
Cardinal Health, Inc.	420	34,524
Express Scripts Holding Co. (a)	458	39,562
McKesson Corp.	277	49,528
UnitedHealth Group, Inc.	37	4,358

		261,277
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	672	16,793
Household Durables — 0.1%
DR Horton, Inc.	716	21,079
Lennar Corp., Class A	14	701
PulteGroup, Inc.	308	5,646

		27,426

Portfolio Abbreviations
ASX	Australian Securities Exchange	ILS	Israeli Shekel	RUB	Russian Ruble
AUD	Australian Dollar	INR	Indian Rupee	S&P	Standard & Poor’s
BRL	Brazilian Real	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	KRW	Korean Won	SGD	Singapore Dollar
CBOE	Chicago Board Option Exchange	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
CHF	Swiss Franc	LP	Limited Partnership	SPI	Share Price Index Futures
ETF	Exchange-Traded Fund	MYR	Malaysian Ringgit	TIPS	Treasury Inflation Protected Securities
EUR	Euro	NOK	Norwegian Krone	TOPIX	Tokyo Stock Price Index
FTSE	Financial Times Stock Exchange	NZD	New Zealand Dollar	TWD	Taiwan New Dollar
GBP	British Pound	REIT	Real Estate Investment Trust	USD	U.S. Dollar
HKD	Hong Kong Dollar

BLACKROCK FUNDS	OCTOBER 31, 2015	53

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

Common Stocks	Shares	Value
Household Products — 0.1%
Procter & Gamble Co.	561	$42,849
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc.	51	657
Industrial Conglomerates — 0.1%
General Electric Co.	2,668	77,159
Insurance — 0.5%
ACE Ltd.	114	12,944
Aflac, Inc.	1,785	113,794
American International Group, Inc.	240	15,134
Chubb Corp.	284	36,735
Genworth Financial, Inc., Class A (a)	766	3,585
Lincoln National Corp.	284	15,197
MetLife, Inc.	266	13,401
Torchmark Corp.	903	52,383
XL Group PLC	1,131	43,068

		306,241
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (a)	93	58,209
Netflix Inc. (a)	427	46,278
Priceline Group, Inc. (a)	11	15,997

		120,484
Internet Software & Services — 0.4%
Alphabet, Inc., Class A (a)	127	93,649
Alphabet, Inc., Class C (a)	118	83,876
Facebook, Inc., Class A (a)	538	54,860

		232,385
IT Services — 0.3%
MasterCard, Inc., Class A	463	45,832
Visa, Inc., Class A	1,312	101,785

		147,617
Leisure Products — 0.0%
Hasbro, Inc.	56	4,302
Machinery — 0.1%
PACCAR, Inc.	654	34,433
Pentair PLC	220	12,302

		46,735
Media — 0.1%
Discovery Communications, Inc., Class C (a)	53	1,459
Scripps Networks Interactive, Inc., Class A	168	10,093
Time Warner, Inc.	102	7,685
Twenty-First Century Fox, Inc., Class A	962	29,524
Viacom, Inc., Class B	464	22,880

		71,641
Multiline Retail — 0.0%
Kohl’s Corp.	205	9,455
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	112	4,624
Oil, Gas & Consumable Fuels — 3.9%
Anadarko Petroleum Corp.	206	13,777
Antero Midstream Partners LP	910	21,676
Apache Corp.	46	2,168
Cabot Oil & Gas Corp.	50	1,086
Chevron Corp.	628	57,073
Columbia Pipeline Partners LP	3,490	47,255

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
ConocoPhillips	327	$17,445
Delek Logistics Partners LP	1,770	57,967
Dominion Midstream Partners LP	3,390	111,056
Energy Transfer Equity LP	1,380	29,739
Energy Transfer Partners LP (a)	1,270	56,083
Enterprise Products Partners LP	7,810	215,790
EOG Resources, Inc.	606	52,025
EQT Midstream Partners LP	960	71,078
Exxon Mobil Corp.	1,650	136,521
Genesis Energy LP	2,000	80,620
Kinder Morgan, Inc.	1,850	50,597
Magellan Midstream Partners LP	2,560	163,354
Marathon Oil Corp.	886	16,285
Marathon Petroleum Corp.	134	6,941
MarkWest Energy Partners LP	2,970	129,730
MPLX LP	1,280	49,651
Murphy Oil Corp.	61	1,734
ONEOK Partners LP	1,120	35,650
ONEOK, Inc.	843	28,595
Phillips 66	565	50,313
Phillips 66 Partners LP	570	34,565
Plains All American Pipeline LP	3,270	103,724
QEP Resources, Inc.	98	1,515
Rose Rock Midstream LP	410	11,107
Shell Midstream Partners LP	4,780	163,619
Sunoco Logistics Partners LP	2,870	83,345
Targa Resources Corp.	190	10,859
Targa Resources Partners LP	1,170	35,100
Tesoro Corp.	92	9,838
Tesoro Logistics LP	1,205	67,564
Valero Energy Corp.	335	22,083
Valero Energy Partners LP	830	41,492
Williams Cos., Inc.	200	7,888
Williams Partners LP	2,875	97,175

		2,194,083
Pharmaceuticals — 0.2%
AbbVie, Inc.	382	22,748
Bristol-Myers Squibb Co.	143	9,431
Johnson & Johnson	483	48,797
Merck & Co., Inc.	333	18,202
Pfizer, Inc.	1,072	36,255

		135,433
Real Estate Investment Trusts (REITs) — 4.5%
Alexandria Real Estate Equities, Inc.	399	35,806
Allied Properties Real Estate Investment Trust	1,855	50,900
AvalonBay Communities, Inc.	476	83,219
Boston Properties, Inc.	1,372	172,666
British Land Co. PLC	6,455	86,462
Cambridge Industrial Trust	64,800	28,216
CareTrust REIT, Inc.	2,910	32,941
CubeSmart	1,704	47,405
CyrusOne, Inc.	836	29,494
Derwent London PLC	755	45,091
Empiric Student Property PLC	14,160	23,918
EPR Properties	584	33,177
Equity One, Inc.	1,398	37,159
Equity Residential	1,102	85,207
Essex Property Trust, Inc.	276	60,841
Extra Space Storage, Inc.	776	61,490

54	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Federal Realty Investment Trust	81	$11,623
Federation Centres	39,196	80,970
Fonciere Des Regions	302	28,426
General Growth Properties, Inc.	2,543	73,620
Goodman Group	18,431	79,076
Gramercy Property Trust, Inc.	934	21,183
Great Portland Estates PLC	1,575	21,570
HCP, Inc.	865	32,178
Host Hotels & Resorts, Inc.	1,934	33,516
Japan Rental Housing Investments, Inc.	50	33,448
Japan Senior Living Investment Corp. (a)	17	21,612
Kilroy Realty Corp.	783	51,553
Kimco Realty Corp.	1,478	39,566
Land Securities Group PLC	4,583	94,417
Link REIT	13,500	80,658
Macerich Co.	386	32,710
Merlin Properties Socimi SA	1,920	24,604
National Health Investors, Inc.	517	30,369
Parkway Properties, Inc.	1,705	28,525
Pebblebrook Hotel Trust	949	32,437
Physicians Realty Trust	2,078	33,206
Prologis, Inc.	2,334	99,732
Retail Properties of America, Inc., Class A	3,409	51,033
Rexford Industrial Realty, Inc.	985	14,923
RLJ Lodging Trust	1,131	28,377
Sekisui House Reit, Inc.	17	17,525
Simon Property Group, Inc.	771	155,326
SL Green Realty Corp.	307	36,416
STAG Industrial, Inc.	2,059	42,251
Sunstone Hotel Investors, Inc.	2,991	43,250
Taubman Centers, Inc.	432	33,255
UDR, Inc.	1,187	40,904
Vastned Retail NV	1,103	53,494
Welltower, Inc.	2,042	132,465
Wereldhave NV	591	36,843

		2,585,053
Real Estate Management & Development — 1.1%
Castellum AB	2,573	38,511
Cheung Kong Property Holdings Ltd.	6,500	45,481
First Capital Realty, Inc.	1,640	24,294
Heiwa Real Estate Co. Ltd.	4,000	48,192
Howard Hughes Corp. (a)	115	14,212
Kenedix, Inc.	8,800	31,773
Kennedy Wilson Europe Real Estate PLC	830	15,303
KWG Property Holding Ltd.	44,000	31,727
LEG Immobilien AG	793	63,222
Leopalace21 Corp. (a)	9,300	49,550
Nomura Real Estate Holdings, Inc.	1,700	36,327
Sumitomo Realty & Development Co. Ltd.	3,000	98,785
Sun Hung Kai Properties Ltd.	6,000	80,147
VIB Vermoegen AG	1,034	19,841
Wharf Holdings Ltd.	8,000	47,604

		644,969
Road & Rail — 0.0%
Union Pacific Corp.	203	18,138
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Ltd.	400	49,252
Intel Corp.	353	11,953

		61,205

Common Stocks	Shares	Value
Software — 0.2%
Microsoft Corp.	1,574	$82,855
Specialty Retail — 0.1%
AutoNation, Inc. (a)	386	24,391
CarMax, Inc. (a)	298	17,585
GameStop Corp., Class A (b)	59	2,718
L Brands, Inc.	84	8,062
Staples, Inc.	362	4,702
Tractor Supply Co.	87	8,038

		65,496
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	1,659	198,251
SanDisk Corp.	82	6,314

		204,565
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	369	48,350
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	326	3,299
Tobacco — 0.4%
Altria Group, Inc.	2,484	150,207
Reynolds American, Inc.	1,712	82,724

		232,931
Total Common Stocks — 15.4%		8,785,398

Investment Companies
Equity Funds — 18.9%
Energy Select Sector SPDR Fund	16,576	1,127,665
Financial Select Sector SPDR Fund	157,289	3,787,519
Health Care Select Sector SPDR Fund	43,477	3,101,649
iShares Gold Trust (a)(c)(d)	248,203	2,735,197

		10,752,030
Fixed Income Funds — 16.1%
BlackRock Floating Rate Income Portfolio, Institutional Class (c)	905,499	9,136,483
Total Investment Companies — 35.0%		19,888,513

BLACKROCK FUNDS	OCTOBER 31, 2015	55

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27	USD	801	$927,898
2.00%, 1/15/26		366	411,268
1.75%, 1/15/28		296	328,341
3.63%, 4/15/28		250	333,036
2.50%, 1/15/29		283	341,282
3.88%, 4/15/29		304	421,359
3.38%, 4/15/32		114	157,410
2.13%, 2/15/40-2/15/41		356	427,521
0.75%, 2/15/42-2/15/45		783	697,090
0.63%, 2/15/43		259	223,144
1.38%, 2/15/44		392	405,908
U.S. Treasury Inflation Indexed Notes:
2.38%, 1/15/17		325	334,262
0.13%, 4/15/17-7/15/24		6,517	6,412,510
2.63%, 7/15/17		276	289,448
1.63%, 1/15/18		290	300,573
1.38%, 7/15/18-1/15/20		657	685,509
2.13%, 1/15/19		266	283,730
1.88%, 7/15/19		307	327,701
1.25%, 7/15/20		568	595,345
1.13%, 1/15/21		648	673,709
0.63%, 7/15/21-1/15/24		1,469	1,478,026
0.38%, 7/15/23-7/15/25		1,306	1,281,342
0.25%, 1/15/25		770	739,552
Total U.S. Treasury Obligations — 31.8%			18,075,964

			Value
Total Long-Term Investments (Cost — $47,049,736) — 82.2%			$46,749,875

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(e)		7,647,586	7,647,586

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (c)(e)(f)	USD	3	2,726
Total Short-Term Securities (Cost — $7,650,312) — 13.4%			7,650,312
Total Investments (Cost — $54,700,048*) — 95.6%			54,400,187
Other Assets Less Liabilities — 4.4%			2,511,834

Net Assets — 100.0%			$56,912,021

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$54,596,405

Gross unrealized appreciation	$1,984,903
Gross unrealized depreciation	(2,181,121)

Net unrealized depreciation	$(196,218)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2015	Shares Purchased		Shares/ Beneficial Interest Sold	Shares Held at October 31, 2015	Value at October 31, 2015	Income		Realized Loss
BlackRock Floating Rate Income Portfolio,
Institutional Class	1,125,585	11,357		(231,443)	905,499	$9,136,483	$108,498		$(100,537)
BlackRock Liquidity Funds, TempFund,
Institutional Class	2,372,967	5,274,619	[1]	—	7,647,586	$7,647,586	$6,723		—
BlackRock Liquidity Series, LLC, Money
Market Series	—	$2,726	[1]	—	2,726	2,726	$172	[2]	—
iShares Gold Trust	248,203	—		—	248,203	$2,735,197	—		—

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	All or a portion of security is held by a wholly owned subsidiary.

(e)	Represents the current yield as of period end.

56	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
13	E-Mini S&P 500 Futures	December 2015	USD	1,347,905	$108,383

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	16,358	USD	11,825	Goldman Sachs International	1/21/16	$(209)
AUD	3,842	USD	2,777	Goldman Sachs International	1/21/16	(49)
CAD	7,000	USD	5,386	Morgan Stanley & Co. International PLC	1/21/16	(35)
CAD	3,800	USD	2,924	Morgan Stanley & Co. International PLC	1/21/16	(20)
CHF	29,800	USD	31,415	Goldman Sachs International	1/21/16	(1,172)
EUR	50,500	USD	57,874	Barclays Bank PLC	1/21/16	(2,251)
GBP	9,000	USD	13,727	HSBC Bank PLC	1/21/16	144
HKD	45,000	USD	5,808	HSBC Bank PLC	1/21/16	—
ILS	16,000	USD	4,165	HSBC Bank PLC	1/21/16	(26)
JPY	2,398,700	USD	20,174	HSBC Bank PLC	1/21/16	(262)
NOK	22,267	USD	2,743	Goldman Sachs International	1/21/16	(126)
NZD	4,248	USD	2,855	HSBC Bank PLC	1/21/16	4
SEK	76,000	USD	8,952	Morgan Stanley & Co. International PLC	1/21/16	(36)
SEK	11,000	USD	1,289	Northern Trust Corp.	1/21/16	1
SGD	19,178	USD	13,834	HSBC Bank PLC	1/21/16	(182)
SGD	3,222	USD	2,325	HSBC Bank PLC	1/21/16	(31)
SGD	22,000	USD	15,629	Morgan Stanley & Co. International PLC	1/21/16	33
USD	4,030	CHF	4,000	Morgan Stanley & Co. International PLC	1/21/16	(29)
USD	6,557	EUR	6,000	Northern Trust Corp.	1/21/16	(51)
USD	78,012	GBP	50,536	Morgan Stanley & Co. International PLC	1/21/16	128
USD	9,194	GBP	6,000	State Street Bank and Trust Co.	1/21/16	(53)
USD	59,041	HKD	457,514	HSBC Bank PLC	1/21/16	(4)
USD	3,753	HKD	29,086	HSBC Bank PLC	1/21/16	—
USD	15,693	JPY	1,899,000	Northern Trust Corp.	1/21/16	(71)
USD	14,386	SEK	116,700	HSBC Bank PLC	1/21/16	696
Total						$(3,601)

BLACKROCK FUNDS	OCTOBER 31, 2015	57

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

      Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	8,072	$325,316

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	2,000	$(69,357)	$(102,024)	$32,667

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

      OTC Total Return Swaps

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contracts	Value	Premiums Paid (Received)	Unrealized Appreciation
Bloomberg Brent
Crude Subindex[1]	USD 987,097[2]	JPMorgan Chase Bank N.A.	6/29/16	3,613	$11,681	—	$11,681
S&P GSCI
Commodity Excess
Return Index[1]	USD 3,192,893[2]	JPMorgan Chase Bank N.A.	6/29/16	12,632	6,990	—	6,990
Total					$18,671	—	$18,671

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

58	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Asset Real Return Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$7,485,965	$1,299,433	—	$8,785,398
Investment Companies	19,888,513	—	—	19,888,513
U.S. Treasury Obligations	—	18,075,964	—	18,075,964
Short-Term Securities.	7,647,586	2,726	—	7,650,312

Total	$35,022,064	$19,378,123	—	$54,400,187

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$18,671	—	$18,671
Credit contracts	—	357,983	—	357,983
Equity contracts	$108,383	—	—	108,383
Foreign currency exchange contracts	—	1,006	—	1,006
Liabilities:
Foreign currency exchange contracts	—	(4,607)	—	(4,607)

Total	$108,383	$373,053	—	$481,436

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,362,944	—	—	$2,362,944
Foreign currency at value	2,050	—	—	2,050
Cash pledged for financial futures contracts	60,200	—	—	60,200
Cash pledged for centrally cleared swaps	480,210	—	—	480,210
Liabilities:
Collateral on securities loaned at value	—	$(2,726)	—	(2,726)

Total	$2,905,404	$(2,726)	—	$2,902,678

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	OCTOBER 31, 2015	59

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Short Obligations Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
CarMax Auto Owner Trust:
0.46%, 4/17/17	$30	$29,577
0.82%, 6/15/18	250	249,623
1.09%, 4/15/19	500	499,221
CNH Equipment Trust:
0.48%, 8/15/17	46	45,707
0.84%, 8/15/18	250	249,503
Honda Auto Receivables Owner Trust:
0.41%, 9/21/16	17	16,499
0.69%, 8/21/17	250	249,811
0.92%, 11/20/17	300	300,039
0.82%, 7/21/18	500	499,354
Hyundai Auto Receivables Trust, 0.69%, 4/15/18	250	249,777
Nissan Auto Receivables Owner Trust, 0.67%, 9/15/17	250	249,959
Volkswagen Auto Loan Enhanced Trust, 0.42%, 3/20/17	44	43,696
Volkswagen Credit Auto Master Trust, 0.54%, 7/22/19 (a)(b)	100	98,767
Total Asset-Backed Securities — 3.9%		2,781,533

Corporate Bonds	Par (000)	Value
Automobiles — 4.7%
Daimler Finance North America LLC:
2.63%, 9/15/16 (a)	1,110	1,122,424
2.95%, 1/11/17 (a)	750	762,425
Volkswagen International Finance NV:
2.88%, 4/01/16 (a)	500	500,879
0.76%, 11/18/16 (a)(b)	1,000	973,662

		3,359,390
Banks — 19.1%
Australia & New Zealand Banking Group Ltd.,
0.70%, 1/10/17 (a)(b)	250	250,195
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.00%, 2/26/16 (a)	500	500,525
Banque Federative du Credit Mutuel SA, 1.17%, 1/20/17 (a)(b)	500	502,373
BP Capital Markets PLC:
0.73%, 11/07/16 (b)	750	749,618
0.66%, 2/10/17 (b)	250	249,178
BPCE S.A.:
0.89%, 11/18/16 (b)	1,000	1,000,678
1.16%, 2/10/17 (b)	250	250,749
Canadian Imperial Bank of Commerce, 1.35%, 7/18/16	600	602,672
Capital One N.A., 1.47%, 8/17/18 (b)	750	756,361
Commonwealth Bank of Australia:
0.70%, 3/13/17 (a)(b)	1,075	1,074,886
1.12%, 11/02/18 (a)(b)	495	494,709
ING Bank NV, 0.66%, 1/04/16 (a)(b)	250	249,943
JPMorgan Chase & Co.:
3.45%, 3/01/16	750	757,009
0.84%, 2/15/17 (b)	1,000	999,584
Macquarie Bank Ltd.:
0.79%, 6/15/16 (a)(b)	275	274,996
0.95%, 10/27/17 (a)(b)	250	248,722
National Australia Bank Ltd., 0.87%, 7/25/16 (b)	265	265,630

Corporate Bonds	Par (000)	Value
Banks (continued)
Nordea Bank AB, 1.17%, 9/17/18 (a)(b)	$750	$753,391
Rabobank Nederland, New York, 0.65%, 4/28/17 (b)	500	499,739
Suncorp Metway Ltd., 0.80%, 5/23/16 (a)(b)	500	500,000
Svenska Handelsbanken AB:
0.80%, 3/21/16 (b)	500	500,577
0.80%, 9/23/16 (b)	250	250,501
Toronto-Dominion Bank, 2.38%, 10/19/16	500	507,745
UBS AG, Stamford, 0.83%, 9/26/16 (b)	500	500,715
Westpac Banking Corp., 1.05%, 11/25/16	1,000	1,001,979

		13,742,475
Beverages — 2.0%
Anheuser-Busch Inbev Finance, Inc., 1.13%, 1/27/17	250	249,195
Coca-Cola Co., 0.88%, 10/27/17	655	653,666
Sabmiller Holdings, Inc., 2.45%, 1/15/17 (a)	500	505,843

		1,408,704
Biotechnology — 1.4%
Amgen, Inc., 0.71%, 5/22/17 (b)	1,000	997,029
Consumer Finance — 4.2%
American Express Credit Corp.:
2.80%, 9/19/16	500	509,049
0.62%, 9/22/17 (b)	1,495	1,486,437
1.14%, 11/05/18 (b)	1,000	999,410

		2,994,896
Diversified Financial Services — 0.5%
Shell International Finance BV, 0.53%, 11/15/16 (b)	375	375,221
Diversified Telecommunication Services — 4.5%
AT&T, Inc.:
0.70%, 2/12/16 (b)	500	499,840
2.95%, 5/15/16	290	292,976
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	250	254,588
Verizon Communications, Inc.:
1.87%, 9/15/16 (b)	1,000	1,009,346
2.50%, 9/15/16	166	168,269
0.73%, 6/09/17 (b)	1,000	997,048

		3,222,067
Food & Staples Retailing — 0.4%
CVS Health Corp., 1.20%, 12/05/16	300	300,896
Food Products — 0.3%
General Mills, Inc., 0.62%, 1/29/16 (b)	250	249,971
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.:
0.95%, 6/01/16	520	519,821
1.85%, 1/15/17	750	755,896

		1,275,717
Health Care Providers & Services — 1.0%
Principal Life Global Funding II, 0.70%, 5/27/16 (a)(b)	500	500,653
Unitedhealth Group, Inc., 1.45%, 7/17/17	250	251,392

		752,045

60	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Short Obligations Fund

Corporate Bonds	Par (000)	Value
Insurance — 0.6%
Metropolitan Life Global Funding I, 1.30%, 4/10/17 (a)	$410	$411,353
Internet & Catalog Retail — 0.5%
Amazon.Com, Inc., 0.65%, 11/27/15	360	360,049
Machinery — 1.7%
Caterpillar Financial Services Corp., 1.00%, 3/03/17	250	250,079
John Deere Capital Corp., 0.77%, 7/11/17 (b)	1,000	1,002,516

		1,252,595
Manufacturing — 1.0%
Cooper US, Inc., 2.38%, 1/15/16	250	250,768
Tyco Electronics Group SA, 0.52%, 1/29/16 (b)	500	499,977

		750,745
Media — 1.4%
NBC Universal Enterprise Inc., 0.86%, 4/15/16 (a)(b)	1,000	1,001,126
Metals & Mining — 0.7%
Rio Tinto Finance USA PLC, 1.17%, 6/17/16 (b)	500	500,034
Oil, Gas & Consumable Fuels — 1.1%
Devon Energy Corp., 0.79%, 12/15/15 (b)	250	250,015
Total Capital Canada Ltd., 0.70%, 1/15/16 (b)	300	300,196
TransCanada Pipelines Ltd., 1.01%, 6/30/16 (b)	250	249,862

		800,073
Pharmaceuticals — 0.3%
Bayer US Finance LLC, 0.57%, 10/07/16 (a)(b)	250	249,703
Specialty Retail — 0.3%
Lowe’s Cos Inc., 0.94%, 9/14/18 (b)	195	195,664
Tobacco — 0.4%
Philip Morris International Inc., 1.25%, 8/11/17	270	270,923
Wireless Telecommunication Services — 0.3%
America Movil Sab de CV, 2.38%, 9/08/16	250	252,217
Total Corporate Bonds — 48.2%		34,722,893
Total Long-Term Investments (Cost — $37,529,476) — 52.1%		37,504,426

Short-Term Securities
Certificates of Deposit	Par (000)	Value
Domestic — 2.1%
Wells Fargo Bank N.A., 0.57%, 10/13/16 (b)	1,500	1,499,694
Yankee (c) — 5.9%
Credit Suisse, New York:
0.74%, 12/07/15 (b)	500	499,989

Certificates of Deposit	Par (000)	Value
Yankee (c) (continued)
0.67%, 4/29/16 (b)	$500	$499,973
Mitsubishi UFJ Trust and Bank Corp., 0.75%, 4/08/16	250	250,315
Toronto Dominion Bank, New York, 0.57%, 10/17/16 (b)	1,500	1,499,691
Westpac Banking Corp New York, 0.57%, 10/21/16 (b)	1,500	1,499,685
Total Certificates of Deposit — 8.0%		5,749,347

Commercial Paper
Autozone Inc., 0.39%, 11/12/15 (d)	2,500	2,499,774
Barclays US Funding LLC, 0.70%, 4/22/16 (a)(d)	1,500	1,495,589
Becton Dickinson Co., 0.45%, 11/09/15 (d)	2,000	1,999,861
Campbell Soup Company, 0.53%, 12/21/15 (d)	725	724,750
Duke Energy Corp, 0.40%, 11/19/15 (d)	1,000	999,857
Eaton Corp., 0.50%, 12/08/15 (d)	1,250	1,249,605
Ecolab Inc., 0.51%, 1/04/16 (d)	1,500	1,499,098
Enbridge Inc., 0.64%, 11/06/15 (d)	500	499,976
Hyundai Capital America:
0.58%, 12/08/15 (d)	1,500	1,499,526
0.82%, 1/19/16 (d)	1,050	1,049,178
Lyondellbasell Investment LLC, 0.35%, 11/10/15 (a)(d)	3,000	2,999,771
Macquarie Bank Ltd., 0.74%, 10/20/16 (a)(b)	1,000	1,000,319
Nissan Motor Acceptance Corp., 0.39%, 11/13/15 (a)(d)	2,000	1,999,806
Omnicom Capital Inc., 0.45%, 11/16/15 (d)	2,000	1,999,761
United Tech Corp., 0.40%, 11/16/15 (d)	1,977	1,976,764
VF Corp., 0.37%, 11/18/15 (d)	325	324,961
Virginia Electric and Power Co., 0.44%, 11/16/15 (d)	1,000	999,895
Total Commercial Paper — 34.5%		24,818,491

Money Market Funds — 0.1%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	97,954	97,954

BLACKROCK FUNDS	OCTOBER 31, 2015	61

Schedule of Investments (continued)	BlackRock Short Obligations Fund

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.81%, 11/16/15 (Purchased on 5/18/15 to be repurchased at $753,071, collateralized by various corporate/debt obligations, 6.50% to 10.75% due from 2/01/16 to 1/01/49, aggregate original par and fair value of $1,467,000 and $900,100, respectively)	$750	$750,181
Barclays Capital, Inc., 0.81%, 11/16/15 (Purchased on 6/02/15 to be repurchased at $752,801, collateralized by various corporate/debt obligations, 6.25% to 11.25% due from 2/15/17 to 1/01/49, aggregate original par and fair value of $1,672,000 and $897,909, respectively)	750	750,181
Total Value of Barclays Capital, Inc. (Collateral value of $1,798,009)		1,500,362
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.65%, 11/02/15 (g) (Purchased on 6/02/15 to be repurchased at $1,002,763, collateralized by corporate/debt obligation, 0.00% due at 3/25/58, original par and fair value of $1,110,042 and $1,250,000, respectively)	1,000	1,001,359
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (Collateral value of $1,250,000)		1,001,359

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.21%, 11/02/15 (g) (Purchased on 10/28/15 to be repurchased at $1,752,710, collateralized by U.S. government sponsored agency obligations, 5.46% to 5.99% due from 4/15/45 to 5/25/45, aggregate original par and fair value of $9,176,104 and $1,872,500, respectively)	$1,750	$1,750,000
Total Value of Mizuho Securities USA, Inc. (Collateral value of $1,872,500)		1,750,000
Wells Fargo Securities LLC, 0.62%, 1/05/16 (Purchased on 9/17/15 to be repurchased at $1,001,894, collateralized by corporate/debt obligation, 2.99% due at 5/15/48, original par and fair value of $6,305,785 and $1,070,000, respectively)	1,000	1,000,610
Total Value of Wells Fargo Securities LLC (Collateral value of $1,070,000)		1,000,610
Total Repurchase Agreements — 7.3%		5,252,331
Total Short-Term Securities (Cost — $35,912,736) — 49.9%		35,918,123
Total Investments (Cost — $73,442,212*) — 102.0%		73,422,549
Liabilities in Excess of Other Assets — (2.0)%		(1,463,793)

Net Assets — 100.0%		$71,958,756

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$73,442,212

Gross unrealized appreciation	$36,144
Gross unrealized depreciation	(55,807)

Net unrealized depreciation	$(19,663)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity (Shares)	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	47,370	50,584	97,954	$141

(f)	Represents the current yield as of period end.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

62	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Short Obligations Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$36,505,205	$999,221	$37,504,426
Short-Term Securities	$97,954	34,320,484	1,499,685	35,918,123
Total	$97,954	$70,825,689	$2,498,906	$73,422,549

[1] See above Schedule of Investments for values in each security type.

During the period ended October 31, 2015, there were no transfers between level 1 and 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Certificates of Deposit	Corporate Bonds	Total
Assets:
Opening Balance, as of July 31, 2015	—	—	$500,000	$500,000
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	$(738)	$(315)	—	(1,053)
Net change in unrealized appreciation (depreciation)[1]	—	—	—	—
Purchases	499,959	1,500,000	1,999,959
Sales	—	—	—	—

Closing Balance, as of October 31, 2015	$499,221	$1,499,685	$500,000	$2,498,906

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2015[1]	$(738)	$(315)	—	$(1,053)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	OCTOBER 31, 2015	63

Consolidated Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Strategic Risk Allocation Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Australia — 9.6%
Australia Government Inflation Linked Bond:
1.00%, 11/21/18	AUD	813	$620,707
4.00%, 8/20/20		431	593,669
1.25%, 2/21/22		628	513,169
3.00%, 9/20/25		601	617,725
2.50%, 9/20/30		642	642,048
2.00%, 8/21/35		391	346,742

			3,334,060
Canada — 5.0%
Canadian Government Inflation Linked Bond:
4.25%, 12/01/26	CAD	468	513,832
4.00%, 12/01/31		428	496,686
2.00%, 12/01/41		363	354,230
1.50%, 12/01/44		309	276,241
1.25%, 12/01/47		99	84,310

			1,725,299
France — 7.2%
Republic of France Inflation Linked Bond:
0.45%, 7/25/16	EUR	194	216,100
0.10%, 7/25/21		338	391,714
1.10%, 7/25/22		588	735,057
1.85%, 7/25/27		569	791,623
0.70%, 7/25/30		306	383,586

			2,518,080
Germany — 2.1%
Deutsche Bundesrepublik Inflation Linked Bond:
0.75%, 4/15/18		126	144,155
1.75%, 4/15/20		173	213,682
0.10%, 4/15/23		250	295,591
0.50%, 4/15/30		76	96,353

			749,781
Sweden — 10.2%
Sweden Inflation Linked Bond:
0.50%, 6/01/17	SEK	4,315	541,315
4.00%, 12/01/20		2,610	500,483
0.25%, 6/01/22		4,880	629,099
1.00%, 6/01/25		6,575	909,575
3.50%, 12/01/28		4,335	959,341

			3,539,813

Foreign Government Obligations		Par (000)	Value
United Kingdom — 4.6%
United Kingdom Gilt Inflation Linked Bond:
0.13%, 3/22/24	GBP	66	$109,622
0.13%, 3/22/29		106	182,113
0.75%, 3/22/34		68	134,911
1.13%, 11/22/37		263	586,888
0.13%, 3/22/44		187	367,013
0.75%, 11/22/47		94	223,901

			1,604,448
Total Foreign Government Obligations — 38.7%			13,471,481

Investment Companies		Shares
Fixed Income Funds — 8.4%
iShares TIPS Bond ETF (a)		26,373	2,926,348
Total Long-Term Investments (Cost — $17,649,064) — 47.1%			16,397,829

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (a)(b)(c)		15,486,129	15,486,129
Total Short-Term Securities (Cost — $15,486,129) — 44.5%			15,486,129

Options Purchased
(Cost — $323,060) — 0.1%			39,522
Total Investments (Cost — $33,458,253*) — 91.7%			31,923,480
Other Assets Less Liabilities — 8.3%			2,889,045

Net Assets — 100.0%			$34,812,525

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,549,674

Gross unrealized appreciation	$71,187
Gross unrealized depreciation	(1,697,381)

Net unrealized depreciation	$(1,626,194)

64	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

(a)	During the period ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Shares Sold	Shares Held at October 31, 2015	Value at October 31, 2015	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	18,716,182	(3,230,053)[1]	15,486,129	$15,486,129	$4,227	—
iShares TIPS Bond ETF	28,501	(2,128)	26,373	$2,926,348	$10,527	$(22,914)

[1]	Represents net shares sold.

(b)	Represents the current yield as of period end.

(c)	All or a portion of security is held by a wholly owned subsidiary.

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation
1	ASX SPI 200 Index Futures[1]	December 2015	USD	93,345	$4,047
33	Australian Government Bonds (10 Year)	December 2015	USD	3,044,173	23,389
(25)	CBOE Volatility Index Futures[1]	December 2015	USD	433,125	1,235
22	E-Mini MSCI Emerging Markets Index Futures[1]	December 2015	USD	928,070	38,120
13	E-Mini S&P 500 Futures[1]	December 2015	USD	1,347,905	72,414
15	Euro STOXX 50 Index[1]	December 2015	USD	561,317	34,864
3	FTSE 100 Index[1]	December 2015	USD	292,286	9,311
26	Japanese Government Bonds (10 Year)	December 2015	USD	3,200,497	18,530
6	Russell 2000 Mini Index Futures[1]	December 2015	USD	694,980	6,810
2	TOPIX Index[1]	December 2015	USD	258,308	17,055
Total					$225,775

[1]	All or a portion of security is held by a wholly owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,865,400	[1]	AUD	5,434,062	JPMorgan Chase Bank N.A.	12/02/15	$(3,029)
USD	124,000	[1]	BRL	454,000	Deutsche Bank AG	12/02/15	7,594
USD	51,515	[1]	BRL	204,000	JPMorgan Chase Bank N.A.	12/02/15	(790)
USD	1,954,580	[1]	CAD	2,580,724	Deutsche Bank AG	12/02/15	(18,656)
USD	243,302	[1]	EUR	215,000	JPMorgan Chase Bank N.A.	12/02/15	6,771
USD	4,692,170	[1]	EUR	4,175,702	JPMorgan Chase Bank N.A.	12/02/15	98,292
USD	2,330,426	[1]	GBP	1,515,006	JPMorgan Chase Bank N.A.	12/02/15	(4,674)
USD	76,562	[1]	INR	5,001,000	Goldman Sachs International	12/02/15	489
USD	109,306	[1]	INR	7,329,000	UBS AG	12/02/15	(2,179)
USD	104,490	[1]	JPY	12,479,000	JPMorgan Chase Bank N.A.	12/02/15	1,038
USD	845,929	[1]	JPY	101,878,633	JPMorgan Chase Bank N.A.	12/02/15	1,347
USD	193,571	[1]	KRW	227,823,000	Goldman Sachs International	12/02/15	(6,044)
USD	156,993	[1]	KRW	177,716,000	JPMorgan Chase Bank N.A.	12/02/15	1,281
USD	93,029	[1]	MYR	391,000	Goldman Sachs International	12/02/15	2,237
USD	36,068	[1]	RUB	2,458,000	Barclays Bank PLC	12/02/15	(2,047)

BLACKROCK FUNDS	OCTOBER 31, 2015	65

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,640	[1]	RUB	2,183,000	JPMorgan Chase Bank N.A.	12/02/15	$790
USD	68,931	[1]	SEK	573,000	JPMorgan Chase Bank N.A.	12/02/15	1,813
USD	4,152,729	[1]	SEK	35,175,468	JPMorgan Chase Bank N.A.	12/02/15	32,476
USD	174,225	[1]	TWD	5,613,000	JPMorgan Chase Bank N.A.	12/02/15	1,313
Total							$118,022

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.60%	Pay	3-month LIBOR	2/26/16	USD	4,400	$15,931
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.60%	Pay	3-month LIBOR	2/26/16	USD	900	3,259
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.85%	Pay	3-month LIBOR	2/26/16	USD	11,900	16,802
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.85%	Pay	3-month LIBOR	2/26/16	USD	2,500	3,530
Total									$39,522

Centrally Cleared Credit Default Swaps – Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	3,400	$134,633
CDX.NA.IG Series 25 Version 1	1.00%	12/20/20	BBB+	USD	9,000	37,987
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	B+	EUR	1,100	13,674
iTraxx Europe Series 24 Version 1	1.00%	12/20/20	A-	EUR	7,600	37,568
Total						$223,862

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps – Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Received	Unrealized Appreciation
CDX.EM Series 24 Version 2	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BB+	USD 5,096	$(518,149)	$(604,015)	$85,866

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

66	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian (10 Year) Bond Futures December 2015	CAD 4,355,500[2]	Bank of America N.A.	11/24/15	31	$(80,575)	—	$(80,575)
Long Gilt Futures December 2015	GBP 2,001,750[2]	Bank of America N.A.	11/25/15	17	(2,498)	—	(2,498)
U.S. Treasury (10 Year) Notes Futures December 2015	USD 12,130,313[2]	Bank of America N.A.	11/25/15	95	28,861	—	28,861
U.S. Treasury (10 Year) Notes Futures December 2015	USD 383,063[2]	Bank of America N.A.	11/25/15	3	45	—	45
Euro-Bund Futures December 2015	EUR 1,414,890[2]	Bank of America N.A.	12/04/15	9	24,741	—	24,741
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.02%[3]	JPMorgan Chase Bank N.A.	12/18/15	265	9,329	—	9,329
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.02%[3]	JPMorgan Chase Bank N.A.	12/18/15	57	2,007	—	2,007
MSCI Emerging Markets Net Total Return Index[1]	3-month LIBOR plus 0.25%[3]	BNP Paribas S.A.	12/18/15	3,622	29,138	—	29,138
MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR plus 0.03%[3]	JPMorgan Chase Bank N.A.	12/18/15	6,010	26,413	—	26,413
MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR plus 0.03%[3]	JPMorgan Chase Bank N.A.	12/18/15	724	3,182	—	3,182
MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR minus 0.10%[3]	JPMorgan Chase Bank N.A.	12/18/15	434	1,927	—	1,927
S&P GSCI Excess Return on the Light Energy Index[1]	USD 2,448,741[2]	BNP Paribas S.A.	12/18/15	11,845	(296,219)	—	(296,219)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.06%[3]	JPMorgan Chase Bank N.A.	3/18/16	56	(1,297)	—	(1,297)
MSCI Emerging Markets Net Total Return Index[1]	3-month LIBOR plus 0.10%[3]	JPMorgan Chase Bank N.A.	3/18/16	2,362	(21,417)	—	(21,417)
MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR plus 0.05%[3]	JPMorgan Chase Bank N.A.	3/18/16	1,109	943	—	943
S&P GSCI Excess Return on the Light Energy Index[1]	USD 816,178[2]	BNP Paribas S.A.	3/18/16	3,948	(10,551)	—	(10,551)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR[3]	JPMorgan Chase Bank N.A.	3/28/16	105	26,244	—	26,244
S&P GSCI Excess Return on the Light Energy Index[1]	USD 697,100[2]	JPMorgan Chase Bank N.A.	3/28/16	3,372	4,345	—	4,345
Total					$(255,382)	—	$(255,382)

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[3]	Fund receives the total return of the reference entity and pays the floating amount. Net payment made at termination.

BLACKROCK FUNDS	OCTOBER 31, 2015	67

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$13,471,481	—	$13,471,481
Investment Companies	$2,926,348	—	—	2,926,348
Short-Term Securities	15,486,129	—	—	15,486,129
Options Purchased:
Interest Rate Contracts	—	39,522	—	39,522

Total	$18,412,477	$13,511,003	—	$31,923,480

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$4,345	—	$4,345
Credit contracts	—	309,728	—	309,728
Equity contracts	$183,856	99,183	—	283,039
Foreign currency exchange contracts	—	155,441	—	155,441
Interest rate contracts	41,919	53,647	—	95,566
Liabilities:
Commodity contracts	—	(306,770)	—	(306,770)
Equity contracts	—	(22,714)	—	(22,714)
Foreign currency exchange contracts	—	(37,419)	—	(37,419)
Interest rate contracts	—	(83,073)	—	(83,073)

Total	$225,775	$172,368	—	$398,143

[1] Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

68	BLACKROCK FUNDS	OCTOBER 31, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Risk Allocation Fund

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1	—	—	$1
Foreign currency at value	1,805,548	—	—	1,805,548
Cash pledged for financial futures contracts	431,260	—	—	431,260
Cash pledged for centrally cleared swaps	588,240	—	—	588,240
Cash pledged for OTC derivatives	700,000	—	—	700,000

Total	$3,525,049	—	—	$3,525,049

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	OCTOBER 31, 2015	69

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Ultra-Short Obligations Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Automobiles — 2.3%
Volkswagen Group of America Finance LLC, 0.55%, 5/23/16 (a)(b)	$600	$591,743
Banks — 7.1%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.78%, 2/26/16 (a)(b)	270	270,143
BNP Paribas S.A., 0.62%, 11/07/15 (b)	900	900,002
Credit Industriel et Commercial, New York, 0.57%, 1/15/16	600	600,370

		1,770,515
Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc., 0.70%, 11/02/15	875	875,000
Total Long-Term Investments (Cost — $3,244,946) — 12.9%		3,237,258

Short-Term Securities
Certificates of Deposit
Yankee (c) — 4.2%
Mitsubishi UFJ Trust and Bank Corp., 0.75%, 4/08/16	250	250,315
National Bank of Canada New York, 0.44%, 11/06/15 (b)	450	449,999
Natixis S.A. New York, 0.54%, 11/10/15	350	350,050
Total Certificates of Deposit — 4.2%		1,050,364

Commercial Paper (d)
AXA Financial Inc., 0.20%, 11/09/15 (a)	1,000	999,939
BASF SE, 0.45%, 2/09/16 (a)	500	499,598
BP Capital Markets, 0.70%, 11/13/15 (a)	600	599,964
Hyundai Capital America, 0.45%, 11/04/15	500	499,983
LMA Americas LLC, 0.14%, 11/09/15 (a)	1,000	999,957
Motiva Enterprises LLC, 0.43%, 11/05/15	973	972,964
Natixis S.A. New York, 0.15%, 11/10/15	600	599,988
Omnicom Capital Inc., 0.50%, 11/09/15	442	441,969
Sheffield Receivables Corp., 0.23%, 11/06/15	800	799,977
Societe Generale S.A., 0.74%, 3/31/16 (a)	250	249,523
Unitedhealth Group Inc., 0.30%, 11/02/15	600	599,989
Versailles Commercial Paper LLC, 0.20%, 11/23/15	500	499,939
Victory Receivables, 0.21%, 11/02/15	675	674,992
Virginia Electric and Power Co., 0.38%, 11/10/15	480	479,968
Total Commercial Paper — 35.7%		8,918,750

Money Market Funds — 15.0%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	3,741,482	3,741,482

U.S. Government Sponsored Agency Obligations — 23.2%	Par (000)	Value
Federal Home Loan Bank Discount Notes, 0.03%, 11/20/15 (d)	$5,800	$5,799,925

Repurchase Agreements
Barclays Capital, Inc., 0.81%, 11/16/15 (Purchased on 5/18/15 to be repurchased at $753,071, collateralized by various corporate/debt obligations, 5.85% to 11.88% due from 2/01/16 to 3/15/23, aggregate original par and fair value of $1,449,000 and $899,945, respectively)	750	750,181
Barclays Capital, Inc., 0.81%, 11/16/15 (Purchased on 6/02/15 to be repurchased at $250,939, collateralized by various corporate/debt obligations, 7.38% to 8.50% due from 10/15/17 to 12/15/18, aggregate original par and fair value of $331,000 and $290,515, respectively)	250	250,061
Total Value of Barclays Capital, Inc. (collateral value of $1,190,460)		1,000,242
Citigroup Global Markets, Inc., 0.70%, 11/02/15 (g) (Purchased on 5/26/15 to be repurchased at $501,562, collateralized by corporate/debt obligation, 5.56% due at 6/10/49, original par and fair value of $508,766 and $535,001, respectively)	500	500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $535,001)		500,000
JPMorgan Securities LLC, 0.63%, 11/17/15 (Purchased on 8/19/15 to be repurchased at $751,181, collateralized by corporate/debt obligation, 0.38% due at 10/25/36, original par and fair value of $5,365,000 and $900,316, respectively)	750	750,137
Total Value of JPMorgan Securities LLC (collateral value of $900,316)		750,137
Total Repurchase Agreements — 9.0%		2,250,379
Total Short-Term Securities (Cost — $21,759,584) — 87.1%		21,760,900
Total Investments (Cost — $25,004,530*) — 100.0%		24,998,158
Liabilities in Excess of Other Assets — 0.0%		(4,486)

Net Assets — 100.0%		$24,993,672

70	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Ultra-Short Obligations Fund

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$25,004,530

Gross unrealized appreciation	$1,997
Gross unrealized depreciation	(8,369)

Net unrealized depreciation	$(6,372)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity (Shares)	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,776	3,737,706	3,741,482	$280

(f)	Represents the current yield as of period end.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$3,237,258	—	$3,237,258
Short-Term Securities	$3,741,482	18,019,418	—	21,760,900
Total	$3,741,482	$21,256,676	—	$24,998,158

[1] See above Schedule of Investments for values in each security type.

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	OCTOBER 31, 2015	71

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	December 22, 2015

2